UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2019 – JUNE 30, 2019

                                          (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG GW&K Enhanced Core Bond ESG Fund

(formerly AMG GW&K Enhanced Core Bond Fund)

Class N: MFDAX    |     Class I: MFDSX    |     Class Z: MFDYX

AMG GW&K Municipal Bond Fund

Class N: GWMTX    |    Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX    |    Class I: GWMEX    |    Class Z: GWMZX

AMG GW&K Small Cap Core Fund

Class N: GWETX    |    Class I: GWEIX    |    Class Z: GWEZX

AMG GW&K Small/Mid Cap Fund

Class N: GWGVX    |    Class I: GWGIX    |    Class Z: GWGZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com |	063019 SAR019

AMG Funds

Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Enhanced Core Bond ESG Fund	5

AMG GW&K Municipal Bond Fund	9

AMG GW&K Municipal Enhanced Yield Fund	14

AMG GW&K Small Cap Core Fund	18

AMG GW&K Small/Mid Cap Fund	22

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	27

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28

Detail of changes in assets for the past two fiscal periods

Financial Highlights	30

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	44

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG GW&K Enhanced Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.73%	$1,000	$1,075	$3.75
Class I	0.55%	$1,000	$1,075	$2.83
Class Z	0.48%	$1,000	$1,076	$2.47

Based on Hypothetical 5% Annual Return
Class N	0.73%	$1,000	$1,021	$3.66
Class I	0.55%	$1,000	$1,022	$2.76
Class Z	0.48%	$1,000	$1,022	$2.41
AMG GW&K Municipal Bond Fund
Based on Actual Fund Return
Class N	0.71%	$1,000	$1,054	$3.62
Class I	0.39%	$1,000	$1,056	$1.99

Based on Hypothetical 5% Annual Return
Class N	0.71%	$1,000	$1,021	$3.56
Class I	0.39%	$1,000	$1,023	$1.96
AMG GW&K Municipal Enhanced Yield Fund
Based on Actual Fund Return
Class N	0.99%	$1,000	$1,077	$5.10
Class I	0.64%	$1,000	$1,079	$3.30
Class Z	0.59%	$1,000	$1,080	$3.04

Based on Hypothetical 5% Annual Return
Class N	0.99%	$1,000	$1,020	$4.96
Class I	0.64%	$1,000	$1,022	$3.21
Class Z	0.59%	$1,000	$1,022	$2.96

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund
Based on Actual Fund Return
Class N	1.30%	$1,000	$1,191	$7.06
Class I	0.95%	$1,000	$1,193	$5.17
Class Z	0.90%	$1,000	$1,193	$4.89

Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Small/Mid Cap Fund
Based on Actual Fund Return
Class N	1.10%	$1,000	$1,209	$6.03
Class I	0.95%	$1,000	$1,210	$5.21
Class Z	0.85%	$1,000	$1,211	$4.66

Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,019	$5.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Enhanced Core Bond ESG Fund[2,3,4,5,6,7,8]
Class N	7.45%	8.40%	1.81%	4.96%	5.31%	01/02/97
Class I	7.51%	8.68%	2.01%	—	2.49%	11/30/12
Class Z	7.55%	8.63%	2.07%	5.23%	5.69%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[18]	6.11%	7.87%	2.95%	3.90%	5.14%	01/02/97	†
AMG GW&K Municipal Bond Fund2, [3,9,10,11]
Class N	5.41%	7.34%	2.97%	4.31%	4.31%	06/30/09
Class I	5.62%	7.72%	3.39%	4.78%	4.78%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[19]	5.36%	7.63%	3.81%	4.95%	4.94%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund2, [3,5,9,10,11,12,13]
Class N	7.71%	7.62%	5.01%	—	6.77%	07/27/09
Class I	7.87%	8.00%	5.46%	7.32%	4.98%	12/30/05
Class Z	8.01%	8.09%	—	—	6.84%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[20]	6.63%	8.30%	5.22%	6.26%	4.18%	12/30/05	†
AMG GW&K Small Cap Core Fund2, [14]
Class N	19.12%	(2.52%)	7.35%	14.00%	8.12%	12/10/96
Class I	19.33%	(2.20%)	7.77%	—	13.78%	07/27/09
Class Z	19.32%	(2.16%)	—	—	7.41%	02/24/17

Russell 2000® Index[21]	16.98%	(3.31%)	7.06%	13.45%	8.14%	12/10/96	†
AMG GW&K Small/Mid Cap Fund2, [14,15,16,17]
Class N	20.92%	5.55%	—	—	8.52%	02/24/17
Class I	21.02%	5.66%	—	—	5.91%	06/30/15
Class Z	21.10%	5.84%	—	—	8.79%	02/24/17

Russell 2500® Index[22]	19.25%	1.77%	7.66%	14.44%	8.10%	06/30/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[6]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[7]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[8]

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments

3

Fund Performance

Periods ended June 30, 2019 (continued)

are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
[9]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[10]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[11]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[13]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[14]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[15]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[16]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[17]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[18]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[19]

The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[20]

The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

[21]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[22]

The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Enhanced Core Bond ESG Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	45.1
Corporate Bonds and Notes	42.9
Municipal Bonds	7.7
Short-Term Investments	4.9
Other Assets Less Liabilities	(0.6)

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	47.0
Aaa	1.1
Aa	11.3
A	13.6
Baa	13.8
Ba	13.2

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 4.000%, 10/01/43	7.4
FNMA, 4.500%, 04/01/41	5.2
United States Treasury Bonds, 4.500%, 02/15/36	4.5
FHLMC Gold Pool, 5.000%, 10/01/36	3.2
FNMA, 4.000%, 12/01/33	2.8
FNMA, 3.500%, 03/01/46	2.7
FNMA, 3.500%, 11/01/42	2.6
FNMA, 4.500%, 05/01/39	2.6
United States Treasury Bonds, 3.500%, 02/15/39	2.0
Verizon Communications, Inc., 3.875%, 02/08/29	2.0

Top Ten as a Group	35.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Enhanced Core Bond ESG Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount	Value
Corporate Bonds and Notes - 42.9%
Financials - 13.4%
Aircastle, Ltd. 5.000%, 04/01/23	$170,000	$179,978
Ally Financial, Inc. 8.000%, 11/01/31	257,000	340,965
American Tower Corp. 4.400%, 02/15/26	337,000	364,448
Bank of America Corp., MTN 3.875%, 08/01/25	502,000	537,714
Boston Properties, LP 3.400%, 06/21/29	355,000	364,077
CIT Group, Inc. 6.125%, 03/09/28	296,000	337,440
CyrusOne, LP / CyrusOne Finance Corp. 5.000%, 03/15/24	174,000	179,220
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	524,000	537,356
Host Hotels & Resorts, LP Series C 4.750%, 03/01/23	313,000	331,809
Iron Mountain US Holdings, Inc. 5.375%, 06/01/26[1]	171,000	172,496
JPMorgan Chase & Co. 2.950%, 10/01/26	369,000	375,945
MGM Resorts International 7.750%, 03/15/22	308,000	344,190
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	345,000	359,415
Visa, Inc. 4.300%, 12/14/45	324,000	384,325
Total Financials		4,809,378
Industrials - 29.5%
The ADT Security Corp. 6.250%, 10/15/21	167,000	177,438
AT&T, Inc. 4.250%, 03/01/27	333,000	357,200
Automatic Data Processing, Inc. 3.375%, 09/15/25	496,000	525,547
Ball Corp. 4.875%, 03/15/26[2]	172,000	183,180
Briggs & Stratton Corp. 6.875%, 12/15/20	335,000	350,075
CDW LLC / CDW Finance Corp.
5.000%, 09/01/25	20,000	20,888
5.500%, 12/01/24	321,000	344,754
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/25	331,000	359,631

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	$305,000	$340,456
Clearwater Paper Corp. 4.500%, 02/01/23[2]	217,000	207,235
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	298,000	311,038
Crown Americas LLC / Crown Americas Capital Corp. V 4.250%, 09/30/26[2]	62,000	63,473
CVS Health Corp. 5.125%, 07/20/45	313,000	334,298
Exelon Corp. 4.950%, 06/15/35	250,000	280,160
Fidelity National Information Services, Inc. Series 10Y 4.250%, 05/15/28	333,000	363,388
The George Washington University Series 2018 4.126%, 09/15/48	493,000	554,402
HCA, Inc. 5.000%, 03/15/24	320,000	348,987
Hilton Domestic Operating Co, Inc. 4.250%, 09/01/24	332,000	337,810
Kaiser Foundation Hospitals 3.150%, 05/01/27	337,000	347,761
L Brands, Inc. 5.625%, 02/15/22	116,000	121,668
Lennar Corp.
4.750%, 05/30/25	20,000	21,275
4.750%, 11/15/22	319,000	334,950
McDonald’s Corp., MTN 3.700%, 01/30/26	352,000	374,494
Microsoft Corp. 3.750%, 02/12/45	332,000	361,724
Murphy Oil USA, Inc. 6.000%, 08/15/23	167,000	172,219
Netflix, Inc. 4.375%, 11/15/26	175,000	179,428
Northrop Grumman Corp. 3.200%, 02/01/27	367,000	376,903
NuStar Logistics, LP 6.750%, 02/01/21	162,000	170,100
Owens Corning 4.200%, 12/15/22	327,000	340,536
Parker-Hannifin Corp. 3.250%, 06/14/29	332,000	345,064
PulteGroup, Inc. 5.500%, 03/01/26	155,000	167,981
RELX Capital, Inc. 4.000%, 03/18/29	347,000	367,582

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Enhanced Core Bond ESG Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 29.5% (continued)
T-Mobile USA, Inc., Contingent Value Bond 0.000%, *,3,4	$207,000	$0
Toll Brothers Finance Corp. 4.375%, 04/15/23	154,000	159,968
Verizon Communications, Inc. 3.875%, 02/08/29	677,000	726,795
Waste Management, Inc. 3.450%, 06/15/29	326,000	343,925
WESCO Distribution, Inc. 5.375%, 06/15/24	175,000	180,250
Total Industrials		10,552,583
Total Corporate Bonds and Notes (Cost $14,819,952)		15,361,961
Municipal Bonds - 7.7%
California State General Obligation, School Improvements 7.550%, 04/01/39	435,000	689,501
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	490,000	523,834
JobsOhio Beverage System, Series B 3.985%, 01/01/29	315,000	343,092
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	420,000	536,693
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	235,000	328,605
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	315,000	334,177
Total Municipal Bonds (Cost $2,629,097)		2,755,902
U.S. Government and Agency Obligations - 45.1%
Fannie Mae - 28.2%
FNMA
3.000%, 03/01/47	364,132	368,823
3.500%, 11/01/42 to 03/01/46	1,804,183	1,873,605
4.000%, 12/01/33 to 10/01/43	3,466,708	3,655,735
4.500%, 05/01/39 to 08/01/48	3,638,200	3,899,125
5.000%, 11/01/43	281,677	308,038
Total Fannie Mae		10,105,326
Freddie Mac - 6.9%
FHLMC Gold Pool
3.500%, 02/01/30	434,998	452,801

	Principal Amount	Value
FHLMC Gold Pool
5.000%, 10/01/36	$1,049,503	$1,148,961
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	490,000	521,943
Series K076, Class A2 3.900%, 04/25/28	310,000	345,017
Total Freddie Mac		2,468,722
U.S. Treasury Obligations - 10.0%
United States Treasury Bonds
3.500%, 02/15/39	615,000	730,733
4.500%, 02/15/36	1,217,000	1,605,964
United States Treasury Notes
2.000%, 11/30/22	654,000	659,991
6.250%, 08/15/23	496,000	584,641
Total U.S. Treasury Obligations		3,581,329
Total U.S. Government and Agency Obligations (Cost $15,970,346)		16,155,377
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 1.3%[5]
BNP Paribas S.A., dated 06/28/19, due 07/01/19, 2.480% total to be received $465,723 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 06/30/19 - 02/15/49, totaling $474,940)	465,627	465,627

	Shares
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[6]	431,859	431,859
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[6]	431,859	431,859
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[6]	444,945	444,945
Total Other Investment Companies		1,308,663
Total Short-Term Investments (Cost $1,774,290)		1,774,290
Total Investments - 100.6% (Cost $35,193,685)		36,047,530
Other Assets, less Liabilities - (0.6)%		(217,593)
Net Assets - 100.0%		$35,829,937

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Enhanced Core Bond ESG Fund

Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $172,496 or 0.5% of net assets.

[2]	Some of these securities, amounting to $449,349 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Escrow shares.
[4]	Security’s value was determined by using significant unobservable inputs.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$15,361,961	$0	$15,361,961
Municipal Bonds†	—	2,755,902	—	2,755,902
U.S. Government and Agency Obligations†	—	16,155,377	—	16,155,377
Short-Term Investments
Joint Repurchase Agreements	—	465,627	—	465,627
Other Investment Companies	$1,308,663	—	—	1,308,663

Total Investments in Securities	$1,308,663	$34,738,867	$0	$36,047,530

†

All corporate bonds and notes, mortgage-backed securities, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, mortgage-backed securities, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

At June 30, 2019, the Level 3 corporate bond was received as a result of a corporate action on June 12, 2019. The security’s value was determined by using significant unobservable inputs.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN
% of
Category	Net Assets
Transportation	27.3
Utilities	23.5
General Obligation	20.6
Public Services	7.7
Healthcare	7.5
Utilities	2.5
Industrial Development	2.3
Education	2.2
State and Non-State Appropriated Tobacco	1.0
Short-Term Investments	4.9
Other Assets Less Liabilities	0.5

Rating	% of Market Value[1]
Aaa	29.4
Aa	47.3
A	21.4
Baa	1.9

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS
% of
Security Name	Net Assets
State of Maryland, Series B, General Obligation, 5.000%, 08/01/25	3.1
Wisconsin State Revenue, Department of Transportation, Series 2, Revenue, 5.000%, 07/01/29	2.7
North Carolina State Limited Obligation, Series B, Revenue, 5.000%, 05/01/28	2.0
Iowa Finance Authority, State Revolving Fund Green Bond, Revenue, 5.000%, 08/01/30	2.0
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, Revenue, 5.000%, 11/15/27	1.9
State of Maryland, Department of Transportation, Revenue, 5.000%, 09/01/29	1.6
State of Maryland, Department of Transportation, Revenue, 5.000%, 10/01/28	1.6
New Mexico Finance Authority, Subordinate, Series A, Revenue, 5.000%, 06/15/28	1.5
Texas Transportation Commission Fund, Series A, General Obligation, 5.000%, 04/01/27	1.5
Michigan Finance Authority, Henry Ford Health System, Revenue, 5.000%, 11/15/29	1.4

Top Ten as a Group	19.3

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal
	Amount	Value
Municipal Bonds - 94.6%
Arizona - 1.9%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,030,000	$6,164,014
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,776,600
Total Arizona		17,940,614
California - 5.4%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,165,346
5.000%, 02/01/30	1,630,000	1,946,285
5.000%, 02/01/31	900,000	1,067,319
5.000%, 02/01/32	1,855,000	2,188,232
San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/34	5,000,000	6,186,950
5.000%, 05/01/35	5,800,000	7,143,396
State of California
5.000%, 08/01/29	7,235,000	8,891,236
5.000%, 09/01/29	5,075,000	6,246,716
5.000%, 04/01/32	5,000,000	6,745,750
State of California, Series C 5.000%, 09/01/26	7,715,000	9,364,159
Total California		50,945,389
Colorado - 0.7%
Regional Transportation District County COPS, Series A 5.000%, 06/01/24	6,000,000	6,784,320
Connecticut - 2.9%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 08/01/24	5,340,000	6,225,746
5.000%, 01/01/30	10,170,000	12,402,518
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,048,900
Total Connecticut		27,677,164
District of Columbia - 4.2%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,475,000	6,112,345
District of Columbia, Series A
5.000%, 06/01/30	6,020,000	7,277,398
5.000%, 10/15/30	5,000,000	6,399,900
District of Columbia, Series B 5.000%, 06/01/31	10,065,000	12,622,013

	Principal
	Amount	Value
Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	$5,525,000	$6,938,792
Total District of Columbia		39,350,448
Florida - 4.9%
Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,654,352
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,500,000	6,728,095
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,515,000	5,354,745
Orange County Health Facilities Authority, Series G
5.000%, 10/01/25 [1]	4,000,000	4,793,320
5.000%, 10/01/26 [1]	3,000,000	3,667,680
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,580,389
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,193,674
Total Florida		45,972,255
Georgia - 1.3%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	6,125,151
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	5,450,000	6,034,567
Total Georgia		12,159,718
Illinois - 7.2%
Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,438,339
Chicago O’Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	11,946,400
5.000%, 01/01/38	5,500,000	6,525,860
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,288,990
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,565,000	11,161,685
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,050,000	12,539,285
Total Illinois		67,900,559
Indiana - 1.5%
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,750,000	6,151,060

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Indiana - 1.5% (continued)
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	$6,070,000	$7,515,388
Total Indiana		13,666,448
Iowa - 2.5%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,010,000	18,644,671
State of Iowa, Series A 5.000%, 06/01/25	4,000,000	4,799,280
Total Iowa		23,443,951
Kentucky - 0.7%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,415,000	6,455,005
Maryland - 7.1%
State of Maryland, Department of Transportation
5.000%, 10/01/28	12,065,000	14,857,927
5.000%, 09/01/29	12,100,000	15,091,362
State of Maryland, Series B 5.000%, 08/01/25	24,115,000	29,145,630
State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,728,600
Total Maryland		66,823,519
Massachusetts - 1.8%
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,277,114
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,050,000	7,349,359
Total Massachusetts		16,626,473
Michigan - 3.5%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,725,573
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,859,722
State of Michigan 5.000%, 03/15/27	10,000,000	12,392,200
Total Michigan		32,977,495
Minnesota - 1.0%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,130,000	3,797,066

	Principal
	Amount	Value
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	$5,000,000	$5,934,800
Total Minnesota		9,731,866
Missouri - 0.7%
University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,456,900
Nebraska - 0.6%
University of Nebraska Facilities Corp. 5.000%, 07/15/25	5,000,000	6,029,900
New Jersey - 0.5%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,049,873
New Mexico - 1.5%
New Mexico Finance Authority, Subordinate, Series A 5.000%, 06/15/28	11,425,000	14,455,710
New York - 11.2%
Long Island Power Authority 5.000%, 09/01/35	5,000,000	6,164,250
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	17,731,462
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,519,993
5.000%, 11/15/27	5,000,000	5,549,800
5.000%, 11/15/28	4,750,000	5,694,442
New York City General Obligation, Series I 5.000%, 08/01/24	5,000,000	5,555,250
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,070,000	6,365,385
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,535,000	11,436,088
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,708,767
5.000%, 12/15/27	5,640,000	6,311,668
5.000%, 03/15/31	7,500,000	9,459,975
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,345,000	5,833,373
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,370,000	9,924,142
Total New York		105,254,595
North Carolina - 2.0%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,255,000	18,962,728

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 2.9%
Ohio State General Obligation, Series A 5.000%, 09/01/26	$7,090,000	$8,788,906
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,172,450
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	10,050,000	12,096,180
Total Ohio		27,057,536
Oregon - 2.4%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,920,900
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,973,506
Total Oregon		22,894,406
Pennsylvania - 2.6%
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,500,000	6,897,935
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,870,000	9,488,859
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,552,399
Total Pennsylvania		24,939,193
Texas - 11.8%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,668,986
City of Austin TX Water & Wastewater System Revenue 5.000%, 11/15/26	5,100,000	6,318,186
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,300,000	11,333,817
Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,639,922
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,375,271
North Texas Municipal Water District Water System Revenue, Refunding And Improvement 5.000%, 09/01/29	7,350,000	8,941,422
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,424,736

	Principal Amount	Value
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	$2,000,000	$2,351,200
5.000%, 01/01/32	4,010,000	4,794,276
North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,938,994
State of Texas, Transportation Commission Mobility Fund 5.000%, 10/01/26	10,510,000	12,200,218
Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,776,010
Texas Water Development Board, State Revolving Fund 5.000%, 08/01/26	5,395,000	6,651,064
Total Texas		111,414,102
Utah - 1.9%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	4,268,443
5.000%, 07/01/30	6,585,000	8,086,512
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	6,007,133
Total Utah		18,362,088
Virginia - 1.3%
Virginia Public Building Authority, Series B 5.000%, 08/01/25	10,310,000	12,447,469
Washington - 5.4%
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,225,000	12,312,740
Energy Northwest Nuclear Revenue, Project 3, Series A 5.000%, 07/01/25	7,965,000	9,591,294
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,932,956
State of Washington, Series R-2015C 5.000%, 07/01/28	10,195,000	12,021,842
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	8,159,557
Total Washington		51,018,389
West Virginia - 0.5%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,437,638
Wisconsin - 2.7%
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,328,114
Total Municipal Bonds (Cost $854,670,855)		892,563,865

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments - 4.9%
Other Investment Companies - 4.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25% [2]	15,381,694	$15,381,694
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35% [2]	15,381,693	15,381,693
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32% [2]	15,847,805	15,847,805
Total Short-Term Investments (Cost $46,611,192)		46,611,192

[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2019, amounted to $8,461,000, or 0.9% of net assets.
[2]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Total Investments - 99.5% (Cost $901,282,047)		$939,175,057
Other Assets, less Liabilities - 0.5%		4,646,053
Net Assets - 100.0%		$943,821,110

COPS	Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$892,563,865	—	$892,563,865
Short-Term Investments
Other Investment Companies	$46,611,192	—	—	46,611,192

Total Investments in Securities	$46,611,192	$892,563,865	—	$939,175,057

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Transportation	29.7
Healthcare	28.5
Utilities	12.5
Public Services	6.9
General Obligation	6.3
State and Non-State Appropriated Tobacco	6.2
Education	3.2
Industrial Development	1.3
Short-Term Investments	5.0
Other Assets Less Liabilities	0.4

Rating	% of Market Value[1]
Aa	9.1
A	44.8
Baa	46.1

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
California Municipal Finance Authority, Senior Lien-LINXS APM Project, Revenue, 5.000%, 12/31/43	3.4
New Jersey Economic Development Authority, Series DDD, Revenue, 5.000%, 06/15/42	3.3
Central Texas Turnpike System, Series C, Revenue, 5.000%, 08/15/42	3.2
Chicago O’Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/48	3.2
New York Transportation Development Corp., Laguardia Airport Terminal B, Revenue, 5.000%, 07/01/46	3.0
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A, Revenue, 5.000%, 12/01/44	2.9
City of Minneapolis MN, Fairview Health Services, Series A, Revenue, 5.000%, 11/15/49	2.8
New Orleans Aviation Board, General Airport North Terminal, Series B, Revenue, 5.000%, 01/01/48	2.7
Central Plains Energy Project Project #3, Series A, Revenue, 5.000%, 09/01/42	2.7
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Revenue, 5.000%, 06/15/52	2.6

Top Ten as a Group	29.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount	Value
Municipal Bonds - 94.6%
California - 8.2%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	$2,500,000	$2,867,375
California Municipal Finance Authority, Senior Lien-LINXS APM Project 5.000%, 12/31/43	7,175,000	8,394,033
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,516,420
5.000%, 05/15/48	4,600,000	5,375,974
Total California		20,153,802
Colorado - 2.4%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,005,000	5,905,332
Connecticut - 4.8%
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,000,000	5,916,050
State of Connecticut, Series E
5.000%, 09/15/35	2,425,000	2,921,858
5.000%, 09/15/37	2,500,000	2,989,525
Total Connecticut		11,827,433
Florida - 7.3%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A 5.000%, 12/01/44	6,420,000	7,181,284
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,816,594
Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,280,000	4,952,944
Total Florida		17,950,822
Illinois - 10.9%
Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	7,870,230
Illinois State General Obligation 5.500%, 07/01/38	3,245,000	3,541,723
Illinois State General Obligation, Series D 5.000%, 11/01/26	5,225,000	6,002,741
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A 5.000%, 06/15/42	2,950,000	3,089,771

	Principal Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	$6,090,000	$6,359,970
Total Illinois		26,864,435
Indiana - 2.3%
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Credit Group 5.000%, 11/15/46	5,000,000	5,788,400
Louisiana - 5.0%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation 5.000%, 05/15/47	5,285,000	5,829,144
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,830,000	6,624,162
Total Louisiana		12,453,306
Massachusetts - 4.9%
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement & Accelerated 5.000%, 06/01/47	3,260,000	3,849,604
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/41	2,250,000	2,536,312
5.000%, 10/01/48	5,000,000	5,601,850
Total Massachusetts		11,987,766
Michigan - 3.3%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/41	4,070,000	4,707,036
Michigan State Hospital Finance Authority, Ascension Senior Credit Group 5.000%, 11/15/46	3,000,000	3,473,040
Total Michigan		8,180,076
Minnesota - 5.1%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	6,930,834
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	5,000,000	5,777,800
Total Minnesota		12,708,634
Nebraska - 2.7%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,000,000	6,618,750

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 8.0%
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	$7,365,000	$8,218,235
New Jersey Transportation Trust Fund Authority, Transportation System, Series A 5.000%, 12/15/34	2,500,000	2,906,700
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,793,075
5.250%, 06/01/46	3,285,000	3,741,287
Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,000,000	2,147,080
Total New Jersey		19,806,377
New York - 6.7%
New York State Dormitory Authority, Series A 5.000%, 03/15/45	4,990,000	5,961,004
New York Transportation Development Corp., Delta Air Lines, Inc.—Laguardia 5.000%, 01/01/31	2,645,000	3,165,166
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,489,724
Total New York		16,615,894
Oklahoma - 3.6%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,975,000	3,489,259
5.500%, 08/15/52	4,500,000	5,351,985
Total Oklahoma		8,841,244
Rhode Island - 2.7%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,204,980
5.000%, 06/01/40	3,985,000	4,348,392
Total Rhode Island		6,553,372
Texas - 11.8%
Central Texas Regional Mobility Authority
5.000%, 01/01/40	1,650,000	1,878,707
5.000%, 01/01/46	3,750,000	4,237,350
Central Texas Turnpike System, Series C 5.000%, 08/15/42	7,115,000	7,906,117

[1]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Principal Amount	Value
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A 5.500%, 04/01/53	$4,010,000	$4,500,944
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health 5.000%, 11/15/45	2,000,000	2,288,400
Texas Private Activity Bond Surface Transportation Corp., Senior Lien—Blueridge Transport
5.000%, 12/31/40	3,630,000	4,033,184
5.000%, 12/31/45	3,880,000	4,294,345
Total Texas		29,139,047
Virginia - 2.5%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,818,975
5.000%, 12/31/52	3,060,000	3,445,805
Total Virginia		6,264,780
West Virginia - 2.4%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	5,200,000	6,018,792
Total Municipal Bonds (Cost $220,880,129)		233,678,262
	Shares
Short-Term Investments - 5.0%
Other Investment Companies - 5.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25% [1]	4,059,879	4,059,879
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35% [1]	4,059,879	4,059,879
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32% [1]	4,182,905	4,182,905
Total Short-Term Investments (Cost $12,302,663)		12,302,663
Total Investments - 99.6% (Cost $233,182,792)		245,980,925
Other Assets, less Liabilities - 0.4%		1,010,792
Net Assets - 100.0%		$246,991,717

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$233,678,262	—	$233,678,262
Short-Term Investments
Other Investment Companies	$12,302,663	—	—	12,302,663

Total Investments in Securities	$12,302,663	$233,678,262	—	$245,980,925

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	18.1
Health Care	16.9
Financials	15.2
Information Technology	14.6
Consumer Discretionary	14.5
Real Estate	4.9
Materials	4.7
Consumer Staples	4.3
Utilities	2.9
Energy	2.1
Short-Term Investments	2.8
Other Assets Less Liabilities	(1.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Grand Canyon Education, Inc.	2.8
ICU Medical, Inc.	2.7
Catalent, Inc.	2.4
HubSpot, Inc.	2.1
RBC Bearings, Inc.	2.1
Performance Food Group Co.	2.0
Lithia Motors, Inc., Class A	2.0
Five Below, Inc.	2.0
Syneos Health, Inc.	1.8
Globus Medical, Inc., Class A	1.8

Top Ten as a Group	21.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 14.5%
Churchill Downs, Inc.[1]	54,355	$6,254,630
Chuy’s Holdings, Inc.*	86,820	1,989,914
Five Below, Inc.*	68,564	8,229,051
Grand Canyon Education, Inc.*	99,921	11,692,756
Helen of Troy, Ltd.*	30,011	3,919,137
Lithia Motors, Inc., Class A1	69,288	8,230,029
Oxford Industries, Inc.[1]	51,356	3,892,785
Skyline Champion Corp.*,1	190,830	5,224,925
Texas Roadhouse, Inc.	126,089	6,767,197
Tupperware Brands Corp.	53,846	1,024,689
Wolverine World Wide, Inc.	127,069	3,499,480
Total Consumer Discretionary		60,724,593
Consumer Staples - 4.3%
Central Garden & Pet Co.*,1	79,702	2,147,969
Central Garden & Pet Co., Class A*	156,837	3,864,464
Performance Food Group Co.*	214,623	8,591,359
WD-40 Co.[1]	21,734	3,456,575
Total Consumer Staples		18,060,367
Energy - 2.1%
Dril-Quip, Inc.*,1	41,890	2,010,720
Forum Energy Technologies, Inc.*	150,652	515,230
Matador Resources Co.*,1	310,224	6,167,253
Total Energy		8,693,203
Financials - 15.2%
Ameris Bancorp	157,363	6,167,056
AMERISAFE, Inc.	89,285	5,693,704
Cathay General Bancorp	151,173	5,428,622
Cohen & Steers, Inc.[1]	99,263	5,106,089
Glacier Bancorp, Inc.	155,789	6,317,244
IBERIABANK Corp.	49,997	3,792,272
Meridian Bancorp, Inc.	154,470	2,763,468
Pacific Premier Bancorp, Inc.	159,095	4,912,854
PRA Group, Inc.*,1	102,224	2,876,583
ProAssurance Corp.	51,966	1,876,492
Stifel Financial Corp.	97,419	5,753,566
Texas Capital Bancshares, Inc.*	76,556	4,698,242
United Bankshares, Inc. [1]	93,073	3,452,078
Webster Financial Corp.	106,724	5,098,206
Total Financials		63,936,476
Health Care - 16.9%
AtriCure, Inc.*	127,213	3,796,036

	Shares	Value
Cambrex Corp.*,1	82,769	$3,874,417
Cantel Medical Corp.[1]	80,584	6,498,294
Catalent, Inc.*,1	187,623	10,171,043
Globus Medical, Inc., Class A*	178,566	7,553,342
ICU Medical, Inc.*	45,450	11,449,309
Insulet Corp.*,1	32,632	3,895,608
LHC Group, Inc.*	52,414	6,267,666
Medidata Solutions, Inc.*	54,125	4,898,854
Syneos Health, Inc.*,1	149,262	7,625,795
Wright Medical Group, N.V. (Netherlands)*	170,941	5,097,461
Total Health Care		71,127,825
Industrials - 18.1%
AAR Corp.	120,373	4,428,523
Alamo Group, Inc.	49,224	4,918,954
Allegiant Travel Co.[1]	36,289	5,207,472
Heartland Express, Inc.	210,483	3,803,428
Helios Technologies, Inc.	82,972	3,850,731
ICF International, Inc.	74,009	5,387,855
John Bean Technologies Corp.[1]	38,455	4,658,054
Mobile Mini, Inc.	110,807	3,371,857
Patrick Industries, Inc.*,1	93,749	4,611,513
Primoris Services Corp.	216,968	4,541,140
RBC Bearings, Inc.*	51,581	8,604,227
Ritchie Bros. Auctioneers, Inc. (Canada)	187,427	6,226,325
SiteOne Landscape Supply, Inc.*,1	84,705	5,870,056
Universal Forest Products, Inc.	136,623	5,199,871
US Ecology, Inc.	87,211	5,192,543
Total Industrials		75,872,549
Information Technology - 14.6%
Entegris, Inc.[1]	148,049	5,525,189
ExlService Holdings, Inc.*	68,437	4,525,739
Globant SA (Argentina)*	15,388	1,554,957
HubSpot, Inc.*	52,232	8,906,601
MACOM Technology Solutions Holdings, Inc.*,1	139,733	2,114,160
Novanta, Inc.*	36,451	3,437,329
Paylocity Holding Corp.*	75,571	7,090,071
Power Integrations, Inc.	40,041	3,210,487
Proofpoint, Inc.*	43,515	5,232,679
Rogers Corp.*,1	33,506	5,782,466
Silicon Laboratories, Inc.*	72,689	7,516,043
Virtusa Corp.*	139,726	6,208,026
Total Information Technology		61,103,747

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.7%
Balchem Corp.	51,145	$5,112,966
Compass Minerals International, Inc.[1]	41,860	2,300,207
PolyOne Corp.	192,891	6,054,848
Silgan Holdings, Inc.	206,735	6,326,091
Total Materials		19,794,112
Real Estate - 4.9%
National Health Investors, Inc., REIT	62,516	4,878,123
Pebblebrook Hotel Trust, REIT	131,138	3,695,469
QTS Realty Trust, Inc., Class A, REIT	130,793	6,040,021
STAG Industrial, Inc., REIT	195,863	5,922,897
Total Real Estate		20,536,510
Utilities - 2.9%
IDACORP, Inc.	53,149	5,337,754
NorthWestern Corp.	96,492	6,961,898
Total Utilities		12,299,652
Total Common Stocks (Cost $353,059,736)		412,149,034

	Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 1.0%[2]
Bank of Montreal, dated 06/28/19, due 07/01/19, 2.500% total to be received $1,000,208 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 08/15/19 - 05/20/68, totaling $1,020,000)	$1,000,000	1,000,000
Barclays Capital, Inc., dated 06/28/19, due 07/01/19, 2.450% total to be received $104,253 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 2.750%, 05/15/24 - 08/15/47, totaling $106,317)	104,232	104,232

*	Non-income producing security.
[1]

Some of these securities, amounting to $89,671,691 or 21.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $1,000,211 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $1,000,208 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 06/28/19, due 07/01/19, 2.520% total to be received $1,000,210 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/11/19 - 05/20/69, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		4,104,232

	Shares
Other Investment Companies - 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[3]	2,572,915	2,572,915
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[3]	2,572,915	2,572,915
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[3]	2,650,882	2,650,882
Total Other Investment Companies		7,796,712
Total Short-Term Investments (Cost $11,900,945)		11,900,944
Total Investments - 101.0% (Cost $364,960,681)		424,049,978
Other Assets, less Liabilities - (1.0)%		(4,293,264)
Net Assets - 100.0%		$419,756,714

[3]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$412,149,034	—	—	$412,149,034
Short-Term Investments
Joint Repurchase Agreements	—	$4,104,232	—	4,104,232
Other Investment Companies	7,796,712	—	—	7,796,712

Total Investments in Securities	$419,945,746	$4,104,232	—	$424,049,978

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small/Mid Cap Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Information Technology	19.1
Industrials	16.5
Consumer Discretionary	15.1
Health Care	14.0
Financials	12.4
Real Estate	8.7
Materials	7.0
Energy	2.4
Utilities	2.4
Consumer Staples	1.0
Short-Term Investments	2.2
Other Assets Less Liabilities	(0.8)

TOP TEN HOLDINGS

Security Name	%of Net Assets
MarketAxess Holdings, Inc.	2.7
Zebra Technologies Corp., Class A	2.5
Gartner, Inc.	2.3
Booz Allen Hamilton Holding Corp.	2.3
RPM International, Inc.	2.2
Exponent, Inc.	2.2
West Pharmaceutical Services, Inc.	2.2
STERIS PLC	2.0
RBC Bearings, Inc.	2.0
Gardner Denver Holdings, Inc.	1.8

Top Ten as a Group	22.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 15.1%
BJ’s Restaurants, Inc.	35,175	$1,545,590
Burlington Stores, Inc.*	11,813	2,009,982
Carter’s, Inc.[1]	18,880	1,841,555
Cavco Industries, Inc.*	13,236	2,085,199
Dorman Products, Inc.*,1	27,730	2,416,392
Five Below, Inc.*	23,044	2,765,741
Grand Canyon Education, Inc.*	15,229	1,782,098
Lithia Motors, Inc., Class A	14,648	1,739,889
The Michaels Cos., Inc.*,1	58,236	506,653
Polaris Industries, Inc.	20,847	1,901,872
Pool Corp.	9,535	1,821,185
Texas Roadhouse, Inc.	32,256	1,731,180
Vail Resorts, Inc.	9,305	2,076,690
Total Consumer Discretionary		24,224,026
Consumer Staples - 1.0%
BJ’s Wholesale Club Holdings, Inc.*	58,895	1,554,828
Energy - 2.4%
Callon Petroleum Co.*,1	140,825	928,037
Dril-Quip, Inc.*,1	11,641	558,768
Matador Resources Co.*,1	58,316	1,159,322
Parsley Energy, Inc., Class A*	66,700	1,267,967
Total Energy		3,914,094
Financials - 12.4%
Artisan Partners Asset Management, Inc., Class A	25,836	711,007
Atlantic Union Bankshares Corp.[1]	44,629	1,576,743
Chemical Financial Corp.[1]	34,384	1,413,526
Glacier Bancorp, Inc.	37,244	1,510,244
James River Group Holdings, Ltd. (Bermuda)	39,012	1,829,663
MarketAxess Holdings, Inc.	13,529	4,348,491
Pinnacle Financial Partners, Inc.	38,214	2,196,541
Signature Bank	18,307	2,212,218
Webster Financial Corp.	35,653	1,703,144
Western Alliance Bancorp*	50,677	2,266,275
Total Financials		19,767,852
Health Care - 14.0%
Acadia Healthcare Co., Inc.*,1	45,493	1,589,980
Bio-Rad Laboratories, Inc., Class A*	7,218	2,256,275
Catalent, Inc.*	51,365	2,784,497
ICU Medical, Inc.*	10,770	2,713,071
Insulet Corp.*,1	9,050	1,080,389
Jazz Pharmaceuticals PLC (Ireland)*	10,848	1,546,491

	Shares	Value
Neurocrine Biosciences, Inc.*	18,875	$1,593,616
Premier, Inc., Class A*	54,487	2,130,986
STERIS PLC	21,672	3,226,527
West Pharmaceutical Services, Inc.	27,406	3,429,861
Total Health Care		22,351,693
Industrials - 16.5%
Exponent, Inc.	59,848	3,503,502
Gardner Denver Holdings, Inc.*	83,164	2,877,474
Graco, Inc.	36,191	1,816,064
Hexcel Corp.	30,095	2,434,084
Lincoln Electric Holdings, Inc.	18,296	1,506,127
The Middleby Corp.*,1	11,194	1,519,026
Nordson Corp.	14,308	2,021,863
RBC Bearings, Inc.*	19,190	3,201,084
Ritchie Bros. Auctioneers, Inc. (Canada)	52,414	1,741,193
Schneider National, Inc., Class B	62,107	1,132,832
The Toro Co.	42,243	2,826,057
Wabtec Corp.[1]	25,882	1,857,292
Total Industrials		26,436,598
Information Technology - 19.1%
ANSYS, Inc.*	11,559	2,367,514
Booz Allen Hamilton Holding Corp.	55,516	3,675,714
Cognex Corp.	52,344	2,511,465
Entegris, Inc.	29,700	1,108,404
Envestnet, Inc.*	22,545	1,541,402
EPAM Systems, Inc.*	9,038	1,564,478
Gartner, Inc.*	22,886	3,683,273
Power Integrations, Inc.	17,941	1,438,509
Rapid7, Inc.*	40,870	2,363,921
Silicon Laboratories, Inc.*	17,966	1,857,684
SS&C Technologies Holdings, Inc.	49,532	2,853,539
Tyler Technologies, Inc.*	7,571	1,635,487
Zebra Technologies Corp., Class A*	19,218	4,025,979
Total Information Technology		30,627,369
Materials - 7.0%
AptarGroup, Inc.	12,421	1,544,427
Berry Global Group, Inc.*	35,513	1,867,629
Eagle Materials, Inc.	18,958	1,757,406
Quaker Chemical Corp.[1]	12,351	2,505,771
RPM International, Inc.	57,417	3,508,753
Total Materials		11,183,986
Real Estate - 8.7%
American Campus Communities, Inc., REIT	58,091	2,681,481

The accompanying notes are an integral part of these financial statements.

23

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 8.7% (continued)
CoreSite Realty Corp., REIT	15,176	$1,747,820
Easterly Government Properties, Inc., REIT	96,135	1,741,005
Mid-America Apartment Communities, Inc., REIT	14,049	1,654,410
Physicians Realty Trust, REIT	98,995	1,726,473
Summit Hotel Properties, Inc., REIT [1]	146,298	1,678,038
Sun Communities, Inc., REIT	21,427	2,746,727
Total Real Estate		13,975,954
Utilities - 2.4%
OGE Energy Corp.	42,672	1,816,120
Portland General Electric Co.	36,505	1,977,476
Total Utilities		3,793,596
Total Common Stocks (Cost $145,319,291)		157,829,996

	Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.1%[2]
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $112,198 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $114,418)	$112,175	112,175

*	Non-income producing security.
[1]

Some of these securities, amounting to $17,956,393 or 11.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Shares	Value
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[3]	1,106,783	$1,106,783
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[3]	1,106,783	1,106,783
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[3]	1,140,322	1,140,322
Total Other Investment Companies		3,353,888
Total Short-Term Investments (Cost $3,466,063)		3,466,063
Total Investments - 100.8% (Cost $148,785,354)		161,296,059
Other Assets, less Liabilities - (0.8)%		(1,242,579)
Net Assets - 100.0%		$160,053,480

[3]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$157,829,996	—	—	$157,829,996
Short-Term Investments
Joint Repurchase Agreements	—	$112,175	—	112,175
Other Investment Companies	3,353,888	—	—	3,353,888

Total Investments in Securities	$161,183,884	$112,175	—	$161,296,059

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

24

Statement of Assets and Liabilities (unaudited)

June 30, 2019

	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Assets:
Investments at value[1] (including securities on loan valued at $449,349, $0, $0, $89,671,691, and $17,956,393, respectively)	$36,047,530	$939,175,057	$245,980,925	$424,049,978	$161,296,059
Receivable for investments sold	371,997	—	—	1,163,066	—
Receivable for delayed delivery investments sold	—	—	3,737,930	—	—
Dividend, interest and other receivables	288,962	11,496,517	2,895,282	400,092	95,297
Receivable for Fund shares sold	6,245	1,722,703	328,927	173,872	110,782
Receivable from affiliate	12,742	53,267	17,452	5,467	5,854
Prepaid expenses and other assets	28,171	54,930	21,651	25,526	27,495
Total assets	36,755,647	952,502,474	252,982,167	425,818,001	161,535,487
Liabilities:
Payable upon return of securities loaned	465,627	—	—	4,104,232	112,175
Payable for investments purchased	389,881	12,563	—	981,254	1,134,723
Payable for delayed delivery investments purchased	—	8,033,600	3,702,755	—	—
Payable for Fund shares repurchased	13,866	160,444	2,101,103	587,159	86,911
Accrued expenses:
Investment advisory and management fees	8,917	166,267	91,408	236,013	83,407
Administrative fees	4,458	119,307	30,469	50,574	19,248
Distribution fees	3,193	3,939	1,585	2,017	21
Shareholder service fees	376	40,793	10,786	13,697	7,058
Other	39,392	144,451	52,344	86,341	38,464
Total liabilities	925,710	8,681,364	5,990,450	6,061,287	1,482,007
Net Assets	$35,829,937	$943,821,110	$246,991,717	$419,756,714	$160,053,480
[1] Investments at cost	$35,193,685	$901,282,047	$233,182,792	$364,960,681	$148,785,354

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (continued)

	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Net Assets Represent:
Paid-in capital	$39,570,670	$906,273,206	$232,932,010	$332,903,193	$149,321,875
Total distributable earnings (loss)	(3,740,733)	37,547,904	14,059,707	86,853,521	10,731,605
Net Assets	$35,829,937	$943,821,110	$246,991,717	$419,756,714	$160,053,480
Class N:
Net Assets	$15,718,172	$19,508,167	$5,867,745	$9,684,965	$107,215
Shares outstanding	1,571,531	1,625,551	569,332	386,635	8,874
Net asset value, offering and redemption price per share	$10.00	$12.00	$10.31	$25.05	$12.08
Class I:
Net Assets	$6,938,979	$924,312,943	$241,007,197	$311,064,063	$88,333,881
Shares outstanding	691,296	76,602,208	23,997,213	12,199,200	7,304,100
Net asset value, offering and redemption price per share	$10.04	$12.07	$10.04	$25.50	$12.09
Class Z:
Net Assets	$13,172,786	—	$116,775	$99,007,686	$71,612,384
Shares outstanding	1,312,902	—	11,630	3,881,852	5,915,305
Net asset value, offering and redemption price per share	$10.03	—	$10.04	$25.51	$12.11

The accompanying notes are an integral part of these financial statements.

26

Statement of Operations (unaudited)

For the six months ended June 30, 2019

	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Investment Income:
Dividend income	$7,828	$230,608	$105,194	$2,100,030	$933,958
Interest income	604,838	11,276,447	4,119,712	—	1,440
Securities lending income	923	—	—	39,766	9,285
Foreign withholding tax	—	—	—	(10,728)	(2,842)
Total investment income	613,589	11,507,055	4,224,906	2,129,068	941,841
Expenses:
Investment advisory and management fees	54,405	1,015,778	508,297	1,462,386	482,994
Administrative fees	27,202	729,291	169,432	313,369	111,460
Distribution fees—Class N	16,944	23,022	8,974	13,808	125
Distribution fees—Class C	8,775	—	—	—	—
Shareholder servicing fees—Class N	—	10,590	5,384	8,285	—
Shareholder servicing fees—Class I	2,290	238,493	54,655	78,151	39,458
Registration fees	31,462	38,740	27,307	30,104	21,355
Professional fees	25,093	47,606	25,052	27,431	19,447
Custodian fees	11,966	47,745	16,833	24,447	14,533
Reports to shareholders	4,232	20,026	4,648	16,576	2,814
Transfer agent fees	2,620	14,416	3,187	10,584	1,920
Trustee fees and expenses	1,595	42,385	9,316	19,631	6,017
Miscellaneous	1,905	12,869	3,538	9,341	2,489
Total expenses before offsets	188,489	2,240,961	836,623	2,014,113	702,612
Expense reimbursements	(73,432)	(315,797)	(101,177)	(31,422)	(31,422)
Expense reductions	—	—	—	(20,193)	(8,856)
Net expenses	115,057	1,925,164	735,446	1,962,498	662,334
Net investment income	498,532	9,581,891	3,489,460	166,570	279,507
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	83,683	5,441,300	1,581,432	19,641,451 [1]	(1,598,566)
Net change in unrealized appreciation/depreciation on investments	2,041,393	38,902,817	12,373,825	54,762,258	28,276,259
Net realized and unrealized gain	2,125,076	44,344,117	13,955,257	74,403,709	26,677,693
Net increase in net assets resulting from operations	$2,623,608	$53,926,008	$17,444,717	$74,570,279	$26,957,200

[1]	Includes realized gains of $12,622,827 relating to redemptions in-kind. See note 1(g) of the Notes to Financial Statement.

The accompanying notes are an integral part of these financial statements.

27

Statements of Changes in Net Assets

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K Municipal Bond Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$498,532	$1,054,750	$9,581,891	$19,317,449
Net realized gain (loss) on investments	83,683	(360,583)	5,441,300	(5,814,705)
Net change in unrealized appreciation/depreciation on investments	2,041,393	(1,421,270)	38,902,817	(7,335,635)
Net increase (decrease) in net assets resulting from operations	2,623,608	(727,103)	53,926,008	6,167,109
Distributions to Shareholders:
Class N	(180,717)	(351,771)	(155,970)	(340,725)
Class I	(95,033)	(153,460)	(9,397,615)	(19,323,073)
Class C1	(16,702)	(53,217)	—	—
Class Z	(202,452)	(489,194)	—	—
Total distributions to shareholders	(494,904)	(1,047,642)	(9,553,585)	(19,663,798)
Capital Share Transactions:[2]
Net decrease from capital share transactions	(2,673,932)	(10,573,766)	(58,549,172)	(103,417,159)
Total decrease in net assets	(545,228)	(12,348,511)	(14,176,749)	(116,913,848)
Net Assets:
Beginning of period	36,375,165	48,723,676	957,997,859	1,074,911,707
End of period	$35,829,937	$36,375,165	$943,821,110	$957,997,859

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,489,460	$6,853,206	$166,570	$1,105,255	$279,507	$152,361
Net realized gain (loss) on investments	1,581,432	193,354	19,641,451	50,596,134	(1,598,566)	2,299,546
Net change in unrealized appreciation/depreciation on investments	12,373,825	(7,532,447)	54,762,258	(129,767,766)	28,276,259	(17,555,863)
Net increase (decrease) in net assets resulting from operations	17,444,717	(485,887)	74,570,279	(78,066,377)	26,957,200	(15,103,956)
Distributions to Shareholders:
Class N	(97,858)	(70,830)	—	(1,606,615)	—	(2,061)
Class I	(3,382,661)	(6,778,865)	—	(42,856,809)	—	(1,246,181)
Class Z	(1,738)	(3,511)	—	(10,281,471)	—	(1,634,280)
From paid-in capital:
Class N	—	(53,402)	—	—	—	—
Class I	—	(5,110,821)	—	—	—	—
Class Z	—	(2,647)	—	—	—	—
Total distributions to shareholders	(3,482,257)	(12,020,076)	—	(54,744,895)	—	(2,882,522)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	21,770,893	(11,809,532)	(63,729,055)	5,381,820	13,257,083	106,569,502
Total increase (decrease) in net assets	35,733,353	(24,315,495)	10,841,224	(127,429,452)	40,214,283	88,583,024
Net Assets:
Beginning of period	211,258,364	235,573,859	408,915,490	536,344,942	119,839,197	31,256,173
End of period	$246,991,717	$211,258,364	$419,756,714	$408,915,490	$160,053,480	$119,839,197

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

AMG GW&K Enhanced Core Bond ESG Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019[1] (unaudited)	For the fiscal years ended December 31,
Class N		2018	2017	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.43	$9.81	$9.67	$9.58	$10.22	$9.96
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.23	0.21	0.22	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.57	(0.38)	0.15	0.09	(0.64)	0.26
Total income (loss) from investment operations	0.70	(0.15)	0.36	0.31	(0.35)	0.55
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.22)	(0.29)	(0.29)
Net Asset Value, End of Period	$10.00	$9.43	$9.81	$9.67	$9.58	$10.22
Total Return[4]	7.45%[5,6]	(1.48)%[6]	3.76%[6]	3.26%	(3.51)%	5.58%[6]
Ratio of net expenses to average net assets	0.73%[7]	0.73%	0.75%	0.84%	0.84%	0.84%
Ratio of gross expenses to average net assets[8]	1.13%[7]	0.99%	1.04%	1.05%	1.07%	1.09%
Ratio of net investment income to average net assets[4]	2.80%[7]	2.45%	2.19%	2.27%	2.87%	2.82%
Portfolio turnover	30%[5]	26%	39%	88%	57%	22%
Net assets end of period (000’s) omitted	$15,718	$12,884	$16,027	$16,115	$20,203	$27,444

30

AMG GW&K Enhanced Core Bond ESG Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[9]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.47	$9.85	$9.70	$9.62	$10.26	$9.99
Income (loss) from Investment Operations:
Net investment income[3,4]	0.14	0.25	0.23	0.24	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.57	(0.38)	0.16	0.08	(0.63)	0.27
Total income (loss) from investment operations	0.71	(0.13)	0.39	0.32	(0.33)	0.58
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.25)	(0.24)	(0.24)	(0.31)	(0.31)
Net Asset Value, End of Period	$10.04	$9.47	$9.85	$9.70	$9.62	$10.26
Total Return[4,6]	7.51%[5,6]	(1.27)%	4.03%	3.31%	(3.30)%	5.84%
Ratio of net expenses to average net assets	0.55%[7]	0.54%	0.61%	0.69%	0.67%	0.65%
Ratio of gross expenses to average net assets[8]	0.95%[7]	0.80%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets[4]	2.98%[7]	2.64%	2.32%	2.39%	2.96%	3.00%
Portfolio turnover	30%[5]	26%	39%	88%	57%	22%
Net assets end of period (000’s) omitted	$6,939	$5,967	$6,864	$37,952	$7,463	$2,480

31

AMG GW&K Enhanced Core Bond ESG Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2019
Class Z	(unaudited)	2018	2017[9]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.46	$9.84	$9.70	$9.61	$10.25	$9.99
Income (loss) from Investment Operations:
Net investment income[3,4]	0.15	0.26	0.24	0.25	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.56	(0.38)	0.15	0.09	(0.63)	0.27
Total income (loss) from investment operations	0.71	(0.12)	0.39	0.34	(0.32)	0.58
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.26)	(0.25)	(0.25)	(0.32)	(0.32)
Net Asset Value, End of Period	$10.03	$9.46	$9.84	$9.70	$9.61	$10.25
Total Return[4]	7.55%[5,6]	(1.23)%[6]	4.01%[6]	3.52%	(3.15)%[6]	5.85%[6]
Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.50%	0.59%	0.59%	0.59%
Ratio of gross expenses to average net assets[8]	0.88%[7]	0.74%	0.79%	0.80%	0.82%	0.84%
Ratio of net investment income to average net assets[4]	3.05%[7]	2.70%	2.43%	2.51%	3.10%	3.05%
Portfolio turnover	30%[5]	26%	39%	88%	57%	22%
Net assets end of period (000’s) omitted	$13,173	$15,254	$21,271	$51,357	$47,402	$41,968

[1]	Effective May 31, 2019, Class C converted into Class N shares.
[2]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

32

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$11.48	$11.60	$11.25	$11.70	$11.61	$11.02
Income (loss) from Investment Operations:
Net investment income[2,3]	0.10	0.17	0.15	0.13	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.52	(0.11)	0.36	(0.25)	0.24	0.63
Total income (loss) from investment operations	0.62	0.06	0.51	(0.12)	0.39	0.81
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.18)	(0.15)	(0.12)	(0.15)	(0.18)
Net realized gain on investments	—	(0.00)[4]	(0.01)	(0.21)	(0.15)	(0.04)
Total distributions to shareholders	(0.10)	(0.18)	(0.16)	(0.33)	(0.30)	(0.22)
Net Asset Value, End of Period	$12.00	$11.48	$11.60	$11.25	$11.70	$11.61
Total Return[3,5]	5.41%[6]	0.54%	4.58%	(1.05)%	3.36%	7.39%
Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.71%	0.71%	0.82%	0.80%
Ratio of gross expenses to average net assets[8]	0.77%[7]	0.77%	0.78%	0.95%	1.13%	1.12%
Ratio of net investment income to average net assets[3]	1.66%[7]	1.53%	1.31%	1.08%	1.28%	1.55%
Portfolio turnover	7%[6]	35%	27%	66%	78%	31%
Net assets end of period (000’s) omitted	$19,508	$17,445	$29,513	$31,406	$27,362	$23,572

33

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[9]	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$11.54	$11.66	$11.31	$11.77	$11.67	$11.08
Income (loss) from Investment Operations:
Net investment income[2,3]	0.12	0.21	0.19	0.17	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.53	(0.12)	0.36	(0.25)	0.24	0.63
Total income (loss) from investment operations	0.65	0.09	0.55	(0.08)	0.45	0.86
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.21)	(0.19)	(0.17)	(0.20)	(0.23)
Net realized gain on investments	—	(0.00)[4]	(0.01)	(0.21)	(0.15)	(0.04)
Total distributions to shareholders	(0.12)	(0.21)	(0.20)	(0.38)	(0.35)	(0.27)
Net Asset Value, End of Period	$12.07	$11.54	$11.66	$11.31	$11.77	$11.67
Total Return[3,5]	5.62%[6]	0.87%	4.90%	(0.70)%	3.94%	7.80%
Ratio of net expenses to average net assets	0.39%[7]	0.39%	0.37%	0.34%	0.34%	0.34%
Ratio of gross expenses to average net assets[8]	0.45%[7]	0.45%	0.45%	0.58%	0.65%	0.66%
Ratio of net investment income to average net assets[3]	1.98%[7]	1.85%	1.64%	1.45%	1.76%	2.00%
Portfolio turnover	7%[6]	35%	27%	66%	78%	31%
Net assets end of period (000’s) omitted	$924,313	$940,553	$1,045,399	$728,365	$655,760	$393,581

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

34

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.69	$10.02	$9.40	$10.08	$10.16	$8.98
Income (loss) from Investment Operations:
Net investment income[2,3]	0.14	0.27	0.26	0.25	0.30	0.34
Net realized and unrealized gain (loss) on investments	0.61	(0.33)	0.62	(0.23)	0.05	1.18
Total income (loss) from investment operations	0.75	(0.06)	0.88	0.02	0.35	1.52
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.15)	(0.26)	(0.25)	(0.30)	(0.34)
Net realized gain on investments	—	—	—	(0.45)	(0.13)	—
Paid in capital	—	(0.12)	—	—	—	—
Total distributions to shareholders	(0.13)	(0.27)	(0.26)	(0.70)	(0.43)	(0.34)
Net Asset Value, End of Period	$10.31	$9.69	$10.02	$9.40	$10.08	$10.16
Total Return[3,4]	7.71%[5]	(0.55)%	9.51%	0.10%	3.57%	17.14%
Ratio of net expenses to average net assets	0.99%[6]	0.99%	1.01%	1.14%	1.07%	1.00%
Ratio of gross expenses to average net assets[7]	1.08%[6]	1.08%	1.11%	1.30%	1.25%	1.19%
Ratio of net investment income to average net assets[3]	2.75%[6]	2.79%	2.67%	2.38%	2.98%	3.46%
Portfolio turnover	21%[5]	89%	67%	172%	120%	83%
Net assets end of period (000’s) omitted	$5,868	$7,283	$8,828	$4,184	$5,500	$8,507

35

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[8]	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.45	$10.01	$9.40	$10.07	$10.14	$8.97
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.31	0.30	0.30	0.34	0.37
Net realized and unrealized gain (loss) on investments	0.59	(0.32)	0.61	(0.22)	0.07	1.17
Total income (loss) from investment operations	0.74	(0.01)	0.91	0.08	0.41	1.54
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.31)	(0.30)	(0.30)	(0.35)	(0.37)
Net realized gain on investments	—	—	—	(0.45)	(0.13)	—
Paid in capital	—	(0.24)	—	—	—	—
Total distributions to shareholders	(0.15)	(0.55)	(0.30)	(0.75)	(0.48)	(0.37)
Net Asset Value, End of Period	$10.04	$9.45	$10.01	$9.40	$10.07	$10.14
Total Return[3,4]	7.87%[5]	(0.07)%	9.79%	0.70%	4.15%	17.45%
Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets[7]	0.73%[6]	0.73%	0.74%	0.80%	0.82%	0.83%
Ratio of net investment income to average net assets[3]	3.10%[6]	3.14%	3.05%	2.89%	3.42%	3.83%
Portfolio turnover	21%[5]	89%	67%	172%	120%	83%
Net assets end of period (000’s) omitted	$241,007	$203,867	$226,638	$195,193	$212,057	$226,284

36

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[9]
Net Asset Value, Beginning of Period	$9.44	$10.01	$9.49
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.31	0.25
Net realized and unrealized gain (loss) on investments	0.60	(0.32)	0.52
Total income (loss) from investment operations	0.75	(0.01)	0.77
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.32)	(0.25)
Paid in capital	—	(0.24)	—
Total distributions to shareholders	(0.15)	(0.56)	(0.25)
Net Asset Value, End of Period	$10.04	$9.44	$10.01
Total Return[3,4]	8.01%[5]	(0.09)%	8.23%[5]
Ratio of net expenses to average net assets	0.59%[6]	0.59%	0.59%[6]
Ratio of gross expenses to average net assets[7]	0.68%[6]	0.68%	0.69%[6]
Ratio of net investment income to average net assets[3]	3.15%[6]	3.19%	3.07%[6]
Portfolio turnover	21%[5]	89%	67%
Net assets end of period (000’s) omitted	$117	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[9]	Commencement of operations was February 27, 2017.

37

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$21.03	$28.04	$24.57	$21.80	$23.39	$24.34
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	(0.03)	(0.04)	(0.06)[4]	0.00 [5,6]	(0.06)[7]	(0.07)[8]
Net realized and unrealized gain (loss) on investments	4.05	(3.95)	5.06	3.81	(0.64)	0.46
Total income (loss) from investment operations	4.02	(3.99)	5.00	3.81	(0.70)	0.39
Less Distributions to Shareholders from:
Net realized gain on investments	—	(3.02)	(1.53)	(1.04)	(0.89)	(1.34)
Net Asset Value, End of Period	$25.05	$21.03	$28.04	$24.57	$21.80	$23.39
Total Return[3,9]	19.12%[10]	(14.08)%	20.32%	17.44%	(3.02)%	1.53%
Ratio of net expenses to average net assets[11]	1.30%[12]	1.28%	1.32%	1.33%	1.35%	1.42%
Ratio of gross expenses to average net assets[13]	1.32%[12]	1.28%	1.33%	1.42%	1.46%	1.53%
Ratio of net investment income (loss) to average net assets[3]	(0.28)%[12]	(0.13)%	(0.21)%	0.01%	(0.24)%	(0.28)%
Portfolio turnover	8%[10]	25%	23%	19%	16%	26%
Net assets end of period (000’s) omitted	$9,685	$12,655	$24,989	$35,760	$35,691	$37,995

38

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[14]	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$21.37	$28.42	$24.84	$22.04	$23.61	$24.49
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01	0.06	0.07 [4]	0.10 [5]	0.04 [7]	0.07 [8]
Net realized and unrealized gain (loss) on investments	4.12	(4.03)	5.10	3.86	(0.65)	0.44
Total income (loss) from investment operations	4.13	(3.97)	5.17	3.96	(0.61)	0.51
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.06)	(0.10)	(0.05)	(0.04)
Net realized gain on investments	—	(3.02)	(1.53)	(1.06)	(0.91)	(1.35)
Total distributions to shareholders	—	(3.08)	(1.59)	(1.16)	(0.96)	(1.39)
Net Asset Value, End of Period	$25.50	$21.37	$28.42	$24.84	$22.04	$23.61
Total Return[3,9]	19.33%[10]	(13.83)%	20.79%	17.90%	(2.63)%	2.04%
Ratio of net expenses to average net assets[11]	0.95%[12]	0.95%	0.95%	0.94%	0.95%	0.95%
Ratio of gross expenses to average net assets[13]	0.97%[12]	0.95%	0.96%	1.03%	1.06%	1.07%
Ratio of net investment income to average net assets[3]	0.07%[12]	0.20%	0.24%	0.43%	0.17%	0.30%
Portfolio turnover	8%[10]	25%	23%	19%	16%	26%
Net assets end of period (000’s) omitted	$311,064	$311,252	$403,309	$367,972	$302,381	$291,301

39

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[15]
Net Asset Value, Beginning of Period	$21.37	$28.42	$26.13
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.07	0.14 [4]
Net realized and unrealized gain (loss) on investments	4.12	(4.03)	3.75
Total income (loss) from investment operations	4.14	(3.96)	3.89
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.07)
Net realized gain on investments	—	(3.02)	(1.53)
Total distributions to shareholders	—	(3.09)	(1.60)
Net Asset Value, End of Period	$25.51	$21.37	$28.42
Total Return[3,9]	19.32%[10]	(13.73)%	14.87%[10]
Ratio of net expenses to average net assets[11]	0.90%[12]	0.90%	0.90%[12]
Ratio of gross expenses to average net assets[13]	0.92%[12]	0.90%	0.91%[12]
Ratio of net investment income to average net assets[3]	0.12%[12]	0.25%	0.56%[12]
Portfolio turnover	8%[10]	25%	23%
Net assets end of period (000’s) omitted	$99,008	$85,009	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for Class N and Class I, respectively.
[6]	Less than $0.005 per share.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05) and $0.05 for Class N, and Class I, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11) and $0.03 for the Class N, and Class I respectively.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Not annualized.
[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2019, fiscal year ended 2018 and period ended December 31, 2017.
[12]	Annualized.
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[15]	Commencement of operations was on February 27, 2017.

40

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	years ended	period ended
	June 30, 2019	December 31,	December 31,
Class N	(unaudited)	2018	2017[1]
Net Asset Value, Beginning of Period	$9.99	$11.15	$10.35
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.01	(0.01)	0.01 [4]
Net realized and unrealized gain (loss) on investments	2.08	(0.91)	0.94
Total income (loss) from investment operations	2.09	(0.92)	0.95
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.24)	(0.15)
Net Asset Value, End of Period	$12.08	$9.99	$11.15
Total Return[3,5]	20.92%[6]	(8.25)%	9.17%[6]
Ratio of net expenses to average net assets[7]	1.09%[8]	1.09%	1.10%[8]
Ratio of gross expenses to average net assets[9]	1.14%[8]	1.16%	1.71%[8]
Ratio of net investment income (loss) to average net assets[3]	0.17%[8]	(0.09)%	0.12%[8]
Portfolio turnover	10%[6]	53%	38%
Net assets end of period (000’s) omitted	$107	$89	$11

41

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six				For the fiscal
	months ended				period ended
	June 30, 2019	For the fiscal years ended December 31,			December 31,
Class I	(unaudited)	2018	2017	2016[10]	2015[11]
Net Asset Value, Beginning of Period	$9.99	$11.15	$9.80	$8.95	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.02	0.01	0.03 [4]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.08	(0.92)	1.48	0.89	(1.03)
Total income (loss) from investment operations	2.10	(0.91)	1.51	0.86	(1.05)
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.01)	(0.01)	—
Net realized gain on investments	—	(0.24)	(0.15)	—	—
Total distributions to shareholders	—	(0.25)	(0.16)	(0.01)	—
Net Asset Value, End of Period	$12.09	$9.99	$11.15	$9.80	$8.95
Total Return[3,5]	21.02%[6]	(8.15)%[5]	15.44%[5]	9.55%	(10.50)%[5,6]
Ratio of net expenses to average net assets[7]	0.94%[8]	0.94%	0.94%	0.95%	0.95%[8]
Ratio of gross expenses to average net assets[9]	0.99%[8]	1.01%	1.62%	4.60%	11.39%[8]
Ratio of net investment income (loss) to average net assets[3]	0.32%[8]	0.06%	0.26%	(0.38)%	(0.39)%[8]
Portfolio turnover	10%[6]	53%	38%	48%	41%[6]
Net assets end of period (000’s) omitted	$88,334	$54,376	$24,266	$2	$1

42

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[1]
Net Asset Value, Beginning of Period	$10.00	$11.15	$10.35
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.02	0.03 [4]
Net realized and unrealized gain (loss) on investments	2.09	(0.91)	0.94
Total income (loss) from investment operations	2.11	(0.89)	0.97
Less Distributions to Shareholders from:
Net investment income	—	(0.02)	(0.02)
Net realized gain on investments	—	(0.24)	(0.15)
Total distributions to shareholders	—	(0.26)	(0.17)
Net Asset Value, End of Period	$12.11	$10.00	$11.15
Total Return[3,5]	21.10%[6]	(7.98)%	9.34%[6]
Ratio of net expenses to average net assets[7]	0.84%[8]	0.84%	0.85%[8]
Ratio of gross expenses to average net assets[9]	0.89%[8]	0.91%	1.46%[8]
Ratio of net investment income to average net assets[3]	0.42%[8]	0.16%	0.37%[8]
Portfolio turnover	10%[6]	53%	38%
Net assets end of period (000’s) omitted	$71,612	$65,375	$6,980

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2019, fiscal year ended 2018, and less than 0.01% for the fiscal year ended 2017.
[8]	Annualized.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Effective October 1, 2016, Institutional Class was renamed Class I.
[11]	Commencement of operations was on June 30, 2015.

43

Notes to Financial Statements (unaudited)

June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”) and AMG Funds II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) (formerly AMG GW&K Enchanced Core Bond Fund), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I shares, and Enhanced Core Bond ESG, Municipal Enhanced, Small Cap Core, and Small/Mid Cap offer Class Z shares. Effective May 31, 2019, Enhanced Core Bond ESG Class C shares were converted to Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Class C shares of Enhanced Core Bond ESG prior to converting to Class N Shares on May 31, 2019, were closed to all new investors and were not available for purchase by existing shareholders. Shareholders who redeemed Class C shares of the Fund were not subject to the deferred sales charges because they have been closed for longer than one year as described in the prospectus. Small Cap Core was closed to new investors. Please refer to Enhanced Core Bond ESG’s and Small Cap Core’s current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

44

Notes to Financial Statements (continued)

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core and Small/Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2019, the impact on the expense and expense ratios were as follows: Small Cap Core $20,193 or less than 0.01% of average net assets, and Small/Mid Cap $8,856 or 0.01% of average net assets, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to current year redesignation of dividends paid by the fund and return of capital. Temporary differences are primarily due to differences between book and tax treatment of losses for excise tax purposes and wash sales.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Enhanced Core Bond ESG	$35,193,685	$979,818	$(125,973)	$853,845
Municipal Bond	901,282,047	37,978,576	(85,566)	37,893,010
Municipal Enhanced	233,182,792	12,799,552	(1,419)	12,798,133
Small Cap Core	364,960,681	89,354,126	(30,264,829)	59,089,297
Small/Mid Cap	148,785,354	20,593,039	(8,082,334)	12,510,705

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with

45

Notes to Financial Statements (continued)

respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Enhanced Core Bond ESG	$1,685,519	$2,997,514	$4,683,033
Municipal Bond	719,813	5,094,899	5,814,712
Municipal Enhanced	304,591	—	304,591

As of December 31, 2018, Small Cap Core and Small/Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the six months ended June 30, 2019, Small Cap Core transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $47,933,644. For the purposes of U.S. GAAP, the transactions were treated as a sale of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Enhanced Core Bond ESG				Municipal Bond
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	167,110	$1,615,474	424,957	$4,049,618	328,580	$3,856,383	1,361,049	$15,628,138
Reinvestment of distributions	14,464	140,916	27,223	258,273	13,054	153,940	29,687	336,857
Cost of shares repurchased	(165,625)	(1,602,167)	(719,736)	(6,838,184)	(236,279)	(2,776,902)	(2,415,317)	(27,584,411)
Share Conversion	190,000	1,871,729	—	—	—	—	—	—

Net increase (decrease)	205,949	$2,025,952	(267,556)	$(2,530,293)	105,355	$1,233,421	(1,024,581)	$(11,619,416)

Class I:
Proceeds from sale of shares	245,156	$2,373,559	380,957	$3,660,749	12,697,362	$150,028,571	34,143,663	$390,076,652
Reinvestment of distributions	8,048	78,665	12,169	115,703	576,691	6,837,352	1,241,970	14,166,368
Cost of shares repurchased	(192,131)	(1,870,804)	(459,754)	(4,456,226)	(18,201,041)	(216,648,516)	(43,525,772)	(496,040,763)

Net increase (decrease)	61,073	$581,420	(66,628)	$(679,774)	(4,926,988)	$(59,782,593)	(8,140,139)	$(91,797,743)

Class C:[1]
Proceeds from sale of shares	81	$779	498	$4,748	—	—	—	—
Reinvestment of distributions	1,516	14,667	4,736	44,928	—	—	—	—
Cost of shares repurchased	(52,291)	(505,697)	(229,466)	(2,178,365)	—	—	—	—
Share Conversion	(190,108)	(1,871,729)	—	—	—	—	—	—

Net decrease	(240,802)	$(2,361,980)	(224,232)	$(2,128,689)	—	—	—	—

46

Notes to Financial Statements (continued)

		Enhanced Core Bond ESG				Municipal Bond
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	85,978	$834,011	112,597	$1,079,678	—	—	—	—
Reinvestment of distributions	13,816	134,877	32,270	307,362	—	—	—	—
Cost of shares repurchased	(398,867)	(3,888,212)	(693,811)	(6,622,050)	—	—	—	—

Net decrease	(299,073)	$(2,919,324)	(548,944)	$(5,235,010)	—	—	—	—

		Municipal Enhanced				Small Cap Core
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	509,304	$5,050,273	503,883	$4,895,415	18,388	$439,540	118,455	$3,333,417
Reinvestment of distributions	9,555	95,513	12,650	123,277	—	—	74,956	1,556,082
Cost of shares repurchased	(701,200)	(7,002,741)	(646,210)	(6,320,716)	(233,446)	(5,605,396)	(482,775)	(13,686,615)

Net decrease	(182,341)	$(1,856,955)	(129,677)	$(1,302,024)	(215,058)	$(5,165,856)	(289,364)	$(8,797,116)

Class I:
Proceeds from sale of shares	4,177,532	$40,669,552	3,422,201	$33,378,454	1,502,577	$35,929,035	3,424,698	$99,405,234
Reinvestment of distributions	179,071	1,748,730	618,327	5,929,747	—	—	1,913,334	40,371,352
Cost of shares repurchased	(1,941,267)	(18,792,172)	(5,104,631)	(49,821,867)	(3,866,957)	(92,196,087)[2]	(4,967,816)	(125,593,850)

Net increase (decrease)	2,415,336	$23,626,110	(1,064,103)	$(10,513,666)	(2,364,380)	$(56,267,052)	370,216	$14,182,736

Class Z:
Proceeds from sale of shares	—	—	—	—	53,203	$1,289,526	428,733	$11,243,997
Reinvestment of distributions	178	$1,738	642	$6,158	—	—	487,274	10,281,472
Cost of shares repurchased	—	—	—	—	(148,622)	(3,585,673)	(740,347)	(21,529,269)

Net increase (decrease)	178	$1,738	642	$6,158	(95,419)	$(2,296,147)	175,660	$(3,800)

47

Notes to Financial Statements (continued)

		Small/Mid Cap
	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	—	—	7,686	$90,000
Reinvestment of distributions	—	—	209	2,061

Net increase	—	—	7,895	$92,061

Class I:
Proceeds from sale of shares	2,466,501	$27,106,529	4,362,093	$49,100,133
Reinvestment of distributions	—	—	123,071	1,215,947
Cost of shares repurchased	(602,880)	(6,822,397)	(1,221,254)	(13,093,212)

Net increase	1,863,621	$20,284,132	3,263,910	$37,222,868

Class Z:
Proceeds from sale of shares	140,438	$1,597,477	8,619,193	$100,520,967
Reinvestment of distributions	—	—	165,413	1,634,280
Cost of shares repurchased	(762,162)	(8,624,526)	(2,873,377)	(32,900,674)

Net increase (decrease)	(621,724)	$(7,027,049)	5,911,229	$69,254,573

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.
[2]	Includes redemptions in-kind in the amount of $47,933,644.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2019, the market value of Repurchase Agreements outstanding for Enhanced Core Bond ESG, Small Cap Core and Small/Mid Cap were $465,627, $4,104,232 and $112,175, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedules of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who

48

Notes to Financial Statements (continued)

serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond ESG	0.30%
Municipal Bond
on first $25 million	0.35%
on next $25 million	0.30%
on next $50 million	0.25%
on balance over $100 million	0.20%
Municipal Enhanced	0.45%
Small Cap Core	0.70%
Small/Mid Cap	0.65%

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond ESG, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap to the annual rate of 0.48%, 0.34%, 0.59%, 0.90% and 0.85%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Enhanced Core Bond ESG	Municipal Bond
Less than 1 year	$257,711	$1,265,508
1-2 years	137,384	695,245
2-3 years	126,357	605,845

Total	$521,452	$2,566,598

Expiration Period	Municipal Enhanced	Small Cap Core
Less than 1 year	$235,140	$144,121
1-2 years	220,700	33,765
2-3 years	186,388	31,421

Total	$642,228	$209,307

Expiration Period		Small/Mid Cap
Less than 1 year		$62,899
1-2 years		87,128
2-3 years		65,950

Total		$215,977

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund and Class C shares of Enhanced Core Bond ESG, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and Enhanced Core Bond ESG Class C shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00%

49

Notes to Financial Statements (continued)

annually of each Fund’s average daily net assets attributable to the Class N shares and Enhanced Core Bond ESG Class C shares, respectively. The portion of payments made under the plan by Class N shares of each Fund and Class C shares of Enhanced Core Bond ESG for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Enhanced Core Bond ESG’s Class I shares and for each of the Class N and Class I shares of Municipal Bond, Municipal Enhanced, Small Cap Core, and Small/Mid Cap, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Enhanced Core Bond ESG
Class I	0.10%	0.07%
Municipal Bond
Class N	0.15%	0.12%
Class I	0.05%	0.05%
Municipal Enhanced
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Small Cap Core
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Small/Mid Cap
Class N	0.15%	—
Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The

Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, Municipal Bond lent a maximum of $1,316,546 for one day earning interest of $117, Municipal Enhanced lent a maximum of $5,655,762 for two days earning interest of $637, and Small/Mid Cap lent a maximum of $2,809,656 for five days earning interest of $1,440. The interest income amount is included in the Statement of Operations as interest income. Small Cap Core borrowed a maximum of $14,519,499 for four days paying interest of $2,236. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Enhanced Core Bond ESG	$7,664,033	$11,153,745
Municipal Bond	71,595,926	172,988,869
Municipal Enhanced	60,229,734	45,510,057
Small Cap Core	35,091,921	65,371,523
Small/Mid Cap	31,819,490	14,938,328

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2019 were as follows:

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond ESG	$3,080,335	$3,222,027

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for

50

Notes to Financial Statements (continued)

that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Enhanced Core Bond ESG	$449,349	$465,627	—	$465,627
Small Cap Core	89,671,691	4,104,232	$85,839,004	89,943,236
Small/Mid Cap	17,956,393	112,175	17,830,071	17,942,246

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Small Cap Core	U.S. Treasury Obligations	0.000%-8.750%	07/05/19-02/15/49
Small/Mid Cap	U.S. Treasury Obligations	0.000%-8.750%	07/23/19-02/15/49

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Enhanced Core Bond ESG
BNP Paribas S.A.	$465,627	—	$465,627	$465,627	—
Small Cap Core
Bank of Montreal	$1,000,000	—	$1,000,000	$1,000,000	—
Barclays Capital, Inc.	104,232	—	104,232	104,232	—
Cantor Fitzgerald Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—
Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—
Nomura Securities International, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$4,104,232	—	$4,104,232	$4,104,232	—

Small/Mid Cap
RBC Dominion Securities, Inc.	$112,175	—	$112,175	$112,175	—

7. SUBSEQUENT EVENTS

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective July 31, 2019, Small Cap Core was re-opened to new investors.

51

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund (formerly AMG GW&K Enhanced Core Bond Fund), and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond ESG Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the

52

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, above, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and more recent underperformance relative to the Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2019 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2019 was above, above and below, respectively, the median performance for the Peer Group and above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance. The Trustees also took into account the Fund’s relatively short performance history and the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above, below, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark. The Trustees noted that the Fund’s longer-term performance results compare favorably to the Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2019 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2019 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period, in the top quintile relative to its Peer Group since inception, and in the top quartile relative to its Peer Group in the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above, above, below and above, respectively, the median performance of the Peer Group and above, above, below and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and the Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

53

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadviser from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the

Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory

Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

55

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC 222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	57

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063019	SAR019

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG Managers Skyline Special Equities Fund

Class N: SKSEX | Class I: SKSIX | Class Z: SKSZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1.800.548.4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com	063019	SAR018

AMG Funds Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Managers Skyline Special Equities Fund
Based on Actual Fund Return
Class N	1.17%	$1,000	$1,191	$6.36
Class I	1.01%	$1,000	$1,192	$5.49
Class Z	0.92%	$1,000	$1,193	$5.00

Based on Hypothetical 5% Annual Return
Class N	1.17%	$1,000	$1,019	$5.86
Class I	1.01%	$1,000	$1,020	$5.06
Class Z	0.92%	$1,000	$1,020	$4.61

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Skyline Special Equities Fund[2,3,4,5]
Class N	19.10%	(5.47%)	4.13%	13.68%	—	04/23/87
Class I	19.19%	(5.33%)	—	—	1.75%	02/24/17
Class Z	19.25%	(5.23%)	—	—	1.84%	02/24/17

Russell 2000® Value Index[6]	13.47%	(6.24%)	5.39%	12.40%	2.14%	02/24/17	†
Russell 2000® Index[7]	16.98%	(3.31%)	7.06%	13.45%	6.55%	02/24/17	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund’s Class I and Class Z shares, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[6]

The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

[7]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Skyline Special Equities Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	31.4
Financials	23.1
Information Technology	17.8
Consumer Discretionary	13.3
Materials	7.9
Health Care	4.9
Short-Term Investments	2.6
Other Assets Less Liabilities	(1.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Dine Brands Global, Inc.	3.3
Aaron’s, Inc.	2.8
TriMas Corp.	2.3
The Children’s Place, Inc.	2.3
Rexnord Corp.	2.3
BMC Stock Holdings, Inc.	2.2
Perficient, Inc.	2.2
Knoll, Inc.	2.1
Knowles Corp.	2.1
Columbus McKinnon Corp.	2.1

Top Ten as a Group	23.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 13.3%
Aaron’s, Inc.	236,200	$14,505,042
Brunswick Corp.	203,300	9,329,437
The Children’s Place, Inc.[1]	122,800	11,712,664
Dine Brands Global, Inc.	175,600	16,764,532
LCI Industries	93,650	8,428,500
Winnebago Industries, Inc.[1]	203,800	7,876,870
Total Consumer Discretionary		68,617,045
Financials - 23.1%
Banc of California, Inc.	392,100	5,477,637
BancorpSouth Bank	360,800	10,477,632
Essent Group, Ltd.*	229,050	10,763,060
First Busey Corp.	389,543	10,287,831
First Midwest Bancorp, Inc.	486,004	9,948,502
Hancock Whitney Corp.	185,600	7,435,136
Janus Henderson Group PLC (Jersey)	231,188	4,947,423
Kemper Corp.	59,659	5,147,975
National Bank Holdings Corp., Class A	208,400	7,564,920
Reinsurance Group of America, Inc.	66,047	10,305,313
Sterling Bancorp	482,720	10,272,282
UMB Financial Corp.	134,900	8,879,118
Umpqua Holdings Corp.	498,414	8,268,688
WSFS Financial Corp.	221,900	9,164,470
Total Financials		118,939,987
Health Care - 4.9%
Acadia Healthcare Co., Inc.*,1	219,000	7,654,050
AMN Healthcare Services, Inc.*	156,800	8,506,400
Prestige Consumer Healthcare, Inc.*,1	283,600	8,984,448
Total Health Care		25,144,898
Industrials - 31.4%
American Woodmark Corp.*,1	90,000	7,615,800
Beacon Roofing Supply, Inc.*,1	233,700	8,581,464
BMC Stock Holdings, Inc.*	539,720	11,442,064
Columbus McKinnon Corp.	258,250	10,838,752
Deluxe Corp.	138,000	5,611,080
EnPro Industries, Inc.	129,000	8,235,360
Gibraltar Industries, Inc.*	246,900	9,964,884
Granite Construction, Inc.	207,700	10,006,986
JELD-WEN Holding, Inc.*,1	364,900	7,746,827
Knoll, Inc.	477,200	10,966,056
Korn Ferry	107,900	4,323,553
ManpowerGroup, Inc.	83,900	8,104,740

	Shares	Value
NOW, Inc.*,1	620,600	$9,160,056
Rexnord Corp.*	384,026	11,605,266
Ryder System, Inc.	125,500	7,316,650
SPX Corp.*	251,900	8,317,738
TriMas Corp.*	384,100	11,895,577
Welbilt, Inc.*,1	574,900	9,600,830
Total Industrials		161,333,683
Information Technology - 17.8%
Anixter International, Inc.*	155,900	9,308,789
Benchmark Electronics, Inc.	352,389	8,852,012
Knowles Corp.*,1	596,500	10,921,915
NCR Corp.*,1	265,400	8,253,940
Perficient, Inc.*	332,800	11,421,696
Plantronics, Inc.	155,900	5,774,536
Sanmina Corp.*	323,910	9,807,995
Silicon Motion Technology Corp., ADR (Cayman Islands)[1]	155,100	6,883,338
Virtusa Corp.*,1	146,900	6,526,767
WNS Holdings, Ltd., ADR (India)*	126,098	7,465,001
Zebra Technologies Corp., Class A*	31,400	6,577,986
Total Information Technology		91,793,975
Materials - 7.9%
Compass Minerals International, Inc.[1]	135,900	7,467,705
Ferro Corp.*	589,100	9,307,780
Minerals Technologies, Inc.	141,100	7,550,261
Neenah, Inc.	108,100	7,302,155
Orion Engineered Carbons, S.A. (Luxembourg)	407,200	8,718,152
Total Materials		40,346,053
Total Common Stocks (Cost $389,740,913)		506,175,641

	Principal Amount
Short-Term Investments - 2.6%
Joint Repurchase Agreements - 2.2%[2]
Bank of America Securities, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $2,761,655 (collateralized by various U.S. Government Agency Obligations, 3.298% - 4.500%, 06/01/46 - 07/01/49, totaling $2,816,302)	$2,761,080	2,761,080
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $2,761,662 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $2,816,302)	2,761,080	2,761,080

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 2.2%[2] (continued)
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $2,761,655 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $2,816,302)	$2,761,080	$2,761,080
Jefferies LLC, dated 06/28/19, due 07/01/19, 2.520% total to be received $2,761,660 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.650%, 07/05/19 - 08/16/23, totaling $2,816,315)	2,761,080	2,761,080
TD Securities (USA) LLC, dated 06/28/19, due 07/01/19, 2.490% total to be received $580,606 (collateralized by various U.S. Treasuries, 2.000% - 2.125%, 10/31/22 - 05/31/26, totaling $592,096)	580,486	580,486
Total Joint Repurchase Agreements		11,624,806

	Shares	Value
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[3]	615,878	$615,878
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[3]	615,880	615,880
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[3]	634,543	634,543
Total Other Investment Companies		1,866,301
Total Short-Term Investments (Cost $13,491,107)		13,491,107
Total Investments - 101.0% (Cost $403,232,020)		519,666,748
Other Assets, less Liabilities - (1.0)%		(4,977,981)
Net Assets - 100.0%		$514,688,767

*	Non-income producing security.
[1]

Some of these securities, amounting to $51,792,167 or 10.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$506,175,641	—	—	$506,175,641
Short-Term Investments
Joint Repurchase Agreements	—	$11,624,806	—	11,624,806
Other Investment Companies	1,866,301	—	—	1,866,301

Total Investments in Securities	$508,041,942	$11,624,806	—	$519,666,748

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (unaudited) June 30, 2019

AMG Managers Skyline Special Equities Fund
Assets:
Investments at value[1] (including securities on loan valued at $51,792,167)	$519,666,748
Receivable for investments sold	8,813,574
Dividend, interest and other receivables	634,460
Receivable for Fund shares sold	42,893
Receivable from affiliate	25,216
Prepaid expenses and other assets	32,606
Total assets	529,215,497
Liabilities:
Payable upon return of securities loaned	11,624,806
Payable for Fund shares repurchased	2,264,520
Accrued expenses:
Investment advisory and management fees	306,344
Administrative fees	62,947
Shareholder service fees	85,793
Other	182,320
Total liabilities	14,526,730

Net Assets	$514,688,767
[1] Investments at cost	$403,232,020

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (continued)

AMG Managers Skyline Special Equities Fund
Net Assets Represent:
Paid-in capital	$351,110,640
Total distributable earnings	163,578,127
Net Assets	$514,688,767
Class N:
Net Assets	$384,024,122
Shares outstanding	10,420,546
Net asset value, offering and redemption price per share	$36.85
Class I:
Net Assets	$120,566,229
Shares outstanding	3,256,394
Net asset value, offering and redemption price per share	$37.02
Class Z:
Net Assets	$10,098,416
Shares outstanding	272,205
Net asset value, offering and redemption price per share	$37.10

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended June 30, 2019

AMG Managers Skyline Special Equities Fund
Investment Income:
Dividend income	$4,440,461
Interest income	2,725
Securities lending income	50,458
Foreign withholding tax	(35,382)
Total investment income	4,458,262
Expenses:
Investment advisory and management fees	2,396,350
Administrative fees	492,401
Shareholder servicing fees - Class N	506,854
Shareholder servicing fees - Class I	104,918
Reports to shareholders	89,824
Custodian fees	41,399
Professional fees	38,561
Registration fees	37,416
Trustee fees and expenses	33,997
Transfer agent fees	29,116
Miscellaneous	12,548
Total expenses before offsets	3,783,384
Expense reimbursements	(151,554)
Net expenses	3,631,830
Net investment income	826,432
Net Realized and Unrealized Gain:
Net realized gain on investments	59,238,775
Net change in unrealized appreciation/depreciation on investments	74,408,328
Net realized and unrealized gain	133,647,103
Net increase in net assets resulting from operations	$134,473,535

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG Managers Skyline Special Equities Fund
	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$826,432	$325,583
Net realized gain on investments	59,238,775	86,738,361
Net change in unrealized appreciation/depreciation on investments	74,408,328	(277,608,480)
Net increase (decrease) in net assets resulting from operations	134,473,535	(190,544,536)
Distributions to Shareholders:
Class N	—	(58,028,548)
Class I	—	(43,866,418)
Class Z	—	(2,131,734)
Total distributions to shareholders	—	(104,026,700)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(369,049,672)	(251,955,198)
Total decrease in net assets	(234,576,137)	(546,526,434)
Net Assets:
Beginning of period	749,264,904	1,295,791,338
End of period	$514,688,767	$749,264,904

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Skyline Special Equities Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2019	For the fiscal year ended December 31,
	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$30.93	$43.98	$43.30	$35.71	$39.88	$39.75
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	0.03	(0.01)	(0.08)	(0.01)	(0.03)[5]	0.00 [6,7]
Net realized and unrealized gain (loss) on investments	5.89	(8.40)	3.73	7.61	(2.36)	1.61
Total income (loss) from investment operations	5.92	(8.41)	3.65	7.60	(2.39)	1.61
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.00)[7]	—
Net realized gain on investments	—	(4.64)	(2.97)	(0.01)	(1.78)	(1.48)
Total distributions to shareholders	—	(4.64)	(2.97)	(0.01)	(1.78)	(1.48)
Net Asset Value, End of Period	$36.85	$30.93	$43.98	$43.30	$35.71	$39.88
Total Return[4]	19.10%[8,9]	(19.00)%[9]	8.39%[9]	21.31%[9]	(6.02)%	4.02%[9]
Ratio of net expenses to average net assets	1.17%[10]	1.17%	1.25%	1.32%	1.32%	1.32%
Ratio of gross expenses to average net assets[11]	1.22%[10]	1.18%	1.27%	1.42%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets[4]	0.19%[10]	(0.03)%	(0.18)%	(0.03)%	(0.08)%	0.01%
Portfolio turnover	9%[8]	24%	33%	34%	31%	37%
Net assets end of period (000’s) omitted	$384,024	$425,540	$923,139	$1,502,587	$1,317,946	$1,383,184

11

AMG Managers Skyline Special Equities Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2019 (unaudited)	For the fiscal year ended December 31,	For the fiscal period ended December 31,
		2018	2017[12]
Net Asset Value, Beginning of Period	$31.05	$44.06	$43.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.06	0.06	0.02
Net realized and unrealized gain (loss) on investments	5.91	(8.43)	3.37
Total income (loss) from investment operations	5.97	(8.37)	3.39
Less Distributions to Shareholders from:
Net realized gain on investments	—	(4.64)	(2.97)
Net Asset Value, End of Period	$37.02	$31.05	$44.06
Total Return[4]	19.19%[8,9]	(18.88)%[9]	7.73%[8,9]
Ratio of net expenses to average net assets	1.01%[10]	1.01%	1.13%[10]
Ratio of gross expenses to average net assets[11]	1.06%[10]	1.02%	1.15%[10]
Ratio of net investment income to average net assets[4]	0.35%[10]	0.13%	0.06%[10]
Portfolio turnover	9%[8]	24%	33%
Net assets end of period (000’s) omitted	$120,566	$306,757	$362,723

12

AMG Managers Skyline Special Equities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)	For the fiscal year ended December 31,	For the fiscal period ended December 31,
Class Z		2018	2017[12]
Net Asset Value, Beginning of Period	$31.10	$44.08	$43.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.08	0.10	0.08
Net realized and unrealized gain (loss) on investments	5.92	(8.44)	3.33
Total income (loss) from investment operations	6.00	(8.34)	3.41
Less Distributions to Shareholders from:
Net realized gain on investments	—	(4.64)	(2.97)
Net Asset Value, End of Period	$37.10	$31.10	$44.08
Total Return[4]	19.25%[8,9]	(18.80)%[9]	7.78%[8,9]
Ratio of net expenses to average net assets	0.92%[10]	0.92%	0.98%[10]
Ratio of gross expenses to average net assets[11]	0.97%[10]	0.93%	1.00%[10]
Ratio of net investment income to average net assets[4]	0.44%[10]	0.22%	0.21%[10]
Portfolio turnover	9%[8]	24%	33%
Net assets end of period (000’s) omitted	$10,098	$16,969	$9,929

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[7]	Less than $0.005 or $(0.005) per share.
[8]	Not annualized.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Annualized.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Commencement of operations was on February 27, 2017.

13

Notes to Financial Statements (unaudited) June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers Skyline Special Equities Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

14

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to wash sales and qualified late-year loss deferrals.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net
$403,232,020	$136,847,097	$(20,412,369)	$116,434,728

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, the Fund deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 30 days of the purchase of those shares. For the six months ended June 30, 2019 and the fiscal year ended December 31, 2018, the Fund received redemption fees amounting to $838 and $12,724, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

15

Notes to Financial Statements (continued)

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Fund were as follows:

	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	691,018	$24,370,841	1,867,751	$82,604,120
Reinvestment of distributions	—	—	1,878,155	57,527,889
Cost of shares repurchased	(4,027,691)	(141,322,955)	(10,977,412)	(470,658,220)

Net decrease	(3,336,673)	$(116,952,114)	(7,231,506)	$(330,526,211)

Class I:
Proceeds from sale of shares	1,770,330	$59,723,940	2,961,450	$126,736,356
Reinvestment of distributions	—	—	1,414,575	43,499,328
Cost of shares repurchased	(8,392,147)	(302,001,494)	(2,729,802)	(104,420,264)

Net increase (decrease)	(6,621,817)	$(242,277,554)	1,646,223	$65,815,420

Class Z:
Proceeds from sale of shares	32,525	$1,151,634	284,513	$12,071,000
Reinvestment of distributions	—	—	69,235	2,131,734
Cost of shares repurchased	(305,962)	(10,971,638)	(33,357)	(1,447,141)

Net increase (decrease)	(273,437)	$(9,820,004)	320,391	$12,755,593

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2019, the market value of Repurchase Agreements outstanding was $11,624,806.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval)

and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Skyline Asset Management, L.P., who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.92%, of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

16

Notes to Financial Statements (continued)

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period
1-2 years	$128,220
2-3 years	219,580

Total	$347,800

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I Shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred
Class N	0.25%	0.25%
Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, the Fund lent a maximum of $4,671,076 for nine days earning interest of $2,725. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2019, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were $55,883,654 and $417,273,317, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2019.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

17

Notes to Financial Statements (continued)

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$51,792,167	$11,624,806	$40,130,386	$51,755,192

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Collateral	Coupon	Maturity
Type	Range	Date Range
U.S. Treasury Obligations	0.000%-8.750%	07/05/19-02/15/49

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the

Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Bank of America Securities, Inc.	$2,761,080	—	$2,761,080	$2,761,080	—
Cantor Fitzgerald Securities, Inc.	2,761,080	—	2,761,080	2,761,080	—
Citigroup Global Markets, Inc.	2,761,080	—	2,761,080	2,761,080	—
Jefferies LLC	2,761,080	—	2,761,080	2,761,080	—
TD Securities (USA) LLC	580,486	—	580,486	580,486	—

Total	$11,624,806	—	$11,624,806	$11,624,806	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers Skyline Special Equities Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement with the Subadviser for the Fund, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant information. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The

Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, below, below and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Value® Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period. The Trustees also considered the reasons for the Fund’s underperformance relative to the Fund Benchmark and its Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadviser is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with the Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Fund, which bears the Subadviser’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadviser to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.92%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparatively sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and the Subadviser maintain appropriate compliance programs.

20

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for the Fund.

21

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	25

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063019 SAR018

SEMI-ANNUAL REPORT

AMG Funds June 30, 2019 AMG Renaissance Large Cap Growth Fund Class N: MRLTX | Class I: MRLSX | Class Z: MRLIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1.800.548.4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com	063019	SAR024

AMG Funds Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund
Based on Actual Fund Return
Class N	1.00%	$1,000	$1,218	$5.50
Class I	0.75%	$1,000	$1,218	$4.13
Class Z	0.66%	$1,000	$1,219	$3.63

Based on Hypothetical 5% Annual Return
Class N	1.00%	$1,000	$1,020	$5.01
Class I	0.75%	$1,000	$1,021	$3.76
Class Z	0.66%	$1,000	$1,022	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Renaissance Large Cap Growth Fund[2,3,4,5]
Class N	21.76%	13.60%	10.34%	13.46%	06/03/09
Class I	21.83%	13.87%	10.67%	13.80%	06/03/09
Class Z	21.86%	13.88%	10.81%	13.97%	06/03/09

Russell 1000® Growth Index[6]	21.49%	11.56%	13.39%	16.04%	06/03/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[6]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	36.0
Industrials	15.5
Health Care	12.7
Consumer Discretionary	12.2
Financials	8.6
Communication Services	8.6
Materials	3.6
Real Estate	1.7
Short-Term Investments	1.3
Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Total System Services, Inc.	2.1
Motorola Solutions, Inc.	2.0
Zoetis, Inc.	1.9
Microsoft Corp.	1.9
Cintas Corp.	1.9
Starbucks Corp.	1.9
HCA Healthcare, Inc.	1.9
Adobe, Inc.	1.9
Lockheed Martin Corp.	1.9
Facebook, Inc., Class A	1.9

Top Ten as a Group	19.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks—98.9%
Communication Services - 8.6%
Alphabet, Inc., Class A*	1,360	$1,472,608
Comcast Corp., Class A	36,737	1,553,240
Facebook, Inc., Class A*	8,744	1,687,592
IAC/InterActiveCorp*	6,711	1,459,844
The Walt Disney Co.	11,548	1,612,563
Total Communication Services		7,785,847
Consumer Discretionary - 12.2%
Carnival Corp. (Panama)	25,767	1,199,454
Dollar General Corp.	12,225	1,652,331
The Home Depot, Inc.	7,779	1,617,798
Marriott International, Inc., Class A	11,730	1,645,602
O’Reilly Automotive, Inc.*	4,175	1,541,911
Ross Stores, Inc.	15,983	1,584,235
Starbucks Corp.	20,500	1,718,515
Total Consumer Discretionary		10,959,846
Financials - 8.6%
American Express Co.	13,600	1,678,784
The Progressive Corp.	19,094	1,526,184
S&P Global, Inc.	7,325	1,668,562
SVB Financial Group*	6,190	1,390,212
Synchrony Financial	43,593	1,511,369
Total Financials		7,775,111
Health Care - 12.7%
AbbVie, Inc.	20,189	1,468,144
Gilead Sciences, Inc.	24,451	1,651,910
HCA Healthcare, Inc.	12,631	1,707,332
Laboratory Corp. of America Holdings*	9,309	1,609,526
Thermo Fisher Scientific, Inc.	5,415	1,590,277
UnitedHealth Group, Inc.	6,847	1,670,737
Zoetis, Inc.	15,525	1,761,932
Total Health Care		11,459,858
Industrials - 15.5%
The Boeing Co.	4,061	1,478,245
Cintas Corp.	7,272	1,725,573
Illinois Tool Works, Inc.	10,033	1,513,077

	Shares	Value
Lockheed Martin Corp.	4,674	$1,699,186
Norfolk Southern Corp.	7,847	1,564,142
Rockwell Automation, Inc.	8,981	1,471,357
Snap-on, Inc.[1]	8,969	1,485,625
Southwest Airlines Co.	29,198	1,482,674
Union Pacific Corp.	8,951	1,513,704
Total Industrials		13,933,583
Information Technology - 36.0%
Adobe, Inc.*	5,771	1,700,425
Amphenol Corp., Class A	15,853	1,520,937
Apple, Inc.	8,404	1,663,320
CDW Corp.	14,119	1,567,209
Cisco Systems, Inc.	28,421	1,555,481
Citrix Systems, Inc.	15,803	1,550,906
Fidelity National Information Services, Inc.[1]	13,302	1,631,889
Fortinet, Inc.*	21,525	1,653,766
International Business Machines Corp.	10,710	1,476,909
KLA-Tencor Corp.	12,275	1,450,905
Lam Research Corp.	7,953	1,493,892
Mastercard, Inc., Class A	6,316	1,670,772
Microsoft Corp.	13,003	1,741,882
Motorola Solutions, Inc.	10,569	1,762,169
Oracle Corp.	28,889	1,645,806
PayPal Holdings, Inc.*	14,503	1,660,013
Texas Instruments, Inc.	13,038	1,496,241
Total System Services, Inc.	14,952	1,917,893
Visa, Inc., Class A1	9,521	1,652,370
Xilinx, Inc.	13,312	1,569,751
Total Information Technology		32,382,536
Materials - 3.6%
Berry Global Group, Inc.*	30,101	1,583,011
Crown Holdings, Inc.*	26,998	1,649,578
Total Materials		3,232,589
Real Estate - 1.7%
CBRE Group, Inc., Class A*	29,915	1,534,639
Total Common Stocks (Cost $75,494,066)		89,064,009

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments - 1.3%
Other Investment Companies - 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[2]	391,395	$391,395
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[2]	391,395	391,395
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[2]	403,255	403,255
Total Short-Term Investments (Cost $1,186,045)		1,186,045

Shares	Value
Total Investments - 100.2% (Cost $76,680,111)	$90,250,054
Other Assets, less Liabilities - (0.2)%	(177,878)
Net Assets - 100.0%	$90,072,176

*	Non-income producing security.
[1]

Some of these securities, amounting to $4,721,877 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$89,064,009	—	—	$89,064,009
Short-Term Investments
Other Investment Companies	1,186,045	—	—	1,186,045

Total Investments in Securities	$90,250,054	—	—	$90,250,054

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (unaudited) June 30, 2019

AMG Renaissance Large Cap Growth Fund
Assets:
Investments at value[1] (including securities on loan valued at $4,721,877)	$90,250,054
Dividend, interest and other receivables	41,151
Receivable for Fund shares sold	7,325
Receivable from affiliate	13,702
Prepaid expenses and other assets	30,467
Total assets	90,342,699
Liabilities:
Payable for Fund shares repurchased	130,473
Accrued expenses:
Investment advisory and management fees	45,689
Administrative fees	13,666
Distribution fees	12,389
Shareholder service fees	5,071
Other	63,235
Total liabilities	270,523
Net Assets	$90,072,176
[1] Investments at cost	$76,680,111

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund
Net Assets Represent:
Paid-in capital	$70,184,027
Total distributable earnings	19,888,149
Net Assets	$90,072,176

Class N:
Net Assets	$61,019,169
Shares outstanding	4,783,326
Net asset value, offering and redemption price per share	$12.76
Class I:
Net Assets	$8,189,120
Shares outstanding	635,290
Net asset value, offering and redemption price per share	$12.89
Class Z:
Net Assets	$20,863,887
Shares outstanding	1,641,117
Net asset value, offering and redemption price per share	$12.71

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended June 30, 2019

AMG Renaissance Large Cap Growth Fund
Investment Income:
Dividend income	$885,937
Interest income	4,989
Securities lending income	2,319
Total investment income	893,245
Expenses:
Investment advisory and management fees	279,454
Administrative fees	83,875
Distribution fees - Class N	74,342
Shareholder servicing fees - Class N	27,334
Shareholder servicing fees - Class I	4,249
Registration fees	26,010
Professional fees	18,909
Reports to shareholders	17,005
Custodian fees	11,022
Transfer agent fees	10,286
Trustee fees and expenses	4,999
Miscellaneous	7,468
Total expenses before offsets	564,953
Expense reimbursements	(84,989)
Expense reductions	(2,255)
Net expenses	477,709

Net investment income	415,536
Net Realized and Unrealized Gain:
Net realized gain on investments	5,234,007
Net change in unrealized appreciation/depreciation on investments	16,417,982
Net realized and unrealized gain	21,651,989

Net increase in net assets resulting from operations	$22,067,525

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG Renaissance Large Cap Growth Fund
	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$415,536	$877,882
Net realized gain on investments	5,234,007	18,963,412
Net change in unrealized appreciation/depreciation on investments	16,417,982	(27,091,924)
Net increase (decrease) in net assets resulting from operations	22,067,525	(7,250,630)
Distributions to Shareholders:
Class N	—	(10,843,577)
Class I	—	(2,227,634)
Class Z	—	(8,239,995)
Total distributions to shareholders	—	(21,311,206)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(36,986,439)	(51,703,589)
Total decrease in net assets	(14,918,914)	(80,265,425)
Net Assets:
Beginning of period	104,991,090	185,256,515
End of period	$90,072,176	$104,991,090

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)

		For the fiscal years ended December 31,
Class N		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$10.48	$14.03	$11.86	$11.10	$11.51	$11.80
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.06	0.08	0.04	0.01	0.03
Net realized and unrealized gain (loss) on investments	2.24	(1.09)	2.54	0.94	(0.18)	2.30
Total income (loss) from investment operations	2.28	(1.03)	2.62	0.98	(0.17)	2.33
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.07)	(0.05)	—	(0.03)
Net realized gain on investments	—	(2.45)	(0.38)	(0.17)	(0.24)	(2.59)
Total distributions to shareholders	—	(2.52)	(0.45)	(0.22)	(0.24)	(2.62)
Net Asset Value, End of Period	$12.76	$10.48	$14.03	$11.86	$11.10	$11.51
Total Return[3]	21.76%[4,5]	(7.23)%[5]	22.03%[5]	8.81%[5]	(1.53)%[5]	19.59%
Ratio of net expenses to average net assets[6]	1.00%[7]	1.00%	1.02%	1.15%	1.14%	1.14%
Ratio of gross expenses to average net assets[8]	1.15%[7]	1.12%	1.16%	1.44%	1.58%	1.97%
Ratio of net investment income to average net assets[3]	0.59%[7]	0.45%	0.59%	0.39%	0.09%	0.23%
Portfolio turnover	23%[4]	38%	33%	37%	48%	60%
Net assets end of period (000’s) omitted	$61,019	$54,595	$70,781	$3,069	$2,533	$7,239

11

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)

		For the fiscal years ended December 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$10.58	$14.17	$11.94	$11.17	$11.59	$11.87
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.10	0.11	0.08	0.06	0.07
Net realized and unrealized gain (loss) on investments	2.26	(1.11)	2.58	0.94	(0.20)	2.33
Total income (loss) from investment operations	2.31	(1.01)	2.69	1.02	(0.14)	2.40
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.08)	(0.08)	(0.04)	(0.05)
Net realized gain on investments	—	(2.45)	(0.38)	(0.17)	(0.24)	(2.63)
Total distributions to shareholders	—	(2.58)	(0.46)	(0.25)	(0.28)	(2.68)
Net Asset Value, End of Period	$12.89	$10.58	$14.17	$11.94	$11.17	$11.59
Total Return[3]	21.83%[4,5]	(7.00)%[5]	22.46%[5]	9.12%[5]	(1.23)%[5]	20.08%[5]
Ratio of net expenses to average net assets[6]	0.75%[7]	0.74%	0.76%	0.81%	0.80%	0.75%
Ratio of gross expenses to average net assets[8]	0.90%[7]	0.86%	0.90%	1.10%	1.23%	1.59%
Ratio of net investment income to average net assets[3]	0.84%[7]	0.71%	0.85%	0.73%	0.52%	0.51%
Portfolio turnover	23%[4]	38%	33%	37%	48%	60%
Net assets end of period (000’s) omitted	$8,189	$11,247	$13,635	$14,173	$17,189	$14,343

12

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)

		For the fiscal year ended December 31,
Class Z		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$10.43	$14.00	$11.81	$11.04	$11.45	$11.76
Income (loss) from Investment Operations:
Net investment income[2,3]	0.06	0.11	0.13	0.10	0.09	0.08
Net realized and unrealized gain (loss) on investments	2.22	(1.09)	2.53	0.94	(0.21)	2.31
Total income (loss) from investment operations	2.28	(0.98)	2.66	1.04	(0.12)	2.39
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.09)	(0.10)	(0.05)	(0.07)
Net realized gain on investments	—	(2.45)	(0.38)	(0.17)	(0.24)	(2.63)
Total distributions to shareholders	—	(2.59)	(0.47)	(0.27)	(0.29)	(2.70)
Net Asset Value, End of Period	$12.71	$10.43	$14.00	$11.81	$11.04	$11.45
Total Return[3]	21.86%[4,5]	(6.88)%[5]	22.50%[5]	9.38%[5]	(1.06)%[5]	20.15%[5]
Ratio of net expenses to average net assets[6]	0.66%[7]	0.66%	0.65%	0.65%	0.64%	0.64%
Ratio of gross expenses to average net assets[8]	0.81%[7]	0.78%	0.79%	0.94%	1.07%	1.51%
Ratio of net investment income to average net assets[3]	0.93%[7]	0.79%	0.96%	0.89%	0.76%	0.63%
Portfolio turnover	23%[4]	38%	33%	37%	48%	60%
Net assets end of period (000’s) omitted	$20,864	$39,149	$100,840	$54,467	$43,966	$8,184

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2019, 0.01%, less than 0.01%, 0.01%, 0.02% and 0.02% for the fiscal years ended 2018, 2017, 2016, 2015 and 2014, respectively.

[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

13

Notes to Financial Statements (unaudited) June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Stocks in the information technology sector comprise a significant portion of the Fund’s portfolio at June 30, 2019. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

14

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2019, the impact on the expenses and expense ratios was $2,255 or less than 0.01% of average net assets, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are primarily due to wash sales.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net
$76,680,111	$15,965,576	$(2,395,633)	$13,569,943

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

15

Notes to Financial Statements (continued)

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Fund were as follows:

	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	37,661	$446,194	242,635	$3,052,751
Reinvestment of distributions	—	—	911,217	9,485,764
Cost of shares repurchased	(463,144)	(5,586,492)	(989,480)	(13,640,147)

Net increase (decrease)	(425,483)	$(5,140,298)	164,372	$(1,101,632)

Class I:
Proceeds from sale of shares	54,276	$673,996	167,206	$2,360,552
Reinvestment of distributions	—	—	210,901	2,216,567
Cost of shares repurchased	(482,266)	(5,879,150)	(277,393)	(3,918,162)

Net increase (decrease)	(427,990)	$(5,205,154)	100,714	$658,957

Class Z:
Proceeds from sale of shares	573,900	$7,142,013	232,249	$3,332,697
Reinvestment of distributions	—	—	681,820	7,063,649
Cost of shares repurchased	(2,686,512)	(33,783,000)	(4,361,906)	(61,657,260)

Net decrease	(2,112,612)	$(26,640,987)	(3,447,837)	$(51,260,914)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2019, the Fund did not hold repurchase agreements or joint repurchase agreements.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval)

and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Funds’ investment management fee were paid at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%
on the next $25 million	0.50%
on the next $25 million	0.45%
on balance over $100 million	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

16

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period
Less than 1 year	$171,467
1-2 years	142,342
2-3 years	185,037

Total	$498,846

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses

(“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Large Cap Growth
Class N	0.15%	0.09%
Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, the Fund borrowed a maximum of $26,745,146 for three days paying interest of $4,989. The interest amount is included in the statement of operations as miscellaneous expense. At June 30, 2019, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were $24,584,676 and $61,791,022, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2019.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and

17

Notes to Financial Statements (continued)

Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,721,877	—	$4,758,768	$4,758,768

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.750%	07/16/19-11/15/48

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2019 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2019 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*   *   *   *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

The Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	21

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063019 SAR024

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX    |    Class I: TSQIX    |    Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX    |    Class I: TQMIX    |    Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX    |    Class I: TQTIX    |    Class Z: TCMIX

AMG TimesSquare Emerging Markets Small Cap Fund

Class N: TQENX    |    Class I: TQEIX    |    Class Z: TQEZX

AMG TimesSquare Global Small Cap Fund

Class N: TSYNX    |    Class I: TSYIX    |    Class Z: TSYZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	063019	SAR014

AMG Funds Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG TimesSquare Small Cap Growth Fund	6

AMG TimesSquare Mid Cap Growth Fund	10

AMG TimesSquare International Small Cap Fund	14

AMG TimesSquare Emerging Markets Small Cap Fund	18

AMG TimesSquare Global Small Cap Fund	22

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	26

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	28

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29

Detail of changes in assets for the past two fiscal periods

Financial Highlights	32

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	47

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	55

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG TimesSquare Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.18%	$1,000	$1,256	$6.60
Class I	1.02%	$1,000	$1,256	$5.71
Class Z	0.98%	$1,000	$1,257	$5.48

Based on Hypothetical 5% Annual Return
Class N	1.18%	$1,000	$1,019	$5.91
Class I	1.02%	$1,000	$1,020	$5.11
Class Z	0.98%	$1,000	$1,020	$4.91

AMG TimesSquare Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.18%	$1,000	$1,263	$6.62
Class I	1.07%	$1,000	$1,264	$6.01
Class Z	0.98%	$1,000	$1,264	$5.50

Based on Hypothetical 5% Annual Return
Class N	1.18%	$1,000	$1,019	$5.91
Class I	1.07%	$1,000	$1,019	$5.36
Class Z	0.98%	$1,000	$1,020	$4.91

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG TimesSquare International Small Cap Fund
Based on Actual Fund Return
Class N	1.23%	$1,000	$1,179	$6.64
Class I	1.06%	$1,000	$1,180	$5.73
Class Z	0.98%	$1,000	$1,180	$5.30

Based on Hypothetical 5% Annual Return
Class N	1.23%	$1,000	$1,019	$6.16
Class I	1.06%	$1,000	$1,020	$5.31
Class Z	0.98%	$1,000	$1,020	$4.91

AMG TimesSquare Emerging Markets Small Cap Fund**
Based on Actual Fund Return
Class N	1.65%	$1,000	$1,093	$8.56
Class I	1.25%	$1,000	$1,094	$6.49
Class Z	1.25%	$1,000	$1,094	$6.49

Based on Hypothetical 5% Annual Return
Class N	1.65%	$1,000	$1,017	$8.25
Class I	1.25%	$1,000	$1,019	$6.26
Class Z	1.25%	$1,000	$1,019	$6.26

2

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG TimesSquare Global Small Cap Fund***
Based on Actual Fund Return
Class N	1.27%	$1,000	$1,234	$7.03
Class I	1.02%	$1,000	$1,236	$5.66
Class Z	1.02%	$1,000	$1,236	$5.66

Based on Hypothetical 5% Annual Return
Class N	1.27%	$1,000	$1,019	$6.36
Class I	1.02%	$1,000	$1,020	$5.11
Class Z	1.02%	$1,000	$1,020	$5.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**

Excludes interest expense of 0.01% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $8.61, $6.54 and $6.54, and $8.30, $6.31 and $6.31 for Class N, Class I and Class Z, respectively.

***

Excludes interest expense of 0.01% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $7.09, $5.71 and $5.71, and $6.41, $5.16 and $5.16 for Class N, Class I and Class Z, respectively.

3

Fund Performance (unaudited) Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG TimesSquare Small Cap Growth Fund[3,4,5]
Class N	25.64%	8.34%	10.35%	15.25%	9.24%	01/21/00
Class I	25.63%	8.51%	—	—	15.33%	02/24/17
Class Z	25.69%	8.57%	10.56%	15.45%	9.40%	01/21/00

Russell 2000® Growth Index[6]	20.36%	(0.49%)	8.63%	14.41%	4.96%	01/21/00	†
AMG TimesSquare Mid Cap Growth Fund[2,4,5,7]
Class N	26.27%	14.13%	10.00%	14.47%	10.22%	03/04/05
Class I	26.39%	14.28%	—	—	15.14%	02/24/17
Class Z	26.42%	14.39%	10.22%	14.71%	10.43%	03/04/05

Russell Midcap® Growth Index[8]	26.08%	13.94%	11.10%	16.02%	10.01%	03/04/05	†
AMG TimesSquare International Small Cap Fund[2,3,4,5,9,10,11,12]
Class N	17.85%	(10.91%)	5.61%	—	9.04%	01/02/13
Class I	17.98%	(10.73%)	—	—	6.76%	02/24/17
Class Z	17.96%	(10.65%)	5.85%	—	9.26%	01/02/13

MSCI EAFE Small Cap Index[13]	12.55%	(6.35%)	4.40%	—	8.17%	01/02/13	†
AMG TimesSquare Emerging Markets Small Cap Fund[2,3,4,5,9,10,11,12]
Class N	9.27%	(3.86%)	—	—	3.61%	02/24/17
Class I	9.36%	(3.50%)	—	—	7.39%	12/14/16
Class Z	9.36%	(3.49%)	—	—	7.39%	12/14/16

MSCI Emerging Markets Small Cap Index[14]	6.70%	(5.12%)	—	—	5.87%	12/14/16	†
AMG TimesSquare Global Small Cap Fund[2,3,4,5,9,10,11,12]
Class N	23.40%	(0.71%)	—	—	(1.75%)	05/30/18
Class I	23.62%	(0.51%)	—	—	(1.48%)	05/30/18
Class Z	23.62%	(0.51%)	—	—	(1.48%)	05/30/18

MSCI World Small Cap Index[15]	15.96%	(2.73%)	—	—	(3.03%)	05/30/18	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[7]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[8]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[9]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[10]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

4

Fund Performance Periods ended June 30, 2019 (continued)

[11]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[12]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[13]

The MSCI EAFE Small Cap Index covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices of developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[14]

MSCI Emerging Markets Small Cap Index includes small cap representation across 24 Emerging Markets countries. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI Emerging Markets Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[15]

The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets countries. With over 4,000 constituents, the Index covers approximately 14% of the free float-adjusted market capitalization in each country. Please go to msci.com for most current list of countries represented by the

Index. Unlike the Fund, the MSCI World Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG TimesSquare Small Cap Growth Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	31.3
Industrials	22.5
Consumer Discretionary	14.3
Health Care	11.3
Financials	7.1
Communication Services	4.1
Real Estate	2.8
Energy	2.4
Consumer Staples	2.0
Short-Term Investments	3.3
Other Assets Less Liabilities	(1.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Strategic Education, Inc.	2.9
ASGN, Inc.	2.4
TriNet Group, Inc.	2.3
Q2 Holdings, Inc.	2.2
RealPage, Inc.	2.2
Paylocity Holding Corp.	2.0
Pluralsight, Inc., Class A	2.0
Albany International Corp., Class A	1.9
Clean Harbors, Inc.	1.9
WageWorks, Inc.	1.7

Top Ten as a Group	21.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 96.2%
Communication Services - 4.1%
Cable One, Inc.	7,500	$8,782,425
Cogent Communications Holdings, Inc.	165,082	9,799,267
IMAX Corp. (Canada)*	270,099	5,456,000
Rosetta Stone, Inc.*	437,000	9,998,560
Shenandoah Telecommunications Co.	221,600	8,536,032
Total Communication Services		42,572,284
Consumer Discretionary - 12.7%
Callaway Golf Co.[1]	600,000	10,296,000
Chegg, Inc.*,1	377,000	14,548,430
Floor & Decor Holdings, Inc., Class A*,1	120,000	5,028,000
Greenlane Holdings, Inc., Class A*,1	380,000	3,644,200
Hilton Grand Vacations, Inc.*	304,000	9,673,280
Hudson, Ltd., Class A*	740,030	10,205,014
Monro, Inc.[1]	140,000	11,942,000
National Vision Holdings, Inc.*	481,000	14,781,130
Ollie’s Bargain Outlet Holdings, Inc.*,1	135,000	11,759,850
OneSpaWorld Holdings, Ltd. (Bahamas)*,1	610,000	9,455,000
Strategic Education, Inc.	166,500	29,637,000
Total Consumer Discretionary		130,969,904
Consumer Staples - 2.0%
BJ’s Wholesale Club Holdings, Inc.*,1	505,000	13,332,000
MGP Ingredients, Inc.[1]	104,465	6,927,074
Total Consumer Staples		20,259,074
Energy - 2.4%
Apergy Corp.*	179,400	6,017,076
Cactus, Inc., Class A*	180,000	5,961,600
Matador Resources Co.*,1	380,000	7,554,400
Solaris Oilfield Infrastructure, Inc., Class A1	337,945	5,062,416
Total Energy		24,595,492
Financials - 7.1%
AMERISAFE, Inc.	85,084	5,425,807
Cadence BanCorp	650,000	13,520,000
Focus Financial Partners, Inc., Class A*	485,800	13,267,198
Hamilton Lane, Inc., Class A	235,000	13,409,100
Houlihan Lokey, Inc.	109,300	4,867,129
ProAssurance Corp.	104,000	3,755,440
South Mountain Merger Corp.*	500,000	5,000,000
Thunder Bridge Acquisition, Ltd., Class A*,1	590,600	6,159,958
WisdomTree Investments, Inc.	1,250,000	7,712,500
Total Financials		73,117,132

	Shares	Value
Health Care - 11.3%
Acceleron Pharma, Inc.*,1	157,800	$6,482,424
Adaptive Biotechnologies Corp.*	71,000	3,429,300
Addus HomeCare Corp.*	233,100	17,470,845
Argenx SE, ADR (Netherlands)*	30,000	4,247,400
Blueprint Medicines Corp.*	126,000	11,885,580
Immunomedics, Inc.*	390,000	5,409,300
Inspire Medical Systems, Inc.*	130,000	7,884,500
iRhythm Technologies, Inc.*,1	100,000	7,908,000
LHC Group, Inc.*	86,000	10,283,880
Novocure, Ltd. (Jersey)*	143,000	9,041,890
PetIQ, Inc.*,1	200,000	6,592,000
Rhythm Pharmaceuticals, Inc.*,1	132,740	2,920,280
Silk Road Medical, Inc.*	71,100	3,445,506
STAAR Surgical Co.*,1	260,000	7,638,800
Tandem Diabetes Care, Inc.*,1	181,292	11,696,960
Total Health Care		116,336,665
Industrials - 22.5%
Albany International Corp., Class A	242,000	20,064,220
ASGN, Inc.*	406,100	24,609,660
Beacon Roofing Supply, Inc.*,1	340,000	12,484,800
Casella Waste Systems, Inc., Class A*	140,000	5,548,200
CIRCOR International, Inc.*,1	124,100	5,708,600
Clean Harbors, Inc.*	275,000	19,552,500
EMCOR Group, Inc.	190,000	16,739,000
Exponent, Inc.	185,000	10,829,900
Healthcare Services Group, Inc.[1]	310,073	9,401,413
Parsons Corp.*,1	195,000	7,187,700
Patrick Industries, Inc.*	105,000	5,164,950
Proto Labs, Inc.*	40,100	4,652,402
RBC Bearings, Inc.*	60,070	10,020,277
Rexnord Corp.*	493,000	14,898,460
TriNet Group, Inc.*	356,000	24,136,800
Viad Corp.	150,050	9,939,312
WageWorks, Inc.*	345,094	17,527,324
Willdan Group, Inc.*	169,600	6,317,600
WillScot Corp.*	532,000	8,001,280
Total Industrials		232,784,398
Information Technology - 31.3%
2U, Inc.*,1	286,700	10,791,388
ACI Worldwide, Inc.*	353,578	12,141,869
Bottomline Technologies, Inc.*	220,000	9,732,800
Brooks Automation, Inc.	253,000	9,803,750

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 31.3% (continued)
Cabot Microelectronics Corp.	65,028	$7,158,282
Cision, Ltd.*,1	1,102,980	12,937,955
Envestnet, Inc.*,1	158,500	10,836,645
Evo Payments, Inc., Class A*	435,000	13,715,550
Exela Technologies, Inc.*	740,069	1,620,751
ExlService Holdings, Inc.*	263,018	17,393,380
I3 Verticals, Inc., Class A*	271,100	7,983,895
Instructure, Inc.*,1	355,000	15,087,500
j2 Global, Inc.[1]	180,000	16,000,200
Littelfuse, Inc.	42,000	7,430,220
MKS Instruments, Inc.	150,075	11,689,342
New Relic, Inc.*,1	80,600	6,972,706
nLight, Inc.*,1	333,000	6,393,600
Paylocity Holding Corp.*	224,000	21,015,680
Pegasystems, Inc.	160,000	11,393,600
Pluralsight, Inc., Class A*,1	682,600	20,696,432
Priority Technology Holdings, Inc.*	649,000	5,094,650
Q2 Holdings, Inc.*,1	300,607	22,954,351
RealPage, Inc.*,1	380,058	22,366,413
SailPoint Technologies Holding, Inc.*	344,500	6,903,780
Smartsheet, Inc., Class A*	172,000	8,324,800
Talend, S.A., ADR *,1	147,100	5,676,589
Tufin Software Technologies, Ltd. (Israel)*	276,000	7,145,640
USA Technologies, Inc.*,1	400,000	2,972,000
WNS Holdings, Ltd., ADR (India)*	185,000	10,952,000
Total Information Technology		323,185,768
Real Estate - 2.8%
Colliers International Group, Inc., REIT (Canada)[1]	78,500	5,622,170
Innovative Industrial Properties, Inc., REIT	23,000	2,841,880
Kennedy-Wilson Holdings, Inc.	740,058	15,222,993
National Storage Affiliates Trust, REIT	180,000	5,209,200
Total Real Estate		28,896,243
Total Common Stocks (Cost $708,303,338)		992,716,960
Preferred Stocks - 1.6%
Consumer Discretionary - 1.6%
CuriosityStream, Inc., Series A, Convertible *,2,3	907,700	9,077,000
Wheels Up *,3,4	2,243,589	7,807,690
Total Preferred Stocks (Cost $16,076,998)		16,884,690

	Principal Amount	Value
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 1.2%[5]
Bank of America Securities, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $2,954,682 (collateralized by various U.S. Government Agency Obligations, 3.298% - 4.500%, 06/01/46 - 07/01/49, totaling $3,013,148)	$2,954,067	$2,954,067
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $2,954,690 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $3,013,149)	2,954,067	2,954,067
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $2,954,682 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $3,013,148)	2,954,067	2,954,067
Jefferies LLC, dated 06/28/19, due 07/01/19, 2.520% total to be received $2,954,687 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.650%, 07/05/19 - 08/16/23, totaling $3,013,162)	2,954,067	2,954,067
TD Securities (USA) LLC, dated 06/28/19, due 07/01/19, 2.490% total to be received $621,226 (collateralized by various U.S. Treasuries, 2.000% - 2.125%, 10/31/22 - 05/31/26, totaling $633,519)	621,097	621,097
Total Joint Repurchase Agreements		12,437,365

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[6]	6,985,141	6,985,141
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[6]	6,985,141	6,985,141
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[6]	7,196,812	7,196,812
Total Other Investment Companies		21,167,094
Total Short-Term Investments (Cost $33,604,459)		33,604,459
Total Investments - 101.1% (Cost $757,984,795)		1,043,206,109
Other Assets, less Liabilities - (1.1)%		(11,386,750)
Net Assets - 100.0%		$1,031,819,359

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some of these securities, amounting to $158,001,689 or 15.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $9,077,000 or 0.9% of net assets.

[3]	Security’s value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was purchased on September 28, 2017 for $6,999,997 and represents 0.8% of net assets.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$992,716,960	—	—	$992,716,960
Preferred Stocks††	—	—	$16,884,690	16,884,690
Short-Term Investments
Joint Repurchase Agreements	—	$12,437,365	—	12,437,365
Other Investment Companies	21,167,094	—	—	21,167,094

Total Investments in Securities	$1,013,884,054	$12,437,365	$16,884,690	$1,043,206,109

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††

All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2019:

Preferred Stock
Balance as of December 31, 2018	$14,775,716
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	2,108,974
Purchases	—
Sales	—
Balance as of June 30, 2019	$16,884,690
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2019	$2,108,974

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2019. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2019	Valuation Technique(s)	Unobservable Inputs(s)	Range	Average
AMG TimesSquare Small Cap Growth Fund
Preferred Stock	$9,077,000	Market Approach	Indicative Broker Bid	N/A	N/A
Preferred Stock	7,807,690	Market Approach - Discount Cash Flow	Discount Rate	20%	N/A

Total	$16,884,690

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare Mid Cap Growth Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	29.8
Industrials	21.0
Consumer Discretionary	12.4
Health Care	11.3
Financials	10.1
Real Estate	4.9
Communication Services	4.0
Materials	2.4
Consumer Staples	1.0
Energy	1.0
Short-Term Investments	4.6
Other Assets Less Liabilities	(2.5)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Global Payments, Inc.	4.2
The Progressive Corp.	3.9
CBRE Group, Inc., Class A	2.8
Booz Allen Hamilton Holding Corp.	2.4
O’Reilly Automotive, Inc.	2.3
SBA Communications Corp.	2.1
TransUnion	2.1
Sarepta Therapeutics, Inc.	2.0
Gartner, Inc.	2.0
FleetCor Technologies, Inc.	1.9

Top Ten as a Group	25.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 97.9%
Communication Services - 4.0%
Altice USA, Inc., Class A*	1,053,700	$25,657,595
IAC/InterActiveCorp*	91,300	19,860,489
Pinterest, Inc., Class A*,1	345,650	9,408,593
Zynga, Inc., Class A*	3,884,700	23,813,211
Total Communication Services		78,739,888
Consumer Discretionary - 12.4%
Aptiv PLC (Ireland)[1]	248,700	20,102,421
Brunswick Corp. [1]	336,700	15,451,163
Burlington Stores, Inc.*,1	155,800	26,509,370
Chewy, Inc., Class A*,1	309,800	10,843,000
Domino’s Pizza, Inc.[1]	85,900	23,904,252
Five Below, Inc.*	125,000	15,002,500
Grand Canyon Education, Inc.*	146,600	17,155,132
Lululemon Athletica, Inc. (Canada)*	75,900	13,677,939
O’Reilly Automotive, Inc.*	123,000	45,426,360
Pool Corp.[1]	78,100	14,917,100
Tractor Supply Co.	218,100	23,729,280
Ulta Beauty, Inc.*	61,800	21,437,802
Total Consumer Discretionary		248,156,319
Consumer Staples - 1.0%
Lamb Weston Holdings, Inc.	326,700	20,699,712
Energy - 1.0%
Concho Resources, Inc.	190,300	19,635,154
Financials - 10.1%
Apollo Global Management LLC, Class A, MLP	920,600	31,576,580
Assured Guaranty, Ltd. (Bermuda)	459,500	19,335,760
The Progressive Corp.	971,600	77,659,988
RenaissanceRe Holdings, Ltd. (Bermuda)	206,600	36,776,866
SVB Financial Group*	163,900	36,810,301
Total Financials		202,159,495
Health Care - 11.3%
Agilent Technologies, Inc.	227,000	16,950,090
Centene Corp.*	576,525	30,232,971
Charles River Laboratories International, Inc.*	189,000	26,819,100
Chemed Corp.	68,300	24,645,372
Elanco Animal Health, Inc.*	531,700	17,971,460
Sage Therapeutics, Inc.*,1	117,000	21,421,530
Sarepta Therapeutics, Inc.*,1	264,450	40,183,177
STERIS PLC	131,600	19,592,608
Vertex Pharmaceuticals, Inc.*	157,400	28,864,012
Total Health Care		226,680,320

	Shares	Value
Industrials - 21.0%
AerCap Holdings, N.V. (Ireland)*	269,800	$14,032,298
AMETEK, Inc.	291,500	26,479,860
BWX Technologies, Inc.[1]	563,700	29,368,770
Cintas Corp.	94,500	22,423,905
Copart, Inc.*,1	361,750	27,037,195
CoStar Group, Inc.*	64,400	35,681,464
Hexcel Corp.	338,600	27,385,968
IHS Markit, Ltd. (United Kingdom)*	461,900	29,432,268
Knight-Swift Transportation Holdings, Inc.[1]	519,500	17,060,380
L3 Technologies, Inc.	95,700	23,462,769
Nordson Corp.	99,600	14,074,476
Rockwell Automation, Inc.	141,800	23,231,094
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	304,000	19,498,560
TransDigm Group, Inc.*	31,300	15,142,940
TransUnion	561,100	41,246,461
Verisk Analytics, Inc.	180,500	26,436,030
Waste Connections, Inc.	288,000	27,527,040
Total Industrials		419,521,478
Information Technology - 29.8%
Amdocs, Ltd. (Guernsey)	445,200	27,642,468
Amphenol Corp., Class A	217,800	20,895,732
Atlassian Corp. PLC, Class A (Australia)*	123,200	16,119,488
Avalara, Inc.*	376,500	27,183,300
Booz Allen Hamilton Holding Corp.	717,500	47,505,675
Coupa Software, Inc.*,1	156,700	19,839,787
Dolby Laboratories, Inc., Class A	419,300	27,086,780
Elastic, N.V.*,1	186,500	13,924,090
Entegris, Inc.[1]	653,400	24,384,888
FleetCor Technologies, Inc.*	135,000	37,914,750
Gartner, Inc.*,1	248,900	40,057,966
Global Payments, Inc.	528,500	84,628,705
Lam Research Corp.	122,500	23,010,400
Marvell Technology Group, Ltd.[1]	1,226,700	29,281,329
Microchip Technology, Inc.[1]	219,000	18,987,300
Monolithic Power Systems, Inc.	126,100	17,121,858
Pivotal Software, Inc., Class A*,1	762,300	8,049,888
Pluralsight, Inc., Class A*,1	438,925	13,308,206
PTC, Inc.*	175,900	15,788,784
Tableau Software, Inc., Class A*,1	136,500	22,661,730
Tyler Technologies, Inc.*	98,000	21,169,960
WEX, Inc.*	114,600	23,848,260

The accompanying notes are an integral part of these financial statements.

11

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 29.8% (continued)
Zendesk, Inc.*,1	184,700	$16,443,841
Total Information Technology		596,855,185
Materials - 2.4%
International Flavors & Fragrances, Inc.[1]	163,700	23,751,233
Martin Marietta Materials, Inc.[1]	105,700	24,322,627
Total Materials		48,073,860
Real Estate - 4.9%
CBRE Group, Inc., Class A*	1,087,300	55,778,490
SBA Communications Corp., REIT*	188,500	42,382,340
Total Real Estate		98,160,830
Total Common Stocks (Cost $1,271,494,433)		1,958,682,241

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 2.4%[2]
BNP Paribas S.A., dated 06/28/19, due 07/01/19, 2.480% total to be received $11,309,066 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 06/30/19 - 02/15/49, totaling $11,532,864)	$11,306,729	11,306,729
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $11,526,637 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $11,754,691)	11,524,207	11,524,207
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $11,526,608 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $11,754,691)	11,524,207	11,524,207

	Principal Amount	Value
Daiwa Capital Markets America, dated 06/28/19, due 07/01/19, 2.530% total to be received $11,526,637 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/05/19 - 09/09/49, totaling $11,754,691)	$11,524,207	$11,524,207
State of Wisconsin Investment Board, dated 06/28/19, due 07/01/19, 2.700% total to be received $2,640,586 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/01/19 - 09/09/49, totaling $2,693,146)	2,639,992	2,639,992
Total Joint Repurchase Agreements		48,519,342

	Shares
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[3]	14,090,938	14,090,938
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[3]	14,090,938	14,090,938
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[3]	14,517,936	14,517,936
Total Other Investment Companies		42,699,812
Total Short-Term Investments (Cost $91,219,154)		91,219,154
Total Investments - 102.5% (Cost $1,362,713,587)		2,049,901,395
Other Assets, less Liabilities - (2.5)%		(49,248,633)
Net Assets - 100.0%		$2,000,652,762

*	Non-income producing security.
[1]

Some of these securities, amounting to $305,220,574 or 15.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,958,682,241	—	—	$1,958,682,241
Short-Term Investments
Joint Repurchase Agreements	—	$48,519,342	—	48,519,342
Other Investment Companies	42,699,812	—	—	42,699,812

Total Investments in Securities	$2,001,382,053	$48,519,342	—	$2,049,901,395

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

AMG TimesSquare International Small Cap Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	23.9
Information Technology	16.9
Financials	16.2
Consumer Discretionary	11.5
Health Care	10.4
Communication Services	8.1
Consumer Staples	5.0
Utilities	2.4
Real Estate	2.2
Materials	1.4
Energy	0.9
Short-Term Investments[1]	5.1
Other Assets Less Liabilities[2]	(4.0)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Altran Technologies, S.A. (France)	3.6
Topdanmark A/S (Denmark)	3.2
ABC-Mart, Inc. (Japan)	3.0
en-japan, Inc. (Japan)	2.9
Electrocomponents PLC (United Kingdom)	2.7
UDG Healthcare PLC (Ireland)	2.6
Nordic Entertainment Group AB, Class B (Sweden)	2.5
FinecoBank Banca Fineco S.P.A. (Italy)	2.4
Zenkoku Hosho Co., Ltd. (Japan)	2.4
Rubis SCA (France)	2.4

Top Ten as a Group	27.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 98.9%
Communication Services - 8.1%
Auto Trader Group PLC (United Kingdom)[1]	3,077,249	$21,432,410
CTS Eventim AG & Co. KGaA (Germany)	245,012	11,392,229
HUYA, Inc., ADR (China)*,2	406,200	10,037,202
Karnov Group AB (Sweden)*	1,958,900	8,648,891
Modern Times Group MTG AB, Class B (Sweden)*	1,126,928	12,635,825
Nordic Entertainment Group AB, Class B (Sweden)[2]	1,198,428	28,134,082
Total Communication Services		92,280,639
Consumer Discretionary - 11.5%
ABC-Mart, Inc. (Japan)	534,100	34,832,289
CIE Automotive, S.A. (Spain)	615,500	17,813,528
Dalata Hotel Group PLC (Ireland)	3,258,925	17,435,432
Izumi Co., Ltd. (Japan)	527,400	21,356,569
Kroton Educacional, S.A. (Brazil)	3,923,500	11,218,904
SAF-Holland, S.A. (Germany)	1,393,828	16,166,205
Samsonite International, S.A. (United States)[1]	5,403,650	12,434,285
Total Consumer Discretionary		131,257,212
Consumer Staples - 5.0%
Pigeon Corp. (Japan)	375,800	15,154,463
Sugi Holdings Co., Ltd. (Japan)	492,230	23,312,399
Viscofan, S.A. (Spain)	349,500	18,320,205
Total Consumer Staples		56,787,067
Energy - 0.9%
Gaztransport Et Technigaz, S.A. (France)	101,640	10,195,676
Financials - 16.2%
Aruhi Corp. (Japan)[2]	932,100	18,326,314
Challenger, Ltd. (Australia)	3,325,778	15,523,576
Edelweiss Financial Services, Ltd. (India)	3,945,534	9,698,546
FinecoBank Banca Fineco S.P.A. (Italy)	2,497,300	27,858,592
Jupiter Fund Management PLC (United Kingdom)	1,955,000	10,492,801
Regional SAB de CV (Mexico)[2]	2,099,900	10,816,912
Steadfast Group, Ltd. (Australia)	9,030,000	22,275,762
Tamburi Investment Partners S.P.A. (Italy)[2]	990,975	6,329,352
Topdanmark A/S (Denmark)	643,296	36,305,506
Zenkoku Hosho Co., Ltd. (Japan)	716,800	27,565,439
Total Financials		185,192,800
Health Care - 10.4%
Amplifon S.P.A. (Italy)	923,709	21,643,351
Ascom Holding AG (Switzerland)	429,600	5,628,740
DiaSorin S.P.A. (Italy)	104,625	12,154,580
Japan Lifeline Co., Ltd. (Japan)	883,600	14,354,560

	Shares	Value
Mani, Inc. (Japan)	119,300	$7,677,058
Odontoprev, S.A. (Brazil)	2,025,500	9,631,800
Orpea (France)	153,362	18,498,837
UDG Healthcare PLC (Ireland)	2,900,300	29,422,161
Total Health Care		119,011,087
Industrials - 23.9%
AirAsia Group Bhd (Malaysia)	17,817,100	11,767,771
Alimak Group AB (Sweden)[1,2]	423,198	6,505,667
BEST, Inc., ADR (China)*,2	1,750,400	9,644,704
Clarkson PLC (United Kingdom)	144,000	4,590,122
en-japan, Inc. (Japan)	845,400	33,089,441
Harmonic Drive Systems, Inc. (Japan)[2]	291,700	11,327,900
Howden Joinery Group PLC (United Kingdom)	1,852,887	11,924,744
Interpump Group S.P.A. (Italy)	519,264	15,978,048
Intrum AB (Sweden)[2]	796,200	20,466,770
IPH, Ltd. (Australia)[2]	3,788,200	19,873,101
Irish Continental Group PLC (Ireland)	1,547,217	7,670,726
LISI (France)	141,590	4,580,507
Melrose Industries PLC (United Kingdom)	9,193,782	21,134,385
Nabtesco Corp. (Japan)	404,100	11,289,340
Nihon M&A Center, Inc. (Japan)	581,300	14,002,344
Palfinger AG (Austria)	159,733	4,911,787
Polypipe Group PLC (United Kingdom)	2,216,215	12,447,612
Prosegur Cia de Seguridad, S.A. (Spain)	5,257,384	24,689,851
Stabilus, S.A. (Luxembourg)	99,800	4,624,147
Troax Group AB (Sweden)[2]	333,982	3,419,548
VAT Group AG (Switzerland)[1]	157,000	19,365,717
Total Industrials		273,304,232
Information Technology - 16.9%
Altran Technologies, S.A. (France)[2]	2,616,981	41,530,899
Barco N.V. (Belgium)	46,700	9,842,501
Chroma ATE, Inc. (Taiwan)	2,101,100	9,372,792
Datalogic S.P.A. (Italy)[2]	122,178	2,422,979
Disco Corp. (Japan)	75,600	12,475,200
Electrocomponents PLC (United Kingdom)	3,806,300	30,578,965
Global Dominion Access, S.A. (Spain)*,1,2	674,146	3,460,786
Horiba, Ltd. (Japan)	478,295	24,815,028
Iriso Electronics Co., Ltd. (Japan)	288,000	14,545,903
Keywords Studios PLC (Ireland)	421,508	9,759,604
Link Administration Holdings, Ltd. (Australia)	4,105,700	14,446,380
Nemetschek SE (Germany)	86,100	5,186,914
RIB Software SE (Germany)[2]	313,100	6,430,799

The accompanying notes are an integral part of these financial statements.

15

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.9% (continued)
SimCorp A/S (Denmark)	82,700	$8,005,533
Total Information Technology		192,874,283
Materials - 1.4%
Hansol Chemical Co., Ltd. (South Korea)	6,232	429,146
RPC Group PLC (United Kingdom)	1,614,384	16,247,133
Total Materials		16,676,279
Real Estate - 2.2%
Open House Co., Ltd. (Japan)	620,600	25,512,469
Utilities - 2.4%
Rubis SCA (France)	482,100	27,144,387
Total Common Stocks (Cost $1,130,402,647)		1,130,236,131

	Principal Amount
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 5.0%[3]
BNP Paribas S.A., dated 06/28/19, due 07/01/19, 2.480% total to be received $13,224,726 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 06/30/19 - 02/15/49, totaling $13,486,433)	$13,221,993	13,221,993
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $13,478,791 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $13,745,469)	13,475,950	13,475,950
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $13,478,757 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $13,745,469)	13,475,950	13,475,950

	Principal Amount	Value
Daiwa Capital Markets America, dated 06/28/19, due 07/01/19, 2.530% total to be received $13,478,791 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/05/19 - 09/09/49, totaling $13,745,469)	$13,475,950	$13,475,950
State of Wisconsin Investment Board, dated 06/28/19, due 07/01/19, 2.700% total to be received $3,087,858 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/01/19 - 09/09/49, totaling $3,149,320)	3,087,163	3,087,163
Total Joint Repurchase Agreements		56,737,006

	Shares
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[4]	341,479	341,479
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[4]	341,480	341,480
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[4]	351,828	351,828
Total Other Investment Companies		1,034,787
Total Short-Term Investments (Cost $57,771,793)		57,771,793
Total Investments - 104.0% (Cost $1,188,174,440)		1,188,007,924
Other Assets, less Liabilities - (4.0)%		(45,839,008)
Net Assets - 100.0%		$1,142,168,916

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $63,198,865 or 5.5% of net assets.

[2]

Some of these securities, amounting to $121,686,583 or 10.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$51,175,910	$222,128,322	—	$273,304,232
Information Technology	—	192,874,283	—	192,874,283
Financials	10,816,912	174,375,888	—	185,192,800
Consumer Discretionary	44,820,541	86,436,671	—	131,257,212
Health Care	9,631,800	109,379,287	—	119,011,087
Communication Services	46,820,175	45,460,464	—	92,280,639
Consumer Staples	—	56,787,067	—	56,787,067
Utilities	—	27,144,387	—	27,144,387
Real Estate	—	25,512,469	—	25,512,469
Materials	—	16,676,279	—	16,676,279
Energy	—	10,195,676	—	10,195,676
Short-Term Investments
Joint Repurchase Agreements	—	56,737,006	—	56,737,006
Other Investment Companies	1,034,787	—	—	1,034,787

Total Investment in Securities	$164,300,125	$1,023,707,799	—	$1,188,007,924

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Australia	6.4
Austria	0.4
Belgium	0.9
Brazil	1.9
China	1.7
Denmark	3.9
France	9.0
Germany	3.5
India	0.9
Ireland	5.7
Italy	7.6
Japan	27.4
Luxembourg	0.4

Country	% of Long-Term Investments
Malaysia	1.0
Mexico	1.0
South Korea	0.0	#
Spain	5.7
Sweden	7.1
Switzerland	2.2
Taiwan	0.8
United Kingdom	11.4
United States	1.1

	100.0

#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

17

AMG TimesSquare Emerging Markets Small Cap Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	19.4
Financials	17.5
Industrials	15.9
Information Technology	10.4
Materials	7.1
Communication Services	7.0
Consumer Staples	6.8
Health Care	5.2
Real Estate	3.5
Energy	2.4
Short-Term Investments	2.1
Other Assets Less Liabilities	2.7

TOP TEN HOLDINGS

Security Name	% of Net Assets
Kroton Educacional, S.A. (Brazil)	2.2
Duratex, S.A. (Brazil)	2.1
A-Living Services Co., Ltd., Class H (China)	2.1
OPAP, S.A. (Greece)	2.1
Ennoconn Corp. (Taiwan)	2.0
TCI Express, Ltd. (India)	1.9
Hansol Chemical Co., Ltd. (South Korea)	1.9
Edelweiss Financial Services, Ltd. (India)	1.8
Mr Price Group, Ltd. (South Africa)	1.8
Banco ABC Brasil, S.A., Preference (Brazil)	1.8

Top Ten as a Group	19.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 91.3%
Communication Services - 7.0%
HUYA, Inc., ADR (China)*	3,200	$79,072
Innocean Worldwide, Inc. (South Korea)	1,600	98,800
Plan B Media PCL (Thailand)	145,300	36,980
Plan B Media PCL, Class F (Thailand)	200,100	50,927
PVR, Ltd. (India)	2,300	55,801
T4F Entretenimento, S.A. (Brazil)	45,700	62,719
Total Communication Services		384,299
Consumer Discretionary - 19.4%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	8,200	44,225
Fourlis Holdings, S.A. (Greece)	14,500	85,335
Fu Shou Yuan International Group, Ltd. (China)	113,300	99,434
Grupo SBF, S.A. (Brazil)*	24,500	91,876
Kroton Educacional, S.A. (Brazil)	41,700	119,237
Lung Yen Life Service Corp. (Taiwan)	28,600	58,415
Mr Price Group, Ltd. (South Africa)[1]	7,100	99,989
OPAP, S.A. (Greece)	10,000	112,166
Poya International Co., Ltd. (Taiwan)	6,800	92,035
Ramayana Lestari Sentosa Tbk PT (Indonesia)	725,300	72,389
Saudi Co. For Hardware CJSC (Saudi Arabia)	3,050	55,220
Varroc Engineering, Ltd. (India)*,2	10,900	74,859
Xinyi Glass Holdings, Ltd. (Hong Kong)	49,900	52,418
Total Consumer Discretionary		1,057,598
Consumer Staples - 5.7%
Alicorp SAA (Peru)	19,000	59,606
Dis-Chem Pharmacies, Ltd. (South Africa)[2]	40,800	73,171
Grape King Bio, Ltd. (Taiwan)	11,100	73,195
Juhayna Food Industries (Egypt)	46,200	28,562
Puregold Price Club, Inc. (Philippines)	90,700	79,688
Total Consumer Staples		314,222
Energy - 2.4%
Aegis Logistics, Ltd. (India)	28,100	81,221
Gaztransport Et Technigaz, S.A. (France)	500	50,156
Total Energy		131,377
Financials - 14.7%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	562,100	97,924
City Union Bank, Ltd. (India)	21,800	68,864
Edelweiss Financial Services, Ltd. (India)	40,800	100,291
Egyptian Financial Group-Hermes Holding Co. (Egypt)	89,500	91,740

	Shares	Value
Hellenic Exchanges - Athens Stock Exchange S.A. (Greece)	9,100	$50,703
Inversiones La Construccion, S.A. (Chile)	2,900	48,364
KIWOOM Securities Co., Ltd. (South Korea)	900	63,771
MCB Bank, Ltd. (Pakistan)	40,800	44,555
Regional SAB de CV (Mexico)	18,300	94,266
Security Bank Corp. (Philippines)	27,200	90,251
Transaction Capital, Ltd. (South Africa)	36,300	51,467
Total Financials		802,196
Health Care - 5.2%
China Resources Medical Holdings Co., Ltd. (China)	95,500	69,681
Hugel, Inc. (South Korea)*	240	87,239
i-SENS, Inc. (South Korea)	2,700	56,878
Odontoprev, S.A. (Brazil)	14,400	68,476
Total Health Care		282,274
Industrials - 15.9%
AKR Corporindo Tbk PT (Indonesia)	326,400	94,519
A-Living Services Co., Ltd., Class H (China)[2]	68,000	115,081
BEST, Inc., ADR (China)*,1	13,600	74,936
China Conch Venture Holdings, Ltd. (China)	23,600	83,384
Container Corp. Of India Ltd. (India)	7,300	60,266
DMCI Holdings, Inc. (Philippines)	272,000	54,681
KAP Industrial Holdings, Ltd. (South Africa)	99,700	39,546
King Slide Works Co., Ltd. (Taiwan)	6,400	63,234
Mytilineos Holdings, S.A. (Greece)	6,300	72,730
Sinopec Engineering Group Co., Ltd., Class H (China)	63,500	53,819
TCI Express, Ltd. (India)	10,900	103,977
United International Transportation Co. (Saudi Arabia)	5,800	51,161
Total Industrials		867,334
Information Technology - 10.4%
Chroma ATE, Inc. (Taiwan)	16,300	72,713
Douzone Bizon Co., Ltd. (South Korea)	1,400	75,623
Elite Material Co., Ltd. (Taiwan)	18,100	54,777
Ennoconn Corp. (Taiwan)	15,000	111,500
Kingsoft Corp., Ltd. (China)*,1	31,700	68,662
Koh Young Technology, Inc. (South Korea)	700	50,464
Sinbon Electronics Co., Ltd. (Taiwan)	19,000	69,512
WONIK IPS Co., Ltd. (South Korea)	3,200	66,358
Total Information Technology		569,609
Materials - 7.1%
Dongsung Finetec Co., Ltd. (South Korea)*	9,100	71,256

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 7.1% (continued)
Duratex, S.A. (Brazil)	38,100	$116,782
Egypt Kuwait Holding Co., S.A.E. (Egypt)	31,700	42,542
Hansol Chemical Co., Ltd. (South Korea)	1,500	103,292
PI Industries, Ltd. (India)	3,200	54,393
Total Materials		388,265
Real Estate - 3.5%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	36,300	53,446
The Phoenix Mills, Ltd. (India)	8,200	75,539
Prologis Property Mexico S.A. de CV (Mexico)	29,600	61,641
Total Real Estate		190,626
Total Common Stocks (Cost $4,526,637)		4,987,800
Preferred Stocks - 2.8%
Financials - 2.8%
Banco ABC Brasil, S.A., Preference (Brazil)	19,900	99,605
Banco Davivienda, S.A., Preference (Colombia)	4,300	54,167
Total Financials		153,772
Total Preferred Stocks (Cost $125,641)		153,772
Participation Notes - 1.1%
Consumer Staples - 1.1%
Masan Group Corp., 12/05/19 (JP Morgan) (Vietnam)	16,300	58,137
Total Participation Notes (Cost $56,825)		58,137

	Principal Amount	Value
Short-Term Investments - 2.1%
Joint Repurchase Agreements - 2.1%[3]
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $115,346 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $117,628)	$115,322	$115,322
Total Short-Term Investments (Cost $115,322)		115,322
Total Investments - 97.3% (Cost $4,824,425)		5,315,031
Other Assets, less Liabilities - 2.7%		146,580
Net Assets - 100.0%		$5,461,611

*	Non-income producing security.
[1]	Some of these securities, amounting to $115,989 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $263,111 or 4.8% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR     American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$382,947	$674,651	—	$1,057,598
Industrials	129,617	737,717	—	867,334
Financials	448,470	353,726	—	802,196
Information Technology	—	569,609	—	569,609
Materials	116,782	271,483	—	388,265
Communication Services	240,591	143,708	—	384,299
Consumer Staples	132,777	181,445	—	314,222
Health Care	68,476	213,798	—	282,274
Real Estate	115,087	75,539	—	190,626
Energy	—	131,377	—	131,377
Preferred Stocks
Financials	153,772	—	—	153,772
Participation Notes
Consumer Staples	—	58,137	—	58,137
Short-Term Investments
Joint Repurchase Agreements	—	115,322	—	115,322

Total Investments in Securities	$1,788,519	$3,526,512	—	$5,315,031

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Brazil	11.6
Chile	0.9
China	12.4
Colombia	1.0
Egypt	3.1
France	1.0
Greece	6.2
Hong Kong	1.0
India	13.0
Indonesia	5.1
Mexico	4.0

Country	% of Long-Term Investments
Pakistan	0.9
Peru	1.1
Philippines	4.3
Saudi Arabia	2.0
South Africa	5.1
South Korea	13.0
Taiwan	11.5
Thailand	1.7
Vietnam	1.1

100.0

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare Global Small Cap Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	21.2
Information Technology	19.6
Financials	13.7
Consumer Discretionary	13.2
Health Care	11.2
Communication Services	6.6
Real Estate	3.9
Consumer Staples	3.0
Materials	2.5
Utilities	0.9
Energy	0.5
Exchange Traded Funds	0.4
Short-Term Investments	3.6
Other Assets Less Liabilities	(0.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Gartner, Inc.	2.6
RenaissanceRe Holdings, Ltd. (Bermuda)	2.4
TransUnion	2.4
WEX, Inc.	2.3
Teleperformance (France)	2.2
RPM International, Inc.	2.0
St James’s Place PLC (United Kingdom)	1.9
Apollo Global Management LLC, Class A, MLP	1.9
Charles River Laboratories International, Inc.	1.9
Eurofins Scientific SE (Luxembourg)	1.9

Top Ten as a Group	21.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 96.3%
Communication Services - 6.6%
Auto Trader Group PLC (United Kingdom)[1]	2,300	$16,019
Cable One, Inc. (United States)	30	35,130
CTS Eventim AG & Co. KGaA (Germany)	150	6,975
HUYA, Inc., ADR (China)*	400	9,884
IMAX Corp. (Canada)*	700	14,140
Karnov Group AB (Sweden)*	1,600	7,064
Modern Times Group MTG AB, Class B (Sweden)*	900	10,091
Nordic Entertainment Group AB, Class B (Sweden)	1,000	23,476
Total Communication Services		122,779
Consumer Discretionary - 13.2%
ABC-Mart, Inc. (Japan)	250	16,304
Brunswick Corp. (United States)	400	18,356
Callaway Golf Co. (United States)[2]	900	15,444
CIE Automotive, S.A. (Spain)	500	14,471
Dalata Hotel Group PLC (Ireland)	2,200	11,770
Flutter Entertainment PLC (Ireland)	200	15,042
Hilton Grand Vacations, Inc. (United States)*	700	22,274
Izumi Co., Ltd. (Japan)	300	12,148
Koito Manufacturing Co., Ltd. (Japan)	250	13,379
Kroton Educacional, S.A. (Brazil)	3,600	10,294
National Vision Holdings, Inc. (United States)*	600	18,438
Pan Pacific International Holdings Corp. (Japan)	200	12,716
Planet Fitness, Inc., Class A (United States)*	400	28,976
SAF-Holland, S.A. (Germany)	1,000	11,598
Samsonite International, S.A. (United States)[1]	3,400	7,824
ZOZO, Inc. (Japan)	900	16,890
Total Consumer Discretionary		245,924
Consumer Staples - 3.0%
Performance Food Group Co. (United States)*	550	22,016
Pigeon Corp. (Japan)	300	12,098
Sugi Holdings Co., Ltd. (Japan)	250	11,840
Viscofan, S.A. (Spain)	200	10,484
Total Consumer Staples		56,438
Energy - 0.5%
Gaztransport Et Technigaz, S.A. (France)	100	10,031
Financials - 13.7%
Apollo Global Management LLC, Class A, MLP (United States)	1,050	36,015
Aruhi Corp. (Japan)	600	11,797
Challenger, Ltd. (Australia)	2,400	11,202

	Shares	Value
FinecoBank Banca Fineco S.P.A. (Italy)	1,800	$20,080
Jupiter Fund Management PLC (United Kingdom)	1,300	6,977
PacWest Bancorp (United States)[2]	550	21,357
Regional SAB de CV (Mexico)	1,300	6,697
RenaissanceRe Holdings, Ltd. (Bermuda)	250	44,503
St James’s Place PLC (United Kingdom)	2,600	36,302
Steadfast Group, Ltd. (Australia)	5,300	13,074
Topdanmark A/S (Denmark)	500	28,218
Zenkoku Hosho Co., Ltd. (Japan)	500	19,228
Total Financials		255,450
Health Care - 11.2%
Amplifon S.P.A. (Italy)	700	16,402
Ascom Holding AG (Switzerland)	300	3,931
Charles River Laboratories International, Inc. (United States)*	250	35,475
Chemed Corp. (United States)	50	18,042
DiaSorin S.P.A. (Italy)	100	11,617
Encompass Health Corp. (United States)	550	34,848
Eurofins Scientific SE (Luxembourg)[2]	80	35,301
Japan Lifeline Co., Ltd. (Japan)	700	11,372
Odontoprev, S.A. (Brazil)	1,600	7,608
Orpea (France)	100	12,062
UDG Healthcare PLC (Ireland)	2,100	21,304
Total Health Care		207,962
Industrials - 21.2%
AerCap Holdings, N.V. (Ireland)*	200	10,402
AirAsia Group Bhd (Malaysia)	12,200	8,058
Beacon Roofing Supply, Inc. (United States)*,2	400	14,688
Clean Harbors, Inc. (United States)*	200	14,220
en-japan, Inc. (Japan)	550	21,527
Harmonic Drive Systems, Inc. (Japan)	300	11,650
Hexcel Corp. (United States)	300	24,264
Howden Joinery Group PLC (United Kingdom)	1,600	10,297
Interpump Group S.P.A. (Italy)	500	15,385
Intrum AB (Sweden)[2]	700	17,994
IPH, Ltd. (Australia)	1,800	9,443
ITT, Inc. (United States)	300	19,644
KION Group AG (Germany)	250	15,810
Melrose Industries PLC (United Kingdom)	6,700	15,402
Nabtesco Corp. (Japan)	300	8,381
Nihon M&A Center, Inc. (Japan)	400	9,635
Nordson Corp. (United States)	130	18,370
Polypipe Group PLC (United Kingdom)	1,300	7,302

The accompanying notes are an integral part of these financial statements.

23

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 21.2% (continued)
Prosegur Cia de Seguridad, S.A. (Spain)	3,600	$16,907
Stabilus, S.A. (Luxembourg)	100	4,633
Teleperformance (France)	200	40,072
TransUnion (United States)	600	44,106
VAT Group AG (Switzerland)[1]	100	12,335
WABCO Holdings, Inc. (United States)*	100	13,260
Woodward, Inc. (United States)	100	11,316
Total Industrials		395,101
Information Technology - 19.6%
Altran Technologies, S.A. (France)	1,800	28,566
Barco N.V. (Belgium)	100	21,076
Booz Allen Hamilton Holding Corp. (United States)	300	19,863
Disco Corp. (Japan)	100	16,502
Electrocomponents PLC (United Kingdom)	2,800	22,495
Gartner, Inc. (United States)*	300	48,282
Global Dominion Access, S.A. (Spain)*,1	228	1,170
Horiba, Ltd. (Japan)	400	20,753
Iriso Electronics Co., Ltd. (Japan)	200	10,101
j2 Global, Inc. (United States)[2]	350	31,111
Jack Henry & Associates, Inc. (United States)	100	13,392
Link Administration Holdings, Ltd. (Australia)	3,100	10,908
MKS Instruments, Inc. (United States)	250	19,472
Nemetschek SE (Germany)	300	18,073
Nice, Ltd., Sponsored ADR (Israel)*	150	20,550
SimCorp A/S (Denmark)	200	19,360
WEX, Inc. (United States)*	210	43,701
Total Information Technology		365,375
Materials - 2.5%
RPC Group PLC (United Kingdom)	1,000	10,064
RPM International, Inc. (United States)	600	36,666
Total Materials		46,730

	Shares	Value
Real Estate - 3.9%
Cushman & Wakefield PLC (United States)*	1,600	$28,608
Kennedy-Wilson Holdings, Inc. (United States)	1,100	22,627
Open House Co., Ltd. (Japan)	500	20,555
Total Real Estate		71,790
Utilities - 0.9%
Rubis SCA (France)	300	16,891
Total Common Stocks (Cost $1,710,941)		1,794,471
Exchange Traded Funds - 0.4%
iShares MSCI India ETF	100	3,530
VanEck Vectors India Small-Cap Index ETF	100	3,794
Total Exchange Traded Funds (Cost $8,777)		7,324

	Principal Amount
Short-Term Investments - 3.6%
Joint Repurchase Agreements - 1.8%[3]
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $33,417 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $34,078)	$33,410	33,410

	Shares
Other Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[4]	33,294	33,294
Total Short-Term Investments (Cost $66,704)		66,704
Total Investments - 100.3% (Cost $1,786,422)		1,868,499
Other Assets, less Liabilities - (0.3)%		(5,451)
Net Assets - 100.0%		$1,863,048

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $37,348 or 2.0% of net assets.

[2]

Some of these securities, amounting to $92,832 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

24

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$227,249	$167,852	—	$395,101
Information Technology	196,371	169,004	—	365,375
Financials	108,572	146,878	—	255,450
Consumer Discretionary	152,192	93,732	—	245,924
Health Care	95,973	111,989	—	207,962
Communication Services	89,694	33,085	—	122,779
Real Estate	51,235	20,555	—	71,790
Consumer Staples	22,016	34,422	—	56,438
Materials	36,666	10,064	—	46,730
Utilities	—	16,891	—	16,891
Energy	—	10,031	—	10,031
Exchange Traded Funds	7,324	—	—	7,324
Short-Term Investments
Joint Repurchase Agreements	—	33,410	—	33,410
Other Investment Companies	33,294	—	—	33,294

Total Investment in Securities	$1,020,586	$847,913	—	$1,868,499

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Australia	2.5
Belgium	1.2
Bermuda	2.5
Brazil	1.0
Canada	0.8
China	0.5
Denmark	2.6
France	6.0
Germany	2.9
Ireland	3.2
Israel	1.1
Italy	3.5

Country	% of Long-Term Investments
Japan	14.3
Luxembourg	2.2
Malaysia	0.4
Mexico	0.4
Spain	2.4
Sweden	3.3
Switzerland	0.9
United Kingdom	6.9
United States	41.4

100.0

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (unaudited) June 30, 2019

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund
Assets:
Investments at value[1] (including securities on loan valued at $158,001,689, $305,220,574, $121,686,583, $115,989, and $92,832, respectively)	$1,043,206,109	$2,049,901,395	$1,188,007,924	$5,315,031	$1,868,499
Foreign currency[2]	—	—	6,259,662	13,289	14,204
Receivable for investments sold	10,005,282	13,863,023	7,155,694	370,981	166,912
Dividend, interest and other receivables	538,099	614,320	3,766,880	22,209	3,335
Receivable for Fund shares sold	401,919	1,068,753	3,203,511	—	—
Receivable from affiliate	—	—	—	10,093	6,105
Prepaid expenses and other assets	33,236	48,004	78,928	11,575	8,911
Total assets	1,054,184,645	2,065,495,495	1,208,472,599	5,743,178	2,067,966
Liabilities:
Payable upon return of securities loaned	12,437,365	48,519,342	56,737,006	115,322	33,410
Payable for investments purchased	3,680,384	13,567,836	5,720,955	—	138,744
Payable for Fund shares repurchased	5,305,751	861,834	2,708,230	—	—
Payable for foreign capital gains tax	—	—	—	3,454	—
Interfund loan payable	—	—	—	107,250	—
Accrued expenses:
Investment advisory and management fees	658,155	1,271,128	686,709	4,346	1,315
Administrative fees	124,966	241,354	137,342	686	282
Distribution fees	—	—	—	6	8
Shareholder service fees	24,515	114,036	60,426	4	—
Other	134,150	267,203	253,015	50,499	31,159
Total liabilities	22,365,286	64,842,733	66,303,683	281,567	204,918
Net Assets	$1,031,819,359	$2,000,652,762	$1,142,168,916	$5,461,611	$1,863,048
[1] Investments at cost	$757,984,795	$1,362,713,587	$1,188,174,440	$4,824,425	$1,786,422
[2] Foreign currency at cost	—	—	$6,273,072	$13,254	$14,173

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund
Net Assets Represent:
Paid-in capital	$678,778,276	$1,115,480,006	$1,254,779,111	$5,361,397	$1,890,424
Total distributable earnings (loss)	353,041,083	885,172,756	(112,610,195)	100,214	(27,376)
Net Assets	$1,031,819,359	$2,000,652,762	$1,142,168,916	$5,461,611	$1,863,048

Class N:
Net Assets	$110,060,865	$497,619,548	$80,570,962	$29,060	$39,640
Shares outstanding	7,177,042	26,275,587	5,374,791	2,804	4,041
Net asset value, offering and redemption price per share	$15.34	$18.94	$14.99	$10.36	$9.81
Class I:
Net Assets	$212,182,628	$419,720,007	$644,767,388	$290,125	$29,510
Shares outstanding	13,361,903	21,478,864	42,909,443	27,886	3,000
Net asset value, offering and redemption price per share	$15.88	$19.54	$15.03	$10.40	$9.84
Class Z:
Net Assets	$709,575,866	$1,083,313,207	$416,830,566	$5,142,426	$1,793,898
Shares outstanding	44,634,404	55,356,365	27,719,744	494,457	182,362
Net asset value, offering and redemption price per share	$15.90	$19.57	$15.04	$10.40	$9.84

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations (unaudited) For the period ended June 30, 2019

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund
Investment Income:
Dividend income	$2,086,546	$7,305,782	$18,995,857	$74,054	$20,346
Interest income	2,410	—	—	—	—
Securities lending income	369,580	198,774	1,352,155	116	707
Foreign withholding tax	(589)	(18,705)	(1,731,250)	(9,116)	(1,792)
Total investment income	2,457,947	7,485,851	18,616,762	65,054	19,261
Expenses:
Investment advisory and management fees	3,937,572	7,477,309	4,194,454	28,490	6,544
Administrative fees	747,640	1,419,742	838,891	4,499	1,402
Distribution fees - Class N	—	—	—	38	39
Shareholder servicing fees - Class N	107,866	449,355	110,025	23	—
Shareholder servicing fees - Class I	40,358	170,294	258,284	—	—
Custodian fees	50,212	76,414	179,331	28,905	13,845
Professional fees	44,517	69,533	49,613	18,265	15,257
Trustee fees and expenses	43,846	80,826	47,975	256	69
Registration fees	30,394	33,200	98,429	15,454	3,307
Transfer agent fees	15,367	29,086	25,915	432	194
Reports to shareholders	14,174	85,865	49,083	2,818	2,355
Amortization of offering costs	—	—	—	—	22,814
Miscellaneous	13,613	23,880	24,359	1,480	1,356
Total expenses before offsets	5,045,559	9,915,504	5,876,359	100,660	67,182
Expense reimbursements	—	—	—	(62,710)	(57,454)
Expense reductions	(60,578)	(87,018)	—	—	—
Net expenses	4,984,981	9,828,486	5,876,359	37,950	9,728
Net investment income (loss)	(2,527,034)	(2,342,635)	12,740,403	27,104	9,533
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	57,355,259	165,553,483	(42,054,728)	(230,168)	(76,409)
Net realized loss on foreign currency transactions	—	—	(235,340)	(13,316)	(230)
Net change in unrealized appreciation/depreciation on investments	166,359,771	272,078,334	210,849,031	751,059	419,114
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	15,586	269	46
Net realized and unrealized gain	223,715,030	437,631,817	168,574,549	507,844	342,521
Net increase in net assets resulting from operations	$221,187,996	$435,289,182	$181,314,952	$534,948	$352,054

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG		AMG
	TimesSquare		TimesSquare
	Small Cap		Mid Cap
	Growth Fund		Growth Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(2,527,034)	$(5,312,739)	$(2,342,635)	$(5,096,197)
Net realized gain on investments	57,355,259	218,301,325	165,553,483	255,127,091
Net change in unrealized appreciation/depreciation on investments	166,359,771	(223,342,605)	272,078,334	(310,164,273)
Net increase (decrease) in net assets resulting from operations	221,187,996	(10,354,019)	435,289,182	(60,133,379)
Distributions to Shareholders:
Class N	—	(22,614,264)	—	(54,663,543)
Class I	—	(41,192,652)	—	(50,239,173)
Class Z	—	(141,909,919)	—	(136,607,936)
Total distributions to shareholders	—	(205,716,835)	—	(241,510,652)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(66,067,932)	(94,210,891)	(111,803,788)	(109,053,668)
Total increase (decrease) in net assets	155,120,064	(310,281,745)	323,485,394	(410,697,699)
Net Assets:
Beginning of period	876,699,295	1,186,981,040	1,677,167,368	2,087,865,067
End of period	$1,031,819,359	$876,699,295	$2,000,652,762	$1,677,167,368

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG		AMG
	TimesSquare		TimesSquare
	International Small		Emerging
	Cap Fund		Markets Small Cap Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$12,740,403	$13,744,717	$27,104	$69,043
Net realized gain (loss) on investments	(42,290,068)	(79,691,012)	(243,484)	127,686
Net change in unrealized appreciation/depreciation on investments	210,864,617	(292,939,102)	751,328	(1,417,987)
Net increase (decrease) in net assets resulting from operations	181,314,952	(358,885,397)	534,948	(1,221,258)
Distributions to Shareholders:
Class N	—	(704,865)	—	(1,784)
Class I	—	(7,426,035)	—	(16,735)
Class Z	—	(5,124,010)	—	(338,345)
Total distributions to shareholders	—	(13,254,910)	—	(356,864)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(38,893,239)	697,473,281	(890,874)	489,262
Total increase (decrease) in net assets	142,421,713	325,332,974	(355,926)	(1,088,860)
Net Assets:
Beginning of period	999,747,203	674,414,229	5,817,537	6,906,397
End of period	$1,142,168,916	$999,747,203	$5,461,611	$5,817,537

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2019 (unaudited) and the period ended December 31, 2018

	AMG TimesSquare Global Small Cap Fund
	June 30, 2019	December 31, 2018[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$9,533	$3,272
Net realized loss on investments	(76,639)	(47,779)
Net change in unrealized appreciation/depreciation on investments	419,160	(337,019)
Net increase (decrease) in net assets resulting from operations	352,054	(381,526)
Capital Share Transactions:[2]
Net increase from capital share transactions	20,182	1,872,338
Total increase in net assets	372,236	1,490,812
Net Assets:
Beginning of period	1,490,812	—
End of period	$1,863,048	$1,490,812

[1]	Commencement of operations was May 31, 2018.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

31

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended
	June 30, 2019	For the fiscal year ended December 31,
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$12.21	$16.90	$15.52	$14.84	$16.44	$17.80
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.05)	(0.10)	(0.08)[5]	(0.06)[6]	(0.10)[7]	(0.08)[8]
Net realized and unrealized gain (loss) on investments	3.18	(0.70)	3.32	1.28	0.27	(0.40)
Total income (loss) from investment operations	3.13	(0.80)	3.24	1.22	0.17	(0.48)
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.03)	—	—
Net realized gain on investments	—	(3.89)	(1.86)	(0.51)	(1.77)	(0.88)
Total distributions to shareholders	—	(3.89)	(1.86)	(0.54)	(1.77)	(0.88)
Net Asset Value, End of Period	$15.34	$12.21	$16.90	$15.52	$14.84	$16.44
Total Return[4,9]	25.64%[10]	(4.38)%	20.87%	8.20%	0.90%	(2.78)%
Ratio of net expenses to average net assets	1.17%[11,12]	1.09%[12]	1.23%[12]	1.23%[12]	1.22%[12]	1.19%[12]
Ratio of gross expenses to average net assets[13]	1.18%[11]	1.10%	1.24%	1.24%	1.23%	1.22%
Ratio of net investment loss to average net assets[4]	(0.68)%[11]	(0.55)%	(0.48)%	(0.38)%	(0.60)%	(0.47)%
Portfolio turnover	28%[10]	63%	58%	62%	71%	48%
Net assets end of period (000’s) omitted	$110,061	$99,996	$318,627	$313,713	$272,609	$320,512

32

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended December 31,	For the fiscal period ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[14]
Net Asset Value, Beginning of Period	$12.64	$17.32	$16.52
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.04)	(0.09)	(0.05)[5]
Net realized and unrealized gain (loss) on investments	3.28	(0.70)	2.71
Total income (loss) from investment operations	3.24	(0.79)	2.66
Less Distributions to Shareholders from:
Net realized gain on investments	—	(3.89)	(1.86)
Net Asset Value, End of Period	$15.88	$12.64	$17.32
Total Return[4,9]	25.63%[10]	(4.21)%	16.11%[10]
Ratio of net expenses to average net assets	1.01%[11,15]	1.00%[15]	1.10%[11,15]
Ratio of gross expenses to average net assets[13]	1.02%[11]	1.01%	1.11%[11]
Ratio of net investment loss to average net assets[4]	(0.52)%[11]	(0.46)%	(0.35)%[11]
Portfolio turnover	28%[10]	63%	58%
Net assets end of period (000’s) omitted	$212,183	$174,914	$2,065

33

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal year ended December 31,
Class Z	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$12.65	$17.33	$15.84	$15.14	$16.75	$18.08
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.04)	(0.08)	(0.05)[5]	(0.03)[6]	(0.07)[7]	(0.05)[8]
Net realized and unrealized gain (loss) on investments	3.29	(0.71)	3.40	1.31	0.26	(0.39)
Total income (loss) from investment operations	3.25	(0.79)	3.35	1.28	0.19	(0.44)
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.06)	—	—
Net realized gain on investments	—	(3.89)	(1.86)	(0.52)	(1.80)	(0.89)
Total distributions to shareholders	—	(3.89)	(1.86)	(0.58)	(1.80)	(0.89)
Net Asset Value, End of Period	$15.90	$12.65	$17.33	$15.84	$15.14	$16.75
Total Return[4,9]	25.69%[10]	(4.21)%	21.14%	8.45%	1.03%	(2.48)%
Ratio of net expenses to average net assets	0.97%[11,12]	0.96%[12]	1.03%[12]	1.03%[12]	1.02%[12]	1.01%[12]
Ratio of gross expenses to average net assets[13]	0.98%[11]	0.97%	1.04%	1.04%	1.03%	1.04%
Ratio of net investment loss to average net assets[4]	(0.48)%[11]	(0.42)%	(0.28)%	(0.20)%	(0.40)%	(0.29)%
Portfolio turnover	28%[10]	63%	58%	62%	71%	48%
Net assets end of period (000’s) omitted	$709,576	$601,789	$866,289	$766,180	$806,745	$768,312

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.09), and $(0.09) for Class N, and Class I and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.05) for Class N and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.09) for Class N and Class Z, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.10) for Class N and Class Z, respectively.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Not annualized.
[11]	Annualized.
[12]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2019 and 0.01%, 0.01%, 0.01%, 0.01% and 0.03% for the fiscal years ended 2018, 2017, 2016, 2015 and 2014, respectively.

[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Commencement of operations was on February 27, 2017.
[15]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2019, 0.01% for the fiscal year ended 2018, and 0.01% for the fiscal period ended 2017.

34

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)
		For the fiscal year ended December 31,
Class N		2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$15.00	$18.40	$17.26	$17.02	$18.24	$18.23
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.03)	(0.08)	(0.12)[5]	(0.06)[6]	(0.07)[7]	(0.06)[7]
Net realized and unrealized gain (loss) on investments	3.97	(0.78)	3.98	1.31	0.17	1.00
Total income (loss) from investment operations	3.94	(0.86)	3.86	1.25	0.10	0.94
Less Distributions to Shareholders from:
Net realized gain on investments	—	(2.54)	(2.72)	(1.01)	(1.32)	(0.93)
Net Asset Value, End of Period	$18.94	$15.00	$18.40	$17.26	$17.02	$18.24
Total Return[4,8]	26.27%[9]	(4.55)%	22.40%	7.26%	0.49%	5.12%
Ratio of net expenses to average net assets	1.17%[10,11]	1.17%[11]	1.23%[11]	1.23%[11]	1.22%[11]	1.22%[11]
Ratio of gross expenses to average net assets[12]	1.18%[10]	1.18%	1.24%	1.24%	1.23%	1.24%
Ratio of net investment loss to average net assets[4]	(0.39)%[10]	(0.39)%	(0.66)%	(0.36)%	(0.37)%	(0.34)%
Portfolio turnover	37%[9]	59%	54%	47%	47%	43%
Net assets end of period (000’s) omitted	$497,620	$375,505	$519,337	$815,473	$867,245	$916,541

35

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended		For the fiscal period ended December 31,
	June 30, 2019	For the fiscal year ended December 31,
Class I	(unaudited)	2018	2017[13]
Net Asset Value, Beginning of Period	$15.46	$18.86	$18.73
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.02)	(0.05)	(0.09)[5]
Net realized and unrealized gain (loss) on investments	4.10	(0.81)	2.94
Total income (loss) from investment operations	4.08	(0.86)	2.85
Less Distributions to Shareholders from:
Net realized gain on investments	—	(2.54)	(2.72)
Net Asset Value, End of Period	$19.54	$15.46	$18.86
Total Return[4,8]	26.39%[9]	(4.45)%	15.24%[9]
Ratio of net expenses to average net assets	1.06%[10,14]	1.02%[14]	1.08%[10,14]
Ratio of gross expenses to average net assets[12]	1.07%[10]	1.03%	1.09%[10]
Ratio of net investment loss to average net assets[4]	(0.28)%[10]	(0.24)%	(0.52)%[10]
Portfolio turnover	37%[9]	59%	54%
Net assets end of period (000’s) omitted	$419,720	$353,282	$397,061

36

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)
		For the fiscal year ended December 31,
Class Z		2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$15.48	$18.87	$17.61	$17.33	$18.54	$18.49
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.02)	(0.04)	(0.09)[5]	(0.03)[6]	(0.03)[7]	(0.02)[7]
Net realized and unrealized gain (loss) on investments	4.11	(0.81)	4.07	1.35	0.16	1.02
Total income (loss) from investment operations	4.09	(0.85)	3.98	1.32	0.13	1.00
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.01)	—	—
Net realized gain on investments	—	(2.54)	(2.72)	(1.03)	(1.34)	(0.95)
Total distributions to shareholders	—	(2.54)	(2.72)	(1.04)	(1.34)	(0.95)
Net Asset Value, End of Period	$19.57	$15.48	$18.87	$17.61	$17.33	$18.54
Total Return[4,8]	26.42%[9]	(4.39)%	22.63%	7.53%	0.67%	5.34%
Ratio of net expenses to average net assets	0.97%[10,11]	0.97%[11]	1.03%[11]	1.03%[11]	1.02%[11]	1.03%[11]
Ratio of gross expenses to average net assets[12]	0.98%[10]	0.98%	1.04%	1.04%	1.03%	1.04%
Ratio of net investment loss to average net assets[4]	(0.19)%[10]	(0.19)%	(0.46)%	(0.16)%	(0.17)%	(0.12)%
Portfolio turnover	37%[9]	59%	54%	47%	47%	43%
Net assets end of period (000’s) omitted	$1,083,313	$948,380	$1,171,466	$1,026,198	$1,283,161	$1,542,214

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.14), $(0.11) and $(0.11) for Class N, Class I and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07) and $(0.04) for Class N and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.04) for Class N and Class Z, respectively.
[8]	The total return is calculated using the published Net Asset Value as of period end.
[9]	Not annualized.
[10]	Annualized.
[11]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2019 and 0.01% for each fiscal year ended 2018, 2017, 2016, 2015 and 2014.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Commencement of operations was on February 27, 2017.
[14]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2019, 0.01% for the fiscal year ended 2018, and 0.01% for the fiscal period ended 2017.

37

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal year ended December 31,
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$12.72	$16.99	$12.35	$12.65	$11.79	$11.98
Income (loss) from Investment Operations:
Net investment income[3,4]	0.15	0.18	0.08 [5]	0.04	0.05	0.11
Net realized and unrealized gain (loss) on investments	2.12	(4.35)	4.69	(0.11)	1.43	0.11
Total income (loss) from investment operations	2.27	(4.17)	4.77	(0.07)	1.48	0.22
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.06)	(0.07)	(0.17)	(0.14)
Net realized gain on investments	—	—	(0.07)	(0.16)	(0.45)	(0.27)
Total distributions to shareholders	—	(0.10)	(0.13)	(0.23)	(0.62)	(0.41)
Net Asset Value, End of Period	$14.99	$12.72	$16.99	$12.35	$12.65	$11.79
Total Return[4]	17.85%[6,7]	(24.54)%[7]	38.63%[7]	(0.55)%[7]	12.51%[7]	1.89%
Ratio of net expenses to average net assets	1.23%[8]	1.23%	1.29%	1.30%	1.30%	1.30%
Ratio of gross expenses to average net assets[9]	1.23%[8]	1.23%	1.30%	1.39%	1.59%	4.47%
Ratio of net investment income to average net assets[4]	2.09%[8]	1.07%	0.53%	0.32%	0.37%	0.90%
Portfolio turnover	19%[6]	46%	48%	58%	95%	61%
Net assets end of period (000’s) omitted	$80,571	$88,913	$238,935	$28,864	$337	$33

38

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six		For the fiscal
	months ended	For the fiscal year ended December 31,	period ended
	June 30, 2019		December 31,
Class I	(unaudited)	2018	2017[10]
Net Asset Value, Beginning of Period	$12.74	$17.08	$13.18
Income (loss) from Investment Operations:
Net investment income[3,4]	0.16	0.20	0.11 [5]
Net realized and unrealized gain (loss) on investments	2.13	(4.37)	3.94
Total income (loss) from investment operations	2.29	(4.17)	4.05
Less Distributions to Shareholders from:
Net investment income	—	(0.17)	(0.08)
Net realized gain on investments	—	—	(0.07)
Total distributions to shareholders	—	(0.17)	(0.15)
Net Asset Value, End of Period	$15.03	$12.74	$17.08
Total Return[4]	17.98%[6,7]	(24.42)%[7]	30.72%[6,7]
Ratio of net expenses to average net assets	1.06%[8]	1.06%	1.09%[8]
Ratio of gross expenses to average net assets[9]	1.06%[8]	1.06%	1.10%[8]
Ratio of net investment income to average net assets[4]	2.26%[8]	1.24%	0.77%[8]
Portfolio turnover	19%[6]	46%	48%
Net assets end of period (000’s) omitted	$644,767	$538,749	$182,528

39

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2019
Class Z	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$12.75	$17.08	$12.41	$12.69	$11.82	$11.98
Income (loss) from Investment Operations:
Net investment income[3,4]	0.17	0.21	0.11 [5]	0.28	0.13	0.14
Net realized and unrealized gain (loss) on investments	2.12	(4.36)	4.71	(0.32)	1.38	0.12
Total income (loss) from investment operations	2.29	(4.15)	4.82	(0.04)	1.51	0.26
Less Distributions to Shareholders from:
Net investment income	—	(0.18)	(0.08)	(0.08)	(0.19)	(0.14)
Net realized gain on investments	—	—	(0.07)	(0.16)	(0.45)	(0.28)
Total distributions to shareholders	—	(0.18)	(0.15)	(0.24)	(0.64)	(0.42)
Net Asset Value, End of Period	$15.04	$12.75	$17.08	$12.41	$12.69	$11.82
Total Return[4]	17.96%[6,7]	(24.29)%[7]	38.86%[7]	(0.29)%[7]	12.78%[7]	2.15%
Ratio of net expenses to average net assets	0.98%[8]	0.98%	1.04%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets[9]	0.98%[8]	0.98%	1.05%	1.19%	1.30%	4.17%
Ratio of net investment income to average net assets[4]	2.34%[8]	1.32%	0.70%	2.23%	1.04%	1.13%
Portfolio turnover	19%[6]	46%	48%	58%	95%	61%
Net assets end of period (000’s) omitted	$416,831	$372,085	$252,951	$99,533	$30,119	$3,045

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.
[6]	Not annualized.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Annualized.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[1][0]	Commencement of operations was on February 27, 2017.

40

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six		For the fiscal
	months ended	For the fiscal year ended December 31,	period ended
	June 30, 2019		December 31,
Class N	(unaudited)	2018	2017[1]
Net Asset Value, Beginning of Period	$9.49	$12.32	$10.94
Income (loss) from Investment Operations:
Net investment income[2,3]	0.03	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.84	(2.34)	2.33
Total income (loss) from investment operations	0.87	(2.26)	2.36
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.15)
Net realized gain on investments	—	(0.56)	(0.83)
Total distributions to shareholders	—	(0.57)	(0.98)
Net Asset Value, End of Period	$10.36	$9.49	$12.32
Total Return[3,4]	9.27%[5]	(18.30)%	21.72%[5]
Ratio of net expenses to average net assets	1.66%[6]	1.67%	1.65%[6]
Ratio of gross expenses to average net assets[7]	3.75%[6]	3.87%	5.02%[6]
Ratio of net investment income to average net assets[3]	0.51%[6]	0.68%	0.28%[6]
Portfolio turnover	60%[5]	84%	81%
Net assets end of period (000’s) omitted	$29	$31	$43

41

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six			For the fiscal
	months ended	For the fiscal year ended December 31,		period ended
	June 30, 2019			December 31,
Class I	(unaudited)	2018	2017	2016[8]
Net Asset Value, Beginning of Period	$9.51	$12.35	$10.05	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.11	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.84	(2.33)	3.23	0.04
Total income (loss) from investment operations	0.89	(2.22)	3.29	0.05
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.16)	—
Net realized gain on investments	—	(0.56)	(0.83)	—
Total distributions to shareholders	—	(0.62)	(0.99)	—
Net Asset Value, End of Period	$10.40	$9.51	$12.35	$10.05
Total Return[3,4]	9.36%[5]	(17.90)%	32.85%	0.50%[5]
Ratio of net expenses to average net assets	1.26%[6]	1.27%	1.25%	1.34%[6]
Ratio of gross expenses to average net assets[7]	3.35%[6]	3.47%	4.59%	7.09%[6,9]
Ratio of net investment income to average net assets[3]	0.91%[6]	1.08%	0.53%	1.27%[6]
Portfolio turnover	60%[5]	84%	81%	0%[5]
Net assets end of period (000’s) omitted	$290	$273	$13	$10

42

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six			For the fiscal
	months ended	For the fiscal year ended December 31,		period ended
	June 30, 2019			December 31,
Class Z	(unaudited)	2018	2017	2016[8]
Net Asset Value, Beginning of Period	$9.51	$12.35	$10.05	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.12	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.84	(2.34)	3.23	0.04
Total income (loss) from investment operations	0.89	(2.22)	3.29	0.05
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.16)	—
Net realized gain on investments	—	(0.56)	(0.83)	—
Total distributions to shareholders	—	(0.62)	(0.99)	—
Net Asset Value, End of Period	$10.40	$9.51	$12.35	$10.05
Total Return[3,4]	9.36%[5]	(17.90)%	32.85%	0.50%[5]
Ratio of net expenses to average net assets	1.26%[6]	1.27%	1.25%	1.34%[6]
Ratio of gross expenses to average net assets[7]	3.35%[6]	3.47%	4.59%	7.09%[6,9]
Ratio of net investment income to average net assets[3]	0.91%[6]	1.08%	0.53%	1.27%[6]
Portfolio turnover	60%[5]	84%	81%	0%[5]
Net assets end of period (000’s) omitted	$5,142	$5,513	$6,850	$4,237

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on December 15, 2016.
[9]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

43

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)	For the fiscal period ended December 31,
Class N		2018[1]
Net Asset Value, Beginning of Period	$7.95	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.00 [4]
Net realized and unrealized gain (loss) on investments	1.82	(2.05)
Total income (loss) from investment operations	1.86	(2.05)
Net Asset Value, End of Period	$9.81	$7.95
Total Return[3,5]	23.40%[6]	(20.50)%[6]
Ratio of net expenses to average net assets	1.28%[7]	1.25%[7]
Ratio of gross expenses to average net assets[8]	7.43%[7]	11.67%[7,9]
Ratio of net investment income to average net assets[3]	0.77%[7]	0.07%[7]
Portfolio turnover	60%[6]	22%[6]
Net assets end of period (000’s) omitted	$40	$24

44

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)	For the fiscal period ended December 31,
Class I		2018[1]
Net Asset Value, Beginning of Period	$7.96	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.83	(2.06)
Total income (loss) from investment operations	1.88	(2.04)
Net Asset Value, End of Period	$9.84	$7.96
Total Return[3,5]	23.62%[6]	(20.40)%[6]
Ratio of net expenses to average net assets	1.03%[7]	1.00%[7]
Ratio of gross expenses to average net assets[8]	7.18%[7]	11.42%[7,9]
Ratio of net investment income to average net assets[3]	1.02%[7]	0.32%[7]
Portfolio turnover	60%[6]	22%[6]
Net assets end of period (000’s) omitted	$30	$24

45

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)	For the fiscal period ended December 31,
Class Z		2018[1]
Net Asset Value, Beginning of Period	$7.96	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.83	(2.06)
Total income (loss) from investment operations	1.88	(2.04)
Net Asset Value, End of Period	$9.84	$7.96
Total Return[3,5]	23.62%[6]	(20.40)%[6]
Ratio of net expenses to average net assets	1.03%[7]	1.00%[7]
Ratio of gross expenses to average net assets[8]	7.18%[7]	11.42%[7,9]
Ratio of net investment income to average net assets[3]	1.02%[7]	0.32%[7]
Portfolio turnover	60%[6]	22%[6]
Net assets end of period (000’s) omitted	$1,794	$1,443

[1]	Commencement of operations was on May 31, 2018.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $0.005 per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Ratio does not reflect the annualization of audit, registration and organization expenses.

46

Notes to Financial Statements (unaudited) June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”), AMG TimesSquare International Small Cap Fund (“International Small Cap”), AMG TimesSquare Emerging Markets Small Cap Fund (“Emerging Markets Small Cap”) and AMG TimesSquare Global Small Cap Fund (“Global Small Cap”), each a “Fund” and collectively, the “Funds”. Global Small Cap’s commencement of operations was on May 31, 2018.

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective March 1, 2019, Small Cap is reopened to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

47

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2019, the impact on the expenses and expense ratios, if any, were as follows: Small Cap - $60,578 or 0.01% of average net assets and Mid Cap - $87,018 or 0.01% of average net assets.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss offset by short term capital gains, tax equalization utilized, tax adjustments on passive foreign investment companies sold, foreign currency, investments in partnerships and foreign capital gain taxes paid. Temporary differences are due to differences between book and tax treatment of losses for excise tax purposes, non-deductible organizational expense, mark-to-market on passive foreign investment companies, wash sales and investments in partnerships.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Small Cap	$757,984,795	$321,549,930	$(36,328,616)	$285,221,314
Mid Cap	1,362,713,587	705,769,982	(18,582,174)	687,187,808
International Small Cap	1,188,174,440	99,473,668	(99,640,184)	(166,516)
Emerging Markets Small Cap	4,824,425	655,369	(164,763)	490,606
Global Small Cap	1,786,422	170,875	(88,798)	82,077

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

48

Notes to Financial Statements (continued)

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
International Small Cap	$53,943,438	—	$53,943,438
Global Small Cap	47,316	—	47,316

As of December 31, 2018, Small Cap, Mid Cap and Emerging Markets Small Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, International Small Cap and Emerging Markets Small Cap deducted a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occured within 60 days of the purchase of those shares. For the six months ended June 30, 2019 and fiscal year ended December 31, 2018, International Small Cap had redemption fees amounting to $2,655 and $31,607, respectively. This amount is netted against the cost of shares repurchased in the Statements of Changes in Net Assets. For the six months ended June 30, 2019 and fiscal year December 31, 2018, Emerging Markets Small Cap received no redemption fees.

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Funds were as follows:

	Small Cap				Mid Cap
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	477,932	$6,835,624	2,278,489	$37,954,017	4,875,703	$84,863,045	2,938,545	$57,001,969
Reinvestment of distributions	—	—	1,881,132	22,592,397	—	—	3,678,178	54,584,164
Cost of shares repurchased	(1,487,876)	(21,416,933)	(14,821,426)	(276,949,908)	(3,640,859)	(63,601,966)	(9,796,510)	(189,037,464)

Net increase (decrease)	(1,009,944)	$(14,581,309)	(10,661,805)	$(216,403,494)	1,234,844	$21,261,079	(3,179,787)	$(77,451,331)

Class I:
Proceeds from sale of shares	1,101,961	$16,252,616	12,215,231	$236,371,079	1,053,913	$18,847,471	2,627,656	$51,843,944
Reinvestment of distributions	—	—	3,313,927	41,192,112	—	—	3,279,225	50,204,932
Cost of shares repurchased	(1,580,512)	(23,556,556)	(1,807,940)	(34,043,653)	(2,420,083)	(43,425,841)	(4,110,512)	(80,204,493)

Net increase (decrease)	(478,551)	$(7,303,940)	13,721,218	$243,519,538	(1,366,170)	$(24,578,370)	1,796,369	$21,844,383

Class Z:
Proceeds from sale of shares	2,326,980	$34,531,451	6,215,745	$115,825,411	2,174,359	$38,946,802	6,703,868	$131,359,121
Reinvestment of distributions	—	—	11,110,885	138,219,411	—	—	8,626,217	132,153,651
Cost of shares repurchased	(5,266,823)	(78,714,134)	(19,734,046)	(375,371,757)	(8,080,778)	(147,433,299)	(16,137,227)	(316,959,492)

Net decrease	(2,939,843)	$(44,182,683)	(2,407,416)	$(121,326,935)	(5,906,419)	$(108,486,497)	(807,142)	$(53,446,720)

49

Notes to Financial Statements (continued)

	International Small Cap				Emerging Markets Small Cap
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	672,524	$9,567,183	13,215,047	$229,715,261	—	—	819	$10,000
Reinvestment of distributions	—	—	56,036	703,248	—	—	190	1,784
Cost of shares repurchased	(2,286,049)	(32,636,457)	(20,349,501)	(342,064,979)	(481)	$(5,103)	(1,193)	(15,088)

Net decrease	(1,613,525)	$(23,069,274)	(7,078,418)	$(111,646,470)	(481)	$(5,103)	(184)	$(3,304)

Class I:
Proceeds from sale of shares	10,807,743	$151,172,791	59,562,508	$993,359,939	—	—	27,185	$276,600
Reinvestment of distributions	—	—	571,855	7,188,226	—	—	1,783	16,735
Cost of shares repurchased	(10,176,721)	(145,856,987)	(28,545,219)	(410,794,970)	(841)	$(8,091)	(1,322)	(16,785)

Net increase (decrease)	631,022	$5,315,804	31,589,144	$589,753,195	(841)	$(8,091)	27,646	$276,550

Class Z:
Proceeds from sale of shares	1,861,407	$26,568,210	17,118,214	$264,640,702	296	$3,000	2,959	$36,955
Reinvestment of distributions	—	—	401,691	5,053,270	—	—	35,212	330,282
Cost of shares repurchased	(3,331,263)	(47,707,979)	(3,137,752)	(50,327,416)	(85,802)	(880,680)	(13,002)	(151,221)

Net increase (decrease)	(1,469,856)	$(21,139,769)	14,382,153	$219,366,556	(85,506)	$(877,680)	25,169	$216,016

	Global Small Cap
	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:[1]
Proceeds from sale of shares	1,041	$10,000	3,000	$30,000
Class I:[1]
Proceeds from sale of shares	—	—	3,000	$30,000
Class Z:[1]
Proceeds from sale of shares	81,448	$783,720	181,250	$1,812,439
Cost of shares repurchased	(80,326)	(773,538)	(10)	(101)

Net increase	1,122	$10,182	181,240	$1,812,338

[1]	Commencement of operations was on May 31, 2018.

At June 30, 2019, certain shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Small Cap -three own 70%; Global Small Cap - four, including one affiliate, own 84%. Transactions by these shareholders may have a material impact on the Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

50

Notes to Financial Statements (continued)

At June 30, 2019, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap were $12,437,365, $48,519,342, $56,737,006, $115,322 and $33,410, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. ORGANIZATIONAL AND OFFERING COSTS

The Investment Manager incurred and directly paid organizational and offering costs on behalf of Global Small Cap in the amount of $62,688, which were repaid by the Fund for the full amount thereof. Offering costs in the amount of $22,814 were expensed during the six months ended June 30, 2019.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.79%
Mid Cap	0.79%
International Small Cap	0.75%
Emerging Markets Small Cap	0.95%
Global Small Cap	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap to the annual rate of 0.99%, 1.13%, 1.05%, 1.25% and 1.00%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Emerging Markets Small Cap	Global Small Cap
Less than 1 year	$110,480	—
1-2 years	164,172	$19,624
2-3 years	150,211	186,053

Total	$424,863	$205,677

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments Mid Cap has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares and JPMorgan U.S. Government Money Market Fund. For the six months ended June 30, 2019, the investment management fee for Mid Cap was not reduced.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of

51

Notes to Financial Statements (continued)

each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of Emerging Markets Small Cap and Global Small Cap, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, Emerging Markets Small Cap and Global Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Emerging Markets Small Cap and Global Small Cap’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Emerging Markets Small Cap and Global Small Cap’s average daily net assets attributable to the Class N shares.

For Class N shares and Class I shares of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Small Cap
Class N	0.20%	0.20%
Class I	0.10%	0.04%
Mid Cap
Class N	0.20%	0.20%
Class I	0.10%	0.09%
International Small Cap
Class N	0.25%	0.25%
Class I	0.10%	0.08%
Emerging Markets Small Cap
Class N	0.15%	0.15%
Class I	0.15%	—
Global Small Cap
Class N	0.15%	—
Class I	0.15%	—

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, Small Cap lent a maximum of $8,614,087 for four days earning interest of $2,410. The interest income amount is included in the Statement of Operations as interest income. For the six months ended June 30, 2019, International Small Cap borrowed a maximum of $26,314,741 for six days paying interest of $10,083; Emerging Markets Small Cap borrowed a maximum of $544,930 for twelve days paying interest of $372; and Global Small Cap borrowed a maximum of $727,735 for two days paying interest of $113. The interest amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2019, Emerging Markets Small Cap had an interfund loan of $107,250 outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Small Cap	$271,737,077	$352,166,718
Mid Cap	683,795,775	805,235,315
International Small Cap	213,285,282	264,412,254
Emerging Markets Small Cap	3,579,089	4,751,716
Global Small Cap	1,059,853	1,061,548

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2019.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if

52

Notes to Financial Statements (continued)

applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Small Cap	$158,001,689	$12,437,365	$148,346,419	$160,783,784
Mid Cap	305,220,574	48,519,342	254,988,701	303,508,043
International Small Cap	121,686,583	56,737,006	87,243,260	143,980,266
Emerging Markets Small Cap	115,989	115,322	6,570	121,892
Global Small Cap	92,832	33,410	60,785	94,195

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Small Cap	U.S. Treasury Obligations	0.000%-8.750%	07/05/19-02/15/49
Mid Cap	U.S. Treasury Obligations	0.000%-8.750%	07/16/19-02/15/49
International Small Cap	U.S. Treasury Obligations	0.000%-8.750%	07/16/19-11/15/48
Emerging Markets Small Cap	U.S. Treasury Obligations	0.000%-8.750%	07/23/19-11/15/48
Global Small Cap	U.S. Treasury Obligations	0.000%-8.750%	07/23/19-11/15/48

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

53

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Small Cap
Bank of America Securities, Inc.	$2,954,067	—	$2,954,067	$2,954,067	—
Cantor Fitzgerald Securities, Inc.	2,954,067	—	2,954,067	2,954,067	—
Citigroup Global Markets, Inc.	2,954,067	—	2,954,067	2,954,067	—
Jefferies LLC	2,954,067	—	2,954,067	2,954,067	—
TD Securities (USA) LLC	621,097	—	621,097	621,097	—

Total	$12,437,365	—	$12,437,365	$12,437,365	—

Mid Cap
BNP Paribas S.A.	$11,306,729	—	$11,306,729	$11,306,729	—
Cantor Fitzgerald Securities, Inc.	11,524,207	—	11,524,207	11,524,207	—
Citigroup Global Markets, Inc.	11,524,207	—	11,524,207	11,524,207	—
Daiwa Capital Markets America	11,524,207	—	11,524,207	11,524,207	—
State of Wisconsin Investment Board	2,639,992	—	2,639,992	2,639,992	—

Total	$48,519,342	—	$48,519,342	$48,519,342	—

International Small Cap
BNP Paribas S.A.	$13,221,993	—	$13,221,993	$13,221,993	—
Cantor Fitzgerald Securities, Inc.	13,475,950	—	13,475,950	13,475,950	—
Citigroup Global Markets, Inc.	13,475,950	—	13,475,950	13,475,950	—
Daiwa Capital Markets America	13,475,950	—	13,475,950	13,475,950	—
State of Wisconsin Investment Board	3,087,163	—	3,087,163	3,087,163	—

Total	$56,737,006	—	$56,737,006	$56,737,006	—

Emerging Markets Small Cap
RBC Dominion Securities, Inc.	$115,322	—	$115,322	$115,322	—
Global Small Cap
RBC Dominion Securities, Inc.	$33,410	—	$33,410	$33,410	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements, except that Small Cap transferred securities and cash to certain shareholders in connection with a redemption in-kind transaction in the amount of $244,081,759.

54

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel.

Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a

55

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance relative to its Peer Group and Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year and 5-year periods ended March 31, 2019 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2019 was below, below, above and above, respectively, the median performance for the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s recent underperformance relative to the Fund Benchmark and Peer Group and noted that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year period and for the period from inception through March 31, 2019. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2019 and for the period from the Fund’s inception on December 14, 2016 through March 31, 2019 was below the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI Emerging Markets Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance and the Fund’s relatively short performance history. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Global Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the period from the Fund’s inception on May 30, 2018 through March 31, 2019 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the MSCI World Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance and the Fund’s relatively short performance history, noting the reasons for the Fund’s underperformance. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager.

56

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Global Small Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	61

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag &Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063019	SAR014

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX     |     Class I: YAFIX

AMG Yacktman Focused Fund - Security Selection Only

Class N: YFSNX     |     Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX     |     Class Z: YASLX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	063019	SAR071

AMG Funds Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Fund	5

AMG Yacktman Focused Fund	12

AMG Yacktman Focused Fund - Security Selection Only	19

AMG Yacktman Special Opportunities Fund	26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	35

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	37

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	38

Detail of changes in assets for the past two fiscal periods

Financial Highlights	40

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	47

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	55

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Yacktman Fund
Based on Actual Fund Return
Class I	0.70%	$1,000	$1,108	$3.66

Based on Hypothetical 5% Annual Return
Class I	0.70%	$1,000	$1,021	$3.51

AMG Yacktman Focused Fund
Based on Actual Fund Return
Class N	1.24%	$1,000	$1,122	$6.52
Class I	1.05%	$1,000	$1,122	$5.53

Based on Hypothetical 5% Annual Return
Class N	1.24%	$1,000	$1,019	$6.21
Class I	1.05%	$1,000	$1,020	$5.26

AMG Yacktman Focused Fund - Security Selection Only
Based on Actual Fund Return
Class N	1.08%	$1,000	$1,142	$5.73
Class I	1.08%	$1,000	$1,141	$5.73

Based on Hypothetical 5% Annual Return
Class N	1.08%	$1,000	$1,019	$5.41
Class I	1.08%	$1,000	$1,019	$5.41

Six Months Ended June 30, 2019	Expense Ratio for the Period		Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Yacktman Special Opportunities Fund
Based on Actual Fund Return
Class I	1.47	%†	$1,000	$1,069	$7.54
Class Z	1.37	%†	$1,000	$1,070	$7.03

Based on Hypothetical 5% Annual Return
Class I	1.47	%†	$1,000	$1,018	$7.35
Class Z	1.37	%†	$1,000	$1,018	$6.85

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

†	Includes a performance adjustment amounting to (0.27)% of average daily net assets.

(See Note 2 of Notes to Financial Statements.)

Fund Performance (unaudited) Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Yacktman Fund2, [3,4,5,6,7,12,18]
Class I	10.81%	10.60%	8.45%	13.23%	10.40%	07/06/92

S&P 500® Index[19]	18.54%	10.42%	10.71%	14.70%	9.72%	07/06/92	†
Russell 1000® Value Index[20]	16.24%	8.46%	7.46%	13.19%	9.82%	07/06/92	†
AMG Yacktman Focused Fund2, [3,4,5,6,7,8,9,10,12,18]
Class N	12.15%	11.43%	9.08%	13.16%	9.75%	05/01/97
Class I	12.23%	11.65%	9.28%	—	12.11%	07/24/12

S&P 500® Index[19]	18.54%	10.42%	10.71%	14.70%	8.07%	05/01/97	†
Russell 1000® Value Index[20]	16.24%	8.46%	7.46%	13.19%	8.11%	05/01/97	†
AMG Yacktman Focused Fund - Security Selection Only2, [3,4,5,6,7,8,9,10,11,12,18]
Class N	14.15%	11.70%	—	—	15.27%	01/30/17
Class I	14.07%	11.62%	—	—	15.23%	01/30/17

S&P 500® Index[19]	18.54%	10.42%	10.71%	14.70%	13.39%	01/30/17	†
Russell 1000® Value Index[20]	16.24%	8.46%	7.46%	13.19%	8.01%	01/30/17	†
AMG Yacktman Special Opportunities Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 12, 13, 14, 15, 16, 17, 18
Class I	6.93%	(3.65%)	—	—	8.73%	06/30/15
Class Z	7.01%	(3.52%)	5.64%	—	5.64%	06/30/14

MSCI ACWI All Cap Index[21]	16.03%	4.41%	6.01%	—	6.01%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[8]

The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[11]

The Fund may invest greater than 5% of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions.

[12]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[13]

The Fund’s investment management fees are subject to a performance adjustment, which could increase or reduce the investment management fees paid by the Fund. The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund. The performance adjustment could increase the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could

Fund Performance Periods ended June 30, 2019 (continued)

decrease the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
[14]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[15]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[16]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[17]

The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[18]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[19]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[20]

The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

[21]

The MSCI ACWI All Cap captures large, mid, small and micro cap representation across certain Developed Markets (DM) countries and large, mid and small cap representation across certain Emerging Markets (EM) countries. The Index is comprehensive, covering a significant percentage of the global equity investment opportunity set. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI All Cap is unmanaged, is not available for investment and does not incur expenses. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Yacktman Fund Portfolio Manager’s Comments (unaudited)

The AMG Yacktman Fund (the “Fund”) appreciated 10.81% during the first half of 2019, lagging the S&P 500® Index, which appreciated 18.54%, and the Russell 1000® Value Index, which increased 16.24%. The underperformance was a reversal of the strong outperformance in the second half of 2018, and the one-year result is modest outperformance versus each benchmark.

In the U.S. markets, prices are high even though business disruption, driven by innovation and technological advancement, is faster than ever before, something which should cause lower valuations. Additionally, debt levels, both at the corporate and country level, are at record highs. The combination of inflated valuations, significant debt, and the presence of rapid disruption should give investors concerns aplenty. However, many have now moved to an index or ETF approach which purchases what the rest of the crowd is buying at the current price with no thought to risk.

The expectation of lower interest rates has mainly driven recent market rallies, and the market seemed to rise every time weak economic data appeared due to the increased odds of an accommodative U.S Federal Reserve (the “Fed”). We have seen typical signs of froth, including the issuance and strong performance of IPOs of companies with suspect business models producing significant losses.

Recently we have heard a return of the expression “there is no alternative,” meaning some are willing to pay almost any price for equities because they see little ability to generate the returns they require in other asset classes, especially now that rates have declined. The “no alternative” philosophy, like indexing, doesn’t care about price or risk however, at current valuations we believe the good case for the S&P 500® Index over the long term is likely a modest return, and the bad case could produce extreme losses.

There is an alternative....

We believe there is an alternative in how you invest with price and risk management as the central features. The price you pay helps determine your return, and paying a low valuation can protect from turmoil or unexpected outcomes. We actively manage the holdings in the Fund and make adjustments when prices are high or better opportunities arise.

During the first half of 2019, we made many new purchases and reduced or eliminated several holdings due to valuation or changes in fundamental outlook. New positions include Disney and Fox

Corporation (Fox), a result of the completion of the merger between Walt Disney Company (Disney) and 21st Century Fox, as well as Booking Holdings, Alphabet Inc., (formerly Google) Brenntag, Macy’s, News Corporation, Rennai Corp, and Weatherford International debt. We sold our position in Avon equity after the company received a buyout offer, and also eliminated Infosys and KT&G Corp. Additionally, we reduced our weightings in Procter & Gamble and PepsiCo due to price appreciation and increased our weightings in Samsung Electronics Preferred (Samsung) and Bollore.

Top Contributors

Samsung

Procter & Gamble (P&G)

Oracle Corporation(Oracle)

Top Detractors

Alphabet Inc. (Google)

Fox Corporation (Fox)

State Street Corporation (State Street)

Contributors

Samsung appreciated during the first half of 2019 even though its earnings fell sharply due to a down cycle in its semiconductor business and a maturing mobile market. We think earnings will improve, as supply growth for memory chips is being reduced by key industry players, which should lead to better pricing over time. Samsung’s low valuation and strong balance sheet enabled the shares to navigate the down cycle and remain inexpensive.

Recently, trade relations between Korea and Japan have become more strained, and Japan has implemented export changes which could disrupt Samsung’s ability to acquire key chemicals for manufacturing semiconductor and display products. We believe the political issues will get sorted out over time, and Samsung has the balance sheet strength and business diversity to manage through any near-term challenges that may arise from these issues. Eventually, we expect Korea and Samsung to become less dependent on Japanese companies for key supplies.

Oracle’s shares rallied during the quarter, mostly due to a rise in U.S. technology stocks. Our holdings in Microsoft and Cisco also produced strong returns in the first half.

Pepsi and P&G’s shares delivered strong returns in the first half of 2019 as consumer stocks were stronger. P&G’s stock is up more than 40% in the last 12 months, significantly outperforming the S&P 500’s 10% rise, largely a result of multiple expansion. While we still like the shares in both companies, we reduced our weightings as the risk/reward has become less favorable.

Detractors

Alphabet, a new position this year, detracted from results after our purchase due to the potential for increased regulatory pressures. We think that Alphabet’s shares are inexpensive, especially considering that assets, like Waymo and YouTube, could earn significantly more in the future. Alphabet has a strong balance sheet and produces significant free cash flow.

Fox, a spinoff we received upon the closure of the Disney transaction, was the largest detractor in the first six months of 2019. We like the Fox investment due to the company’s focus on content that is viewed live, (news and sports), its low valuation, its significant free cash flow, and its exceptional management. Today’s Fox, after the Disney transaction, is a much smaller business, allowing management to be nimble and have more impact from smaller transactions.

For the first half of 2019, 21st Century Fox, the predecessor company, performed exceptionally well as it completed a merger with Disney in late March, and Disney’s shares, which represent a large holding in the Fund, have appreciated significantly since the transaction’s close.

State Street fell during the quarter as expectations for renewed Fed rate cuts increased. Earnings in trust banks like State Street and Bank of New York are pressured in a lower rate environment, however, State Street’s valuation is low, with the bank selling at about ten times earnings.

Other

During the first half of the year, Avon agreed to be purchased by Natura, a Brazilian cosmetics company. As a result, we sold our small position in the stock and have reduced our ownership of the debt. Although the stock investment was disappointing over the years, we did exceptionally well owning Avon’s debt, demonstrating that our flexible mandate which allows us to purchase fixed income from time to time can be critical to producing results. The debt offered and achieved an equity-like rate of return over the time we owned it with significantly less risk than the stock.

Conclusion

Hakuna matata, which translates as “no worries,” is a popular song from The Lion King, the Disney blockbuster movie and Broadway show. A new

AMG Yacktman Fund Portfolio Manager’s Comments (continued)

version of The Lion King was just released, and will be one of the top-grossing movies of 2019, which makes us happy as new Disney shareholders.

The philosophy of “no worries” in The Lion King is one which seems to prevail among many market participants today. However, we believe when people tell you not to worry, you probably should worry. Hakuna matata did not work in The Lion King and certainly is not an intelligent investment approach.

We believe we are well positioned today and will continue to navigate with a focus on risk-adjusted returns over time. High market multiples will not always stay elevated; business disruption matters significantly, which should reduce the price you are willing to pay for many established companies; and the Fed will not always be able to save the day or extend the rally. We believe it is important to have a manager like us who worries for you about such things as valuation and risk amidst a market driven by a mantra of there is no alternative and approaches risk by thinking “no worries.” We have been through these environments before, and, as always, we will navigate by focusing on individual securities we think can produce solid results while maintaining a keen focus on risks.

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management, L.P. as of June 30, 2019 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

AMG Yacktman Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Consumer Staples	21.3
Information Technology	17.6
Communication Services	7.4
Health Care	6.2
Industrials	6.1
Financials	5.4
Consumer Discretionary	4.3
Energy	2.2
Short-Term Investments	29.6
Other Assets Less Liabilities	(0.1)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Samsung Electronics Co., Ltd., 3.790% (South Korea)	8.8
The Procter & Gamble Co.	6.5
PepsiCo, Inc.	4.8
The Coca-Cola Co.	4.3
Johnson & Johnson	4.2
Bollore SA (France)	4.1
The Walt Disney Co.	3.4
Oracle Corp.	3.1
Microsoft Corp.	2.7
Booking Holdings, Inc.	2.6

Top Ten as a Group	44.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Yacktman Fund Fund Snapshots (continued) For the six months ended June 30, 2019

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Alphabet, Inc., Class C	100,000
Beiersdorf AG, ADR (Germany)	4,305,280
Booking Holdings, Inc.	117,500
Brenntag AG (Germany)	2,352,309
Fox Corp., Class A [1]	1,333,332
Fox Corp., Class B [1]	3,100,000
Macy’s, Inc.	6,000,000
News Corp., Class A	600,146
Rinnai Corp. (Japan)	22,985
The Walt Disney Co. [1]	2,040,439

NEW CORPORATE BOND & NOTE POSITIONS

New Purchases	Current Principal Held
W&T Offshore, Inc. 9.750%, 11/01/23	$5,918,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held
Avon Products, Inc. 8.950%, 03/15/43 (United Kingdom)	$4,000,000	$11,485,000

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Aggreko PLC (United Kingdom)	81,376	3,848,864
Bollore SA (France)	30,634,285	78,284,569
Cognizant Technology Solutions Corp., Class A	730,000	1,360,000
Samsung Electronics Co., Ltd., 3.790% (South Korea)	923,493	22,186,473

Sales	Net Shares Sold	Current Shares Held
Avon Products, Inc. (United Kingdom)	10,100,000	—
Bollore SA, non-voting shares (France)	202,717	—
Cisco Systems, Inc.	760,000	2,240,000
Infosys, Ltd., Sponsored ADR (India)	4,335,000	1,265,000
KT&G Corp. (South Korea)	1,200,956	—
Microsoft Corp.	340,000	1,660,000
Oracle Corp.	2,800,000	4,500,000
The Procter & Gamble Co.	785,000	4,915,000
Twenty-First Century Fox, Inc., Class A [1]	4,750,000	—
Twenty-First Century Fox, Inc., Class B [1]	8,050,000	—

[1]	Purchases and sales due to a corporate action merger.

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 60.3%
Communication Services - 7.4%
Alphabet, Inc., Class C*	100,000	$108,091,000
Comcast Corp., Class A	1,500,000	63,420,000
Fox Corp., Class A	1,333,332	48,853,285
Fox Corp., Class B	3,100,000	113,243,000
The Walt Disney Co.	2,040,439	284,926,902
Total Communication Services		618,534,187
Consumer Discretionary - 4.3%
Booking Holdings, Inc.*	117,500	220,278,425
Macy’s, Inc.[1]	6,000,000	128,760,000
News Corp., Class A1	600,146	8,095,969
Rinnai Corp. (Japan)	22,985	1,464,171
Total Consumer Discretionary		358,598,565
Consumer Staples - 20.1%
Beiersdorf AG, ADR (Germany)	4,305,280	103,628,090
The Coca-Cola Co.	7,100,000	361,532,000
Colgate-Palmolive Co.	1,100,000	78,837,000
Hengan International Group Co., Ltd. (China)	6,935,400	51,066,882
PepsiCo, Inc.	3,050,000	399,946,500
The Procter & Gamble Co.	4,915,000	538,929,750
Sysco Corp.	2,000,000	141,440,000
Total Consumer Staples		1,675,380,222
Energy - 2.1%
ConocoPhillips	1,100,000	67,100,000
Exxon Mobil Corp.	1,400,000	107,282,000
Total Energy		174,382,000
Financials - 5.4%
The Bank of New York Mellon Corp.	2,300,000	101,545,000
The Goldman Sachs Group, Inc.	210,000	42,966,000
State Street Corp.	1,350,000	75,681,000
U.S. Bancorp	3,000,000	157,200,000
Wells Fargo & Co.	1,600,000	75,712,000
Total Financials		453,104,000
Health Care - 6.2%
Anthem, Inc.	600,000	169,326,000
Johnson & Johnson	2,500,000	348,200,000
Total Health Care		517,526,000
Industrials - 6.0%
Aggreko PLC (United Kingdom)	3,848,864	38,640,692
Bollore SA (France)	78,284,569	345,424,530
Brenntag AG (Germany)	2,352,309	115,421,880
Total Industrials		499,487,102

	Shares	Value
Information Technology - 8.8%
Cisco Systems, Inc.	2,240,000	$122,595,200
Cognizant Technology Solutions Corp., Class A	1,360,000	86,210,400
Corning, Inc.[1]	1,100,000	36,553,000
Infosys, Ltd., Sponsored ADR (India)	1,265,000	13,535,500
Microsoft Corp.	1,660,000	222,373,600
Oracle Corp.	4,500,000	256,365,000
Total Information Technology		737,632,700
Total Common Stocks (Cost $3,180,855,373)		5,034,644,776

	Principal Amount
Corporate Bonds and Notes - 1.4%
Consumer Staples - 1.2%
Avon Products, Inc. (United Kingdom)
6.600%, 03/15/20[2]	$10,000,000	10,231,200
7.000%, 03/15/23[1,2]	81,630,000	83,058,525
8.950%, 03/15/43[2]	11,485,000	12,102,319
Total Consumer Staples		105,392,044
Energy - 0.1%
W&T Offshore, Inc. 9.750%, 11/01/23[3]	5,918,000	5,666,485
Industrials - 0.1%
Weatherford International LLC 9.875%, 03/01/25[1]	10,215,000	5,235,187
Weatherford International, Ltd. 9.875%, 02/15/24[1]	6,300,000	3,291,750
Total Industrials		8,526,937
Total Corporate Bonds and Notes (Cost $97,013,893)		119,585,466

	Shares
Preferred Stock - 8.8%
Information Technology - 8.8%
Samsung Electronics Co., Ltd., 3.790% (South Korea)	22,186,473	735,800,214
Total Preferred Stock (Cost $570,389,265)		735,800,214

	Principal Amount
Short-Term Investments - 29.6%
Joint Repurchase Agreements - 0.2%[4]
Bank of America Securities, Inc. dated 06/28/19, due 07/01/19, 2.500% total to be received $3,267,124 (collateralized by various U.S. Government Agency Obligations, 3.298% - 4.500%, 06/01/46 - 07/01/49, totaling $3,331,772)	$3,266,443	3,266,443

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 0.2%[4] (continued)
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $3,267,132 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $3,331,772)	$3,266,443	$3,266,443
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $3,267,124 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $3,331,772)	3,266,443	3,266,443
Jefferies LLC, dated 06/28/19, due 07/01/19, 2.520% total to be received $3,267,129 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.650%, 07/05/19 - 08/16/23, totaling $3,331,788)	3,266,443	3,266,443
Nomura Securities International, Inc., dated 06/28/19, due 07/01/19, 2.480% total to be received $686,872 (collateralized by various U.S. Treasuries, 0.000% - 3.375%, 07/18/19 - 09/09/49, totaling $700,465)	686,730	686,730
Total Joint Repurchase Agreements		13,752,502

*	Non-income producing security.
[1]

Some of these securities, amounting to $90,189,158 or 1.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $5,666,485 or 0.1% of net assets.

	Shares	Value
Other Investment Companies - 29.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[5]	1,111,801,001	$1,111,801,001
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[5]	1,345,444,436	1,345,444,436
Total Other Investment Companies		2,457,245,437
Total Short-Term Investments (Cost $2,470,997,939)		2,470,997,939
Total Investments - 100.1% (Cost $6,319,256,470)		8,361,028,395
Other Assets, less Liabilities - (0.1)%		(12,096,035)
Net Assets - 100.0%		$8,348,932,360

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,624,313,340	$51,066,882	—	$1,675,380,222
Information Technology	737,632,700	—	—	737,632,700
Communication Services	618,534,187	—	—	618,534,187
Health Care	517,526,000	—	—	517,526,000
Industrials	—	499,487,102	—	499,487,102
Financials	453,104,000	—	—	453,104,000
Consumer Discretionary	357,134,394	1,464,171	—	358,598,565
Energy	174,382,000	—	—	174,382,000
Corporate Bonds and Notes†	—	119,585,466	—	119,585,466
Preferred Stock†	—	735,800,214	—	735,800,214
Short-Term Investments
Joint Repurchase Agreements	—	13,752,502	—	13,752,502
Other Investment Companies	2,457,245,437	—	—	2,457,245,437

Total Investments in Securities	$6,939,872,058	$1,421,156,337	—	$8,361,028,395

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Focused Fund Portfolio Manager’s Comments (unaudited)

The AMG Yacktman Focused Fund Class N appreciated 12.15% during the first half of 2019, lagging the S&P 500® Index, which appreciated 18.54%, and the Russell 1000® Value Index, which increased 16.24%. The underperformance was a reversal of the strong outperformance in the second half of 2018, and the one-year result is modest outperformance versus each benchmark.

In the U.S. markets, prices are high even though business disruption, driven by innovation and technological advancement, is faster than ever before, something which should cause lower valuations. Additionally, debt levels, both at the corporate and country level, are at record highs. The combination of inflated valuations, significant debt, and the presence of rapid disruption should give investors concerns aplenty. However, many have now moved to an index or ETF approach which purchases what the rest of the crowd is buying at the current price with no thought to risk.

The expectation of lower interest rates has mainly driven recent market rallies, and the market seemed to rise every time weak economic data appeared due to the increased odds of an accommodative U.S Federal Reserve (the “Fed”). We have seen typical signs of froth, including the issuance and strong performance of IPOs of companies with suspect business models producing significant losses.

Recently we have heard a return of the expression “there is no alternative,” meaning some are willing to pay almost any price for equities because they see little ability to generate the returns they require in other asset classes, especially now that rates have declined. The “no alternative” philosophy, like indexing, doesn’t care about price or risk however, at current valuations we believe the good case for the S&P 500® Index over the long term is likely a modest return, and the bad case could produce extreme losses.

There is an alternative…

We believe there is an alternative in how you invest with price and risk management as the central features. The price you pay helps determine your return, and paying a low valuation can protect from turmoil or unexpected outcomes. We actively manage the holdings in the Fund and make adjustments when prices are high or better opportunities arise.

During the first half of 2019, we made many new purchases and reduced or eliminated several holdings due to valuation or changes in fundamental outlook. New positions include Disney and Fox Corporation (Fox), a result of the completion of the merger between Walt Disney Company (Disney) and 21st Century Fox, as well as Booking Holdings, Alphabet Inc., (formerly Google) Brenntag, Macy’s, News Corporation, Rennai Corp, and Weatherford International debt. We sold our position in Avon equity after the company received a buyout offer, and eliminated Infosys and KT&G Corp. Additionally, we reduced our weightings in Procter & Gamble and PepsiCo due to price appreciation and increased our weightings in Samsung Electronics Preferred (Samsung) and Bollore.

Top Contributors

Samsung

Procter & Gamble (P&G)

PepsiCo (Pepsi)

Top Detractors

Fox Corporation (Fox)

Alphabet Inc. (Google)

State Street Corporation (State Street)

Contributors

Samsung appreciated during the first half of 2019 even though its earnings fell sharply due to a down cycle in its semiconductor business and a maturing mobile market. We think earnings will improve, as supply growth for memory chips is being reduced by key industry players, which should lead to better pricing over time. Samsung’s low valuation and strong balance sheet enabled the shares to navigate the down cycle and remain inexpensive.

Recently, trade relations between Korea and Japan have become more strained and Japan has implemented export changes, which could disrupt Samsung’s ability to acquire key chemicals for manufacturing semiconductor and display products. We believe the political issues will get sorted out over time, and Samsung has the balance sheet strength and business diversity to manage through any near-term challenges that may arise from these issues. Eventually, we expect Korea and Samsung to become less dependent on Japanese companies for key supplies.

Pepsi and P&G’s shares delivered strong returns in the first half of 2019 as consumer stocks were stronger. P&G’s stock is up more than 40% in the last 12 months, significantly outperforming the S&P 500’s

10% rise, largely a result of multiple expansion. While we still like the shares in both companies, we reduced our weightings as the risk/reward has become less favorable.

Detractors

Fox, a spinoff we received upon the closure of the Disney transaction, was the largest detractor in the first six months of 2019. We like the Fox investment due to the company’s focus on content that is viewed live (news and sports), its low valuation, its significant free cash flow, and its exceptional management. Today’s Fox, after the Disney transaction, is a much smaller business, allowing management to be nimble and have more impact from smaller transactions.

For the first half of 2019, 21st Century Fox, the predecessor company, performed exceptionally well as it completed a merger with Disney in late March, and Disney’s shares, which represent a large holding in the Fund, have appreciated significantly since the transaction’s close.

State Street fell during the quarter as expectations for renewed U.S. Federal Reserve (Fed) rate cuts increased. Earnings in trust banks like State Street and Bank of New York are pressured in a lower rate environment; however, State Street’s valuation is low, with the bank selling at about ten times earnings.

Alphabet, a new position this year, detracted from results after our purchase due to the potential for increased regulatory pressures. We think that Alphabet’s shares are inexpensive, especially considering that assets, like Waymo and YouTube, could earn significantly more in the future. Alphabet has a strong balance sheet and produces significant free cash flow.

Other

During the first half of the year, Avon agreed to be purchased by Natura, a Brazilian cosmetics company. As a result, we sold our small position in the stock and have reduced our ownership of the debt. Although the stock investment was disappointing over the years, we did exceptionally well owning Avon’s debt, demonstrating that our flexible mandate which allows us to purchase fixed income from time to time can be critical to producing results. The debt offered and achieved an equity-like rate of return over the time we owned it with significantly less risk than the stock.

AMG Yacktman Focused Fund Portfolio Manager’s Comments (continued)

Conclusion

Hakuna matata, which translates as “no worries,” is a popular song from The Lion King, the Disney blockbuster movie and Broadway show. A new version of The Lion King was just released, and will be one of the top-grossing movies of 2019, which makes us happy as new Disney shareholders.

The philosophy of “no worries” in The Lion King is one which seems to prevail among many market participants today. However, we believe when people tell you not to worry, you probably should worry.

Hakuna matata did not work in The Lion King and certainly is not an intelligent investment approach.

We believe we are well positioned today and will continue to navigate with a focus on risk-adjusted returns over time. High market multiples will not always stay elevated; business disruption matters significantly, which should reduce the price you are willing to pay for many established companies; and the Federal Reserve will not always be able to save the day or extend the rally. We believe it is important to have a manager like us who worries for you about such things as valuation and risk amidst a market driven by a mantra of there is no alternative and approaches risk by thinking “no worries.” We have been through these environments before, and, as always, we will navigate by focusing on individual securities we think can produce solid results while maintaining a keen focus on risks.

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management, L.P. as of June 30, 2019 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

AMG Yacktman Focused Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Staples	22.8
Information Technology	22.4
Communication Services	8.7
Industrials	6.5
Consumer Discretionary	6.1
Health Care	4.6
Financials	2.9
Energy	2.0
Short-Term Investments	23.9
Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd., 3.790% (South Korea)	13.8
The Procter & Gamble Co.	6.6
PepsiCo, Inc.	6.6
The Walt Disney Co.	4.8
Johnson & Johnson	4.6
The Coca-Cola Co.	4.6
Bollore SA (France)	4.2
Oracle Corp.	3.0
Microsoft Corp.	2.8
Booking Holdings, Inc.	2.7

Top Ten as a Group	53.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Yacktman Focused Fund Fund Snapshots (continued) For the six months ended June 30, 2019

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Alphabet, Inc., Class C	47,000
Booking Holdings, Inc.	55,300
Brenntag AG (Germany)	1,106,437
Fox Corp., Class B [1]	2,733,332
Macy’s, Inc.	3,500,000
News Corp., Class A	338,725
Rinnai Corp. (Japan)	11,299
The Walt Disney Co. [1]	1,300,000

NEW CORPORATE BOND & NOTE POSITIONS

New Purchases	Current Principal Held
W&T Offshore, Inc. 9.750%, 11/01/23	$2,690,000

NEW WRITTEN OPTION POSITIONS

New Options Written	Current Contracts Written
Macy’s, Inc.	35,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held
Avon Products, Inc. 8.950%, 03/15/43 (United Kingdom)	$20,500,000	$45,240,000

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Aggreko PLC (United Kingdom)	61,116	2,890,601
Amorepacific Corp., 0.930% (South Korea)	15,932	214,799
Bollore SA (France)	11,927,046	35,902,886
Cognizant Technology Solutions Corp., Class A	380,000	710,000
Hyundai Home Shopping Network Corp. (South Korea)	16,088	513,963
Samsung Electronics Co., Ltd., 3.790% (South Korea)	454,856	15,863,196
State Street Corp.	170,000	750,000

Sales	Net Shares Sold	Current Shares Held
Avon Products, Inc. (United Kingdom)	5,000,000	—
Bollore SA, non-voting shares (France)	101,892	—
Cisco Systems, Inc.	457,000	1,043,000
The Goldman Sachs Group, Inc.	110,000	—
Infosys, Ltd., Sponsored ADR (India)	3,000,000	—
KT&G Corp. (South Korea)	617,703	—
Microsoft Corp.	210,000	790,000
Oracle Corp.	1,700,000	2,000,000
PepsiCo, Inc.	700,000	1,900,000
The Procter & Gamble Co.	1,100,000	2,300,000
Twenty-First Century Fox, Inc., Class B [1]	8,600,000	—

[1]	Purchases and sales due to a corporate action merger.

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 59.9%
Communication Services - 8.7%
Alphabet, Inc., Class C*	47,000	$50,802,770
Fox Corp., Class B	2,733,332	99,848,618
The Walt Disney Co.	1,300,000	181,532,000
Total Communication Services		332,183,388
Consumer Discretionary - 6.1%
Booking Holdings, Inc.*	55,300	103,671,463
Hyundai Home Shopping Network Corp. (South Korea)	513,963	47,183,197
Macy’s, Inc.	3,500,000	75,110,000
News Corp., Class A	338,725	4,569,400
Rinnai Corp. (Japan)	11,299	719,759
Total Consumer Discretionary		231,253,819
Consumer Staples - 20.8%
The Coca-Cola Co.	3,400,000	173,128,000
Hengan International Group Co., Ltd. (China)	5,872,300	43,239,042
PepsiCo, Inc.	1,900,000	249,147,000
The Procter & Gamble Co.	2,300,000	252,195,000
Sysco Corp.	1,000,000	70,720,000
Total Consumer Staples		788,429,042
Energy - 1.9%
ConocoPhillips	650,000	39,650,000
Exxon Mobil Corp.	450,000	34,483,500
Total Energy		74,133,500
Financials - 2.9%
The Bank of New York Mellon Corp.	650,000	28,697,500
State Street Corp.	750,000	42,045,000
U.S. Bancorp	750,000	39,300,000
Total Financials		110,042,500
Health Care - 4.6%
Johnson & Johnson	1,250,000	174,100,000
Industrials - 6.4%
Aggreko PLC (United Kingdom)	2,890,601	29,020,205
Bollore SA (France)[1]	35,902,886	158,418,673
Brenntag AG (Germany)	1,106,437	54,290,078
Total Industrials		241,728,956
Information Technology - 8.5%
Cisco Systems, Inc.	1,043,000	57,083,390
Cognizant Technology Solutions Corp., Class A	710,000	45,006,900
Microsoft Corp.	790,000	105,828,400

	Shares	Value
Oracle Corp.	2,000,000	$113,940,000
Total Information Technology		321,858,690
Total Common Stocks (Cost $1,553,195,355)		2,273,729,895

	Principal Amount
Corporate Bonds and Notes - 1.8%
Consumer Staples - 1.6%
Avon Products, Inc. (United Kingdom)
7.000%, 03/15/23[1,2]	$14,105,000	14,351,837
8.950%, 03/15/43[2]	45,240,000	47,671,650
Total Consumer Staples		62,023,487
Energy - 0.1%
W&T Offshore, Inc. 9.750%, 11/01/23[3]	2,690,000	2,575,675
Industrials - 0.1%
Weatherford International LLC 9.875%, 03/01/25[1]	5,035,000	2,580,438
Weatherford International, Ltd. 9.875%, 02/15/24[1]	3,200,000	1,672,000
Total Industrials		4,252,438
Total Corporate Bonds and Notes (Cost $53,095,911)		68,851,600

	Shares
Preferred Stocks - 14.3%
Consumer Staples - 0.4%
Amorepacific Corp., 0.930% (South Korea)	214,799	16,066,670
Information Technology - 13.9%
Samsung Electronics Co., Ltd., 3.790% (South Korea)	15,863,196	526,092,769
Total Preferred Stocks (Cost $379,577,576)		542,159,439

	Principal Amount
Short-Term Investments - 23.9%
Joint Repurchase Agreements - 0.1%[4]
Bank of America Securities, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $1,026,638 (collateralized by various U.S. Government Agency Obligations, 3.298% - 4.500%, 06/01/46 - 07/01/49, totaling $1,046,952)	$1,026,424	1,026,424
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $1,026,640 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $1,046,952)	1,026,424	1,026,424

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 0.1%[4] (continued)
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $1,026,638 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $1,046,953)	$1,026,424	$1,026,424
Jefferies LLC, dated 06/28/19, due 07/01/19, 2.520% total to be received $1,026,640 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.650%, 07/05/19 - 08/16/23, totaling $1,046,957)	1,026,424	1,026,424
Nomura Securities International, Inc., dated 06/28/19, due 07/01/19, 2.480% total to be received $215,841 (collateralized by various U.S. Treasuries, 0.000% - 3.375%, 07/18/19 - 09/09/49, totaling $220,112)	215,796	215,796
Total Joint Repurchase Agreements		4,321,492

*	Non-income producing security.
[1]

Some of these securities, amounting to $5,210,765 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $2,575,675 or 0.1% of net assets.

	Shares	Value
Other Investment Companies - 23.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[5]	293,455,529	$293,455,529
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[5]	611,548,374	611,548,374
Total Other Investment Companies		905,003,903
Total Short-Term Investments (Cost $909,325,395)		909,325,395
Total Investments - 99.9% (Cost $2,895,194,237)		3,794,066,329
Other Assets, less Liabilities - 0.1%		4,614,123
Net Assets - 100.0%		$3,798,680,452

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Open Written Options at June 30, 2019 were as follows:

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
Macy’s, Inc.	24	01/17/20	35,000	$84,000,000	$4,433,906	$(4,620,000)

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$745,190,000	$43,239,042	—	$788,429,042
Communication Services	332,183,388	—	—	332,183,388
Information Technology	321,858,690	—	—	321,858,690
Industrials	—	241,728,956	—	241,728,956
Consumer Discretionary	230,534,060	719,759	—	231,253,819
Health Care	174,100,000	—	—	174,100,000
Financials	110,042,500	—	—	110,042,500
Energy	74,133,500	—	—	74,133,500
Corporate Bonds and Notes†	—	68,851,600	—	68,851,600
Preferred Stocks†	—	542,159,439	—	542,159,439
Short-Term Investments
Joint Repurchase Agreements	—	4,321,492	—	4,321,492
Other Investment Companies	905,003,903	—	—	905,003,903

Total Investments in Securities	$2,893,046,041	$901,020,288	—	$3,794,066,329

Financial Derivative Instruments - Liabilities
Equity Written Options	$(4,620,000)	—	—	$(4,620,000)

Total Financial Derivative Instruments	$(4,620,000)	—	—	$(4,620,000)

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2019:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Options written	$4,620,000

	Totals	$4,620,000

The following schedule shows the value of derivative instruments at June 30, 2019:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized gain/loss on options written	—	Net change in unrealized appreciation/depreciation on options written	$(186,094)

	Totals	—		$(186,094)

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Focused Fund - Security Selection Only Portfolio Manager’s Comments (unaudited)

The AMG Yacktman Focused Fund – Security Selection Only (the “Fund”) Class I appreciated 14.07% during the first half of 2019, lagging the S&P 500® Index, which appreciated 18.54%, and the Russell 1000® Value Index, which increased 16.24%. The underperformance was a reversal of the strong outperformance in the second half of 2018, and the one-year result is modest outperformance versus each benchmark.

In the U.S. markets, prices are high even though business disruption, driven by innovation and technological advancement, is faster than ever before, something which should cause lower valuations. Additionally, debt levels, both at the corporate and country level, are at record highs. The combination of inflated valuations, significant debt, and the presence of rapid disruption should give investors concerns aplenty. However, many have now moved to an index or ETF approach which purchases what the rest of the crowd is buying at the current price with no thought to risk.

The expectation of lower interest rates has mainly driven recent market rallies, and the market seemed to rise every time weak economic data appeared due to the increased odds of an accommodative U.S Federal Reserve (the “Fed”). We have seen typical signs of froth, including the issuance and strong performance of IPOs of companies with suspect business models producing significant losses.

Recently we have heard a return of the expression “there is no alternative,” meaning some are willing to pay almost any price for equities because they see little ability to generate the returns they require in other asset classes, especially now that rates have declined. The “no alternative” philosophy, like indexing, doesn’t care about price or risk. However, at current valuations we believe the good case for the S&P 500® Index over the long term is likely a modest return, and the bad case could produce extreme losses.

There is an alternative…

We believe there is an alternative in how you invest with price and risk management as the central features. The price you pay helps determine your return, and paying a low valuation can protect from turmoil or unexpected outcomes. We actively manage the holdings in the Fund and make adjustments when prices are high or better opportunities arise.

During the first half of 2019, we made many new purchases and reduced or eliminated several holdings due to valuation or changes in fundamental outlook. New positions include Walt Disney Company (Disney) and Fox Corporation (Fox), a result of the completion of the merger between Disney and 21st Century Fox, as well as Booking Holdings, Alphabet Inc. (formerly Google), Brenntag, Macy’s, News Corporation, Rinnai Corp, and Weatherford International debt. We sold our positions in Infosys and KT&G Corp. Additionally, we reduced our weightings in Procter & Gamble and PepsiCo due to price appreciation and increased our weightings in Samsung Electronics Preferred (Samsung) and Bollore.

Top Contributors

Samsung

Procter & Gamble (P&G)

PepsiCo (Pepsi)

Top Detractors

AMOREPACIFIC CORP (Amorepacific)

Fox Corporation (Fox)

Alphabet Inc. (Alphabet)

Contributors

Samsung appreciated during the first half of 2019, even though its earnings fell sharply due to a down cycle in its semiconductor business and a maturing mobile market. We think earnings will improve, as supply growth for memory chips is being reduced by key industry players, which should lead to better pricing over time. Samsung’s low valuation and strong balance sheet enabled the shares to navigate the down cycle and remain inexpensive.

Recently, trade relations between Korea and Japan have become more strained, and Japan has implemented export changes which could disrupt Samsung’s ability to acquire key chemicals for manufacturing semiconductor and display products. We believe the political issues will get sorted out over time, and Samsung has the balance sheet strength and business diversity to manage through any near-term challenges that may arise from these issues. Eventually, we expect Korea and Samsung to become less dependent on Japanese companies for key supplies.

Pepsi and P&G’s shares delivered strong returns in the first half of 2019 as consumer stocks were stronger. P&G’s stock is up more than 40% in the last 12 months, significantly outperforming the S&P 500’s 10% rise, largely a result of multiple expansion. While we still like the shares in both companies, we reduced our weightings as the risk/reward has become less favorable.

Detractors

A small position in Amorepacifc declined during the quarter as the company invested to turn around its domestic cosmetics business. Amorepacific has solid brands, a strong balance sheet, and a low valuation, which give us confidence in the long-term value of the investment.

Fox, a spinoff we received upon the closure of the Disney transaction, was the largest detractor in the first six months of 2019. We like the Fox investment due to the company’s focus on content that is viewed live, (news and sports), its low valuation, its significant free cash flow, and its exceptional management. Today’s Fox, after the Disney transaction, is a much smaller business, allowing management to be nimble and have more impact from smaller transactions.

For the first half of 2019, 21st Century Fox, the predecessor company, performed exceptionally well as it completed a merger with Disney in late March, and Disney’s shares, which represent a large holding in the Fund, have appreciated significantly since the transaction’s close.

Alphabet, a new position this year, detracted from results after our purchase due to the potential for increased regulatory pressures. We think that Alphabet’s shares are inexpensive, especially considering that assets, like Waymo and YouTube, could earn significantly more in the future. Alphabet has a strong balance sheet and produces significant free cash flow.

Conclusion

Hakuna matata, which translates as “no worries,” is a popular song from The Lion King, the Disney blockbuster movie and Broadway show. A new version of The Lion King was just released, and will be one of the top-grossing movies of 2019, which makes us happy as new Disney shareholders.

The philosophy of “no worries” in The Lion King is one which seems to prevail among many market participants today. However, we believe when people tell you not to worry, you probably should worry. Hakuna matata did not work in The Lion King and certainly is not an intelligent investment approach.

We believe we are well positioned today and will continue to navigate with a focus on risk-adjusted returns over time. High market multiples will not always stay elevated; business disruption matters significantly, which should reduce the price you are willing to pay for many established companies; and the Fed will not always be able to save the day or

AMG Yacktman Focused Fund - Security Selection Only Portfolio Manager’s Comments (continued)

extend the rally. We believe it is important to have a manager like us who worries for you about such things as valuation and risk amidst a market driven by a mantra of there is no alternative and approaches risk by thinking “no worries.” We have been through these environments before, and, as always, we will navigate by focusing on individual securities we think can produce solid results while maintaining a keen focus on risks.

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management LP,

as of June 30, 2019 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

AMG Yacktman Focused Fund - Security Selection Only Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Information Technology	28.4
Consumer Staples	25.9
Industrials	14.3
Communication Services	9.5
Consumer Discretionary	8.4
Health Care	4.9
Financials	3.6
Energy	0.5
Short-Term Investments	5.2
Other Assets Less Liabilities	(0.7)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Samsung Electronics Co., Ltd., 3.790% (South Korea)	15.0
The Procter & Gamble Co.	7.5
PepsiCo, Inc.	7.4
The Walt Disney Co.	5.1
Bollore SA (France)	4.7
Oracle Corp.	4.1
Johnson & Johnson	3.9
CB Industrial Product Holding Bhd (Malaysia)	3.7
The Coca-Cola Co.	3.5
Booking Holdings, Inc.	3.2

Top Ten as a Group	58.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Yacktman Focused Fund - Security Selection Only Fund Snapshots (continued) For the six months ended June 30, 2019

NEW EQUITY POSITIONS

Current
New Purchases	Shares Held
Alphabet, Inc., Class C	840
Booking Holdings, Inc.	1,160
Brenntag AG (Germany)	21,385
Financiere de L’Odet SA (France)	1,472
Fox Corp., Class B [1]	58,332
Macy’s, Inc.	65,000
News Corp., Class A	15,500
Ocean Wilsons Holdings, Ltd. (Bermuda)	25,000
Rinnai Corp. (Japan)	190
The Walt Disney Co. [1]	25,000

NEW CORPORATE BOND & NOTE POSITIONS

Current
New Purchases	Principal Held
W&T Offshore, Inc. 9.750%, 11/01/23	$49,000

NEW WRITTEN OPTION POSITIONS

Current
New Options Written	Contracts Written
Macy’s, Inc.	650

EQUITY PURCHASES & SALES

	Net Shares	Current
Purchases	Purchased	Shares Held
Aggreko PLC (United Kingdom)	410	19,420
Bollore SA (France)	58,778	728,778
Car Mate Manufacturing Co., Ltd. (Japan)	39,800	52,500
Cognizant Technology Solutions Corp., Class A	6,200	11,200
State Street Corp.	1,000	16,000

	Net Shares	Current
Sales	Sold	Shares Held
Arcosa, Inc.	10,000	20,000
Bollore SA, non-voting shares (France)	931	—
Infosys, Ltd., Sponsored ADR (India)	31,200	—
KT&G Corp. (South Korea)	7,500	—
Oracle Corp.	9,500	49,500
PepsiCo, Inc.	7,000	39,000
The Goldman Sachs Group, Inc.	2,000	—
The Procter & Gamble Co.	14,000	47,000
Twenty-First Century Fox, Inc., Class B [1]	175,000	—

[1]	Purchases and sales due to a corporate action merger.

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 72.0%
Communication Services - 9.5%
Alphabet, Inc., Class C*	840	$907,964
Fox Corp., Class B	58,332	2,130,868
The Walt Disney Co.	25,000	3,491,000
Total Communication Services		6,529,832
Consumer Discretionary - 8.4%
Booking Holdings, Inc.*	1,160	2,174,664
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	385,788
Hyundai Home Shopping Network Corp. (South Korea)	17,001	1,560,738
Macy’s, Inc.	65,000	1,394,900
News Corp., Class A	15,500	209,095
Rinnai Corp. (Japan)	190	12,103
Total Consumer Discretionary		5,737,288
Consumer Staples - 19.8%
The Coca-Cola Co.	48,000	2,444,160
Hengan International Group Co., Ltd. (China)	37,000	272,439
PepsiCo, Inc.	39,000	5,114,070
The Procter & Gamble Co.	47,000	5,153,550
Sysco Corp.	9,000	636,480
Total Consumer Staples		13,620,699
Energy - 0.5%
ConocoPhillips	3,500	213,500
Exxon Mobil Corp.	2,000	153,260
Total Energy		366,760
Financials - 3.6%
The Bank of New York Mellon Corp.	10,000	441,500
Berkshire Hathaway, Inc., Class B*	2,000	426,340
State Street Corp.	16,000	896,960
U.S. Bancorp	13,000	681,200
Total Financials		2,446,000
Health Care - 4.9%
Anthem, Inc.	1,400	395,094
Johnson & Johnson	19,500	2,715,960
Kissei Pharmaceutical Co, Ltd. (Japan)	9,400	235,281
Total Health Care		3,346,335
Industrials - 13.9%
Aggreko PLC (United Kingdom)	19,420	194,967
Arcosa, Inc.	20,000	752,600
Bollore SA (France)	728,778	3,215,676
Brenntag AG (Germany)	21,385	1,049,308
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,513,350

	Shares	Value
Financiere de L’Odet SA (France)	1,472	$1,389,375
Ocean Wilsons Holdings, Ltd. (Bermuda)	25,000	339,713
Oliver Corp. (Japan)	3,700	75,838
Total Industrials		9,530,827
Information Technology - 11.4%
CAC Holdings Corp. (Japan)	144,700	2,018,981
Cisco Systems, Inc.	20,000	1,094,600
Cognizant Technology Solutions Corp., Class A	11,200	709,968
Microsoft Corp.	9,000	1,205,640
Oracle Corp.	49,500	2,820,015
Total Information Technology		7,849,204
Total Common Stocks (Cost $44,799,827)		49,426,945
	Principal Amount
Corporate Bonds and Notes - 2.8%
Consumer Staples - 2.4%
Avon Products, Inc. (United Kingdom) 8.950%, 03/15/43[1]	$1,558,000	1,641,742
Energy - 0.0%#
W&T Offshore, Inc. 9.750%, 11/01/23[2]	49,000	46,918
Industrials - 0.4%
Weatherford International, Ltd. 9.875%, 02/15/24[3]	500,000	261,250
Total Corporate Bonds and Notes (Cost $1,662,914)		1,949,910

	Shares
Preferred Stocks - 20.7%
Consumer Staples - 3.7%
Amorepacific Corp., 0.930% (South Korea)	14,500	1,084,580
LG Household & Health Care, Ltd. 1.120% (South Korea)	2,100	1,466,688
Total Consumer Staples		2,551,268
Information Technology - 17.0%
Samsung Electronics Co., Ltd., 3.790% (South Korea)	310,000	10,280,952
Samsung SDI Co., Ltd., 1.150% (South Korea)	17,000	1,344,860
Total Information Technology		11,625,812
Total Preferred Stocks (Cost $14,044,161)		14,177,080

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.2%
Joint Repurchase Agreements - 0.4%[4]
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $287,650 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $293,342)	$287,590	$287,590

	Shares
Other Investment Companies - 4.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[5]	1,092,666	1,092,666
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[5]	1,092,667	1,092,667
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[5]	1,125,778	1,125,778
Total Other Investment Companies		3,311,111
Total Short-Term Investments (Cost $3,598,701)		3,598,701

*	Non-income producing security.
#	Less than 0.05%.
[1]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $46,918 or 0.1% of net assets.

	Shares	Value
Total Investments - 100.7% (Cost $64,105,603)		$69,152,636
Other Assets, less Liabilities - (0.7)%		(474,691)
Net Assets - 100.0%		$68,677,945

[3]	Some of these securities, amounting to $258,638 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Open Written Options at June 30, 2019 were as follows:

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
Macy’s, Inc.	24	01/17/20	650	$1,560,000	$83,198	$(85,800)

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$13,348,260	$272,439	—	$13,620,699
Industrials	1,092,313	8,438,514	—	9,530,827
Information Technology	5,830,223	2,018,981	—	7,849,204
Communication Services	6,529,832	—	—	6,529,832
Consumer Discretionary	5,339,397	397,891	—	5,737,288
Health Care	3,111,054	235,281	—	3,346,335
Financials	2,446,000	—	—	2,446,000
Energy	366,760	—	—	366,760
Corporate Bonds and Notes†	—	1,949,910	—	1,949,910
Preferred Stocks†	—	14,177,080	—	14,177,080
Short-Term Investments
Joint Repurchase Agreements	—	287,590	—	287,590
Other Investment Companies	3,311,111	—	—	3,311,111

Total Investments in Securities	$41,374,950	$27,777,686	—	$69,152,636

Financial Derivative Instruments - Liabilities
Equity Written Options	$(85,800)	—	—	$(85,800)

Total Financial Derivative Instruments	$(85,800)	—	—	$(85,800)

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2019:

	Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value
Equity contracts	Options written	$85,800

	Totals	$85,800

The following schedule shows the value of derivative instruments at June 30, 2019:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized gain/loss on options written	—	Net change in unrealized appreciation/ depreciation on options written	$(2,602)

	Totals	—		$(2,602)

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (unaudited)

AMG Yacktman Special Opportunities Fund – Mid-Year Update – June 30, 2019

For the six months ended June 30, 2019, the AMG Yacktman Special Opportunities Fund (the “Fund”) Class I shares returned 6.93%, behind the 16.03% return of the MSCI All Country World All Cap Index (ACWI).

We remarked in the conclusion of our last annual letter, “The closing months of 2018 served as a rapid reminder that downside risks are heightened when starting at such elevated valuations.” At the time, the market had recently experienced one of the sharpest downturns in the past decade. Many stocks on our watchlist had fallen to reasonable levels (albeit far from cheap), and we were excited about the potential for new opportunities. Yet six months later, prices have rocketed back upward with the U.S. market reaching an all-time high and the ACWI up over 6% in June alone.

Our portfolio did not match the market’s enthusiasm despite satisfactory absolute returns. Our job is not to match index returns in every part of the cycle, but to grow capital over the long term (with the additional goal of outperforming the benchmark). Accomplishing this goal requires a differentiated approach, and the stats below illustrate some of the key differences with our strategy:

Number of Holdings	52
Top 10 Positions	47%
Active Share	99.7%
Number of Global Small Cap Value Funds*	1

*	Based on Morningstar World Small/Mid category, as of 6/30/19

Precious few managers are investing with a bottom-up value strategy in smaller companies around the world—and fewer still are doing so with a concentrated, highly active approach. As the market is increasingly driven by passive indexing (essentially on autopilot, never mind if fully tested or not, and with little concern for valuations), many investors have been lulled into complacency by strong recent performance, especially in U.S. stocks. The goal is to reach the destination safely, not to reach the maximum speed on a straightaway in the middle of the race. Risk management is our priority.

Fund Portfolio Overview:

Financial Metrics	YASLX/ YASSX	MSCI ACWI All-Cap	S&P 500®	Russell 2000®
Price/Earnings (P/E)	11.8	17.3	20.5	18.4
Price/Book Value (P/BV)	1.2	2.1	3.2	2.0
Price/Cash Flow (CF)	6.0	10.3	12.9	10.8
Price/Sales (P/S)	0.8	1.7	2.3	1.6
Enterprise Value/EBIT	6.3	14.2	16.7	16.3
Debt to Equity	56.4%	96.7%	105.7%	80.7%
Return on Assets (ROA)	5.0%	7.6%	9.5%	1.9%

Source:FactSet,as of 6/30/19

We feel there is value in relaying these financial metrics, as they illuminate the general features of the portfolio. However, there are challenges with aggregate data such as how to adjust for non-recurring items, non-earning or excess assets, and cash levels—all of which impact our portfolio. It is important to keep in mind that our goal will always be to invest in ideas that earn attractive risk-adjusted returns regardless of the headline statistics. But the key takeaways from the table are:

- On EV/EBIT (our preferred valuation metric), the portfolio trades at a 56% discount, which means our portfolio is much cheaper than the benchmark

- On Debt to Equity, the portfolio’s leverage levels are almost half of the market, which means our portfolio companies are more conservatively financed than peers

The combination of inexpensive valuations with less financial leverage is a powerful risk management tool, despite serving as a drag on performance during periods like 2019. Given the elevated levels in both valuations and leverage in this market, we feel comfortable with a much more conservative stance and believe it will serve us well at the conclusion of this business cycle.

We have modestly increased our concentration levels, with the top 10 holdings representing 47% of the portfolio. Turnover was normal, with five new positions added and four positions exited. We are still finding securities that meet our forward return threshold even with an emphasis on managing downside risk. This shows up in our holdings via conservative balance sheets and a margin of safety versus underlying value. The concept of “margin of safety” is a bedrock in value investing circles. Yet judging by current market valuations, many investors see only the upside potential in areas like high-flying software stocks and other “disrupters,” with little regard for downside protection.

Retail Holdings (RHDGF), one of our exited positions, provides a good illustration of why we maintain such strict valuation criteria. RHDGF was a micro-cap holding company that traded over the counter with a complicated corporate structure and long-term plans to liquidate the business. A discussion on RHDGF wouldn’t make for exciting dinner party conversation outside of a small niche of value investors. We held the stock in various weights since inception, originally purchasing shares just above $19 in July 2014. RHDGF was not a perfect investment: the liquidation process took longer than anticipated, emerging markets were out of favor, several free options to the upside fell flat, and a recent subsidiary sale was at a significant discount to the market price. However, in the approximately 4.5 years since initial purchase, RHDGF paid out $19/share in cumulative dividends and we sold our shares at or above $10 in April/May. We generated over $29/share in total proceeds, good enough for a 50%+ return and outperformance versus the benchmark. Buying at a 50% discount to growing net asset value (NAV) allowed a good outcome despite underperforming the original thesis. If only more disappointments worked out like RHDGF.

The Value of Being a Generalist and the Power of Saying No

Our generalist approach runs counter to many market participants who specialize in a specific area or style of investing. The Fund is set up with a flexible mandate to invest in the best opportunities without restriction on market cap, industry, geography, or investment style. The goal is to earn attractive risk-adjusted returns, regardless of label. This flexibility is a competitive advantage, as looking at a wide variety of businesses raises the odds of finding ones that meet our investment criteria.

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (continued)

For the alternative, consider a Wall Street analyst who covers a handful of companies in an industry. The analyst will have tremendous in-depth knowledge about a sector, personal relationships with company management, and a network of industry participants to add real-time assessments. There is real value in being a specialist. Yet what happens if this specific analyst covered the technology/internet industry in February 2000? That specialist knowledge would be wasted, as valuations were so high in early 2000 that the best strategy was to avoid the space entirely.

We believe that markets are efficient most of the time but also wildly inefficient some of the time. This means most stocks are within the realm of “fair value,” and no amount of in-depth research and knowledge of every detail can change that truth. Without the freedom of choice, much effort is spent in this industry “forcing” investment ideas, like squeezing water from a stone.

The drawback of having so many potential opportunities is the decision on where to spend our efforts. We can look anywhere, so narrowing down the options is a big part of the job. This filtering process requires a lot of saying no. Bad balance sheet with too much debt? No. Lack of profitability or growth in per-share value? No. High-flying growth stock with big market opportunity but crazy valuation? No.

In rare circumstances, three months of intensive research to understand every nuance or detail may spark brilliant insight or reveal hidden value. On the other hand, that time is opportunity cost that could be spent uncovering new and potentially far more interesting investments. Managing time in the research process is critical, which is why we leverage the power of “no” and concentrate on areas that offer the highest rewards. We are comfortable with saying no many times to find one valuable yes, but this is a luxury afforded only to investors with a broad universe.

Contributors/Detractors

Top contributors for the first half were Computer Services, Inc. (CSI), Colabor Group Inc. 6% 2021 convertible debentures (Colabor), and Samsung Electronics Preferred Shares (Samsung).

CSI, a software provider for community banks, remains a key contributor. Selling mission-critical software on 10-year contracts in a regulated industry with high customer satisfaction and 99% renewal rates is a good model for success. Even with the advantages of a good setup, CSI’s management should be commended for churning out steady, predictable results. This year, the market finally woke up to this gem of a stock. With strong performance, our weighting in CSI was reduced, but we are purposely slow to sell such a wonderful business. We believe such patience will be rewarded.

Colabor bonds are an example of an opportunistic investment in a forgotten, left-for-dead company. Colabor provides food distribution and wholesaling to restaurants across eastern Ontario and Quebec. The company was an overleveraged roll-up story in a tough, low-margin business that found itself in financial distress. An equity recapitalization plan in the summer of 2016 saved the company and brought in a successful outside shareholder and entrepreneur who is now risking personal capital and providing much-needed industry expertise. We felt the convertible debentures offered an attractive risk-reward (at a yield to maturity in the mid-teens and higher) given the supportive shareholder basis and strong market position in Quebec. We invest opportunistically in debt securities when offered attractive equity-like rate of return with far less risk. Colabor checked key criteria with its straightforward capital structure, new shareholder base, and cost cutting opportunities. A new and impressive CEO was brought on board in early 2018 and has already made great strides in improving operations and lowering credit risk. Our bonds appreciated accordingly.

Samsung is anything but obscure, and therefore its stock price often gets caught up in the global headlines (trade wars, Korea risks, semi cycles). The stock price fell in the Q4 2018 selloff and has now subsequently rebounded. The company is still working through a sharp downturn in its semiconductor business, the key driver of profits. Samsung’s stock has been flat for the past two years despite investors’ enthusiasm for technology stocks. Unlike tech stocks with little cash flows and unproven business models, Samsung maintains an overcapitalized balance sheet and benefits from similar secular growth trends, yet trades at a much cheaper price.

Top detractors in the first half were Zargon Oil & Gas Ltd. (Zargon), Reading International Inc. (Reading), and Hargreaves Services Plc (Hargreaves).

Zargon is an upstream oil & gas company with oil wells in Alberta and North Dakota. Unlike the new shale developments, Zargon’s assets are largely low decline, traditional oil wells. We are cautious in this sector given the commodity nature of the business, but felt downside was protected through the 8% convertible notes. Via the debt, we were buying into the company at a low multiple of normalized profits and a meaningful discount to the PV-10 value of its proven oil & gas reserves (PV-10 is an estimate of future cash flows discounted back to the present). In Q4 2018, a confluence of factors caused a sharp decline in the Canadian blend of crude oil relative to U.S. crude oil. The discount was temporary, but Zargon was forced to scramble to conserve cash in response. In January, the debt was converted into equity, wiping out previous equity holders and leaving Zargon with a much cleaner capital structure. The stock price declined as part of this restructuring. Management has acknowledged it is too small to continue as a public company and is exploring strategic alternatives. An outright sale would be the logical path.

Reading is a family-controlled cinema and real estate company mired in a legal battle between the children of the former controlling shareholder, who passed away in 2014. The company operates high-performing movie theaters in Australia and New Zealand alongside indie theaters in the U.S. in major markets like California and Hawaii. The theater business is paired with income-producing real estate, usually with a Reading cinema as the anchor tenant. There is also a treasure trove of non-core and non-income producing but valuable assets built up over decades. The company has attracted buyout interest, with an investor group reiterating an offer multiple times to acquire the company. To our frustration, the board has chosen not to engage with a potential buyout. We hope that a resolution of the legal situation will force much-needed change at the company and illuminate the underlying value in Reading’s collection of assets. The stock price declined this year as the 2019 box office has disappointed, while the company ran into delays completing a trophy real estate project at Union Square in New York. We are cautious on the outlook for the cinema business but believe the real estate and non-core assets cover a large portion of Reading’s market cap. Reading is an idea that screens poorly but holds tremendous value.

Hargreaves had a mixed first half of the year. The company operates across difficult industries, and a large customer, British Steel, ran into financial troubles in May. Hargreaves quantified the maximum impact from a bankruptcy, including lost profits along with write-offs and severance, and the stock price fell accordingly. On the positive side, Hargreaves announced two sales in its property division, including a large contract with a homebuilder on its major development site. These

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (continued)

sales confirm the upside potential in Hargreaves real estate holdings, and further realizations should help close the persistent gap between the stock price and book value.

Conclusion

June 30, 2019, marks the AMG Yacktman Special Opportunities Fund’s fifth anniversary. We generated satisfactory absolute returns over the period while managing risk despite our style being deeply out of favor. Large, domestic, and growth stocks have soared on increasing valuation multiples and the influence of passive investing. We have avoided those areas, and continue to find promising investment opportunities in small, inexpensive, and undiscovered securities outside of the U.S. The risks inherent in today’s market will likely be obvious in hindsight, but each day of positive returns makes it harder for investors to ignore the crowd. Whatever happens in the market environment, we intend to remain disciplined and flexible in our approach while staying true to our value roots. Thank you for your continued support.

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management LP, as of June 30, 2019 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

AMG Yacktman Special Opportunities Fund Fund Snapshots (unaudited) June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	34.3
Information Technology	13.1
Energy	11.4
Consumer Staples	10.6
Consumer Discretionary	8.3
Communication Services	7.6
Financials	7.0
Materials	2.3
Health Care	1.2
Utilities	0.4
Short-Term Investments	5.7
Other Assets Less Liabilities	(1.9)

TOP TEN HOLDINGS

Security Name	% of Net Assets
IMF Bentham, Ltd. (Australia)	6.3
Ocean Wilsons Holdings, Ltd. (Bermuda)	5.2
Reading International, Inc., Class A (United States)	5.1
Samsung Electronics Co., Ltd., 3.790% (South Korea)	4.9
Colabor Group, Inc., 6.000%, 10/13/21 (Canada)	4.6
Total Energy Services, Inc. (Canada)	4.4
Computer Services, Inc. (United States)	4.4
Majestic Wine PLC (United Kingdom)	4.3
Boustead Singapore, Ltd. (Singapore)	4.1
Texhong Textile Group, Ltd. (Hong Kong)	3.7

Top Ten as a Group	47.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Yacktman Special Opportunities Fund Fund Snapshots (continued) For the six months ended June 30, 2019

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
B&S Group, S.A.R.L. (Luxembourg)	49,000
Excelsior Capital, Ltd. (Australia)	375,377
Fjord1 A.S.A. (Norway)	125,000
Majestic Wine PLC (United Kingdom)	685,000
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	81,083
WIN-Partners. Co Ltd. (Japan)	43,200
Zargon Oil & Gas, Ltd. (Canada)	569,063

CORPORATE BONDS & NOTES PURCHASES & SALES

Purchases	Net Principal Purchased	Current Principal Held
Colabor Group, Inc., 6.000%, 10/13/21 (Canada)	$454,000	$3,622,000

Sales	Net Principal Sold	Current Principal Held
WEQ Holdings, Inc. (Canada)	$335,000	—
Zargon Oil & Gas, Ltd. (Canada)	1,113,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Aggreko PLC (United Kingdom)	18,000	63,000
AMERCO (United States)	750	2,750
Arcus ASA (Norway)	94,878	239,878
Boustead Singapore, Ltd. (Singapore)	1,430,000	3,700,000
Computer Services, Inc. (United States)	26,000	62,000
Freund Corp. (Japan)	41,500	67,100
GrafTech International Ltd. (United States)	81,000	165,000
Hargreaves Services PLC (United Kingdom)	49,256	328,938
HUB Co., Ltd. (Japan)	3,700	36,000
Ifis Japan, Ltd. (Japan)	44,300	106,100
IMF Bentham, Ltd. (Australia)	575,378	1,605,880
Italian Wine Brands S.P.A (Italy)	35,085	86,935
Lamprell PLC (United Arab Emirates)	686,309	1,631,755
Link Net Tbk PT (Indonesia)	52,000	1,752,000
Master Drilling Group, Ltd. (South Africa)	7,284	1,178,934
Ocean Wilsons Holdings, Ltd. (Bermuda)	59,000	202,000
Reading International, Inc., Class A (United States)	105,850	205,850
Samsung Electronics Co., Ltd., 3.790% (South Korea)	6,000	78,000
Texhong Textile Group, Ltd. (Hong Kong)	475,000	1,725,000
Thai Wah PCL, Class F (Thailand)	990,000	2,140,000
Total Energy Services, Inc. (Canada)	206,100	364,100
Utoc Corp. (Japan)	11,700	55,700
Webstep A.S. (Norway)	102,861	275,981

Sales	Net Shares Sold	Current Shares Held
America’s Car-Mart, Inc. (United States)	2,700	3,300
Catering International Services (France)	11,003	33,950
Cell Biotech Co., Ltd. (South Korea)	10,000	—
CMI, Ltd. (Australia)	375,377	—
Daekyo Co., Ltd., 5.520% (South Korea)	42,100	—
GMO Pepabo, Inc. (Japan)	4,000	9,000
Nissin Foods Co. Ltd. (Hong Kong)	500,000	500,000
Retail Holdings, N.V. (Curaçao)	76,000	—
Twenty-First Century Fox, Inc. Class A	4,000	—
Twenty-First Century Fox, Inc. Class B	9,000	—

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2019

	Shares	Value
Common Stocks - 83.5%
Communication Services - 7.6%
Link Net Tbk PT (Indonesia)	1,752,000	$527,057
Otelco, Inc., Class A (United States)*	34,031	547,218
Reading International, Inc., Class A (United States)*	205,850	2,671,933
Sotsu Co., Ltd. (Japan)	12,700	229,622
Total Communication Services		3,975,830
Consumer Discretionary - 8.3%
America’s Car-Mart, Inc. (United States)*	3,300	284,064
B&S Group, S.A.R.L. (Luxembourg)[1]	49,000	790,080
Cambria Automobiles PLC (United Kingdom)	660,000	494,520
HUB Co., Ltd. (Japan)	36,000	392,229
Marshall Motor Holdings PLC (United Kingdom)	230,000	443,976
Texhong Textile Group, Ltd. (Hong Kong)	1,725,000	1,931,678
Total Consumer Discretionary		4,336,547
Consumer Staples - 10.6%
Arcus ASA (Norway)[1]	239,878	1,054,508
Italian Wine Brands S.P.A (Italy)	86,935	1,210,959
Majestic Wine PLC (United Kingdom)[2]	685,000	2,235,691
Nissin Foods Co. Ltd. (Hong Kong)	500,000	361,081
Sapporo Clinical Laboratory, Inc. (Japan)	8,000	155,134
Thai Wah PCL, Class F (Thailand)	2,140,000	527,007
Total Consumer Staples		5,544,380
Energy - 11.4%
Hargreaves Services PLC (United Kingdom)	328,938	981,680
Lamprell PLC (United Arab Emirates)*	1,631,755	1,309,665
Pardee Resources Co., Inc. (United States)	7,352	1,213,080
Total Energy Services, Inc. (Canada)	364,100	2,296,564
Zargon Oil & Gas, Ltd. (Canada)*	569,063	160,783
Total Energy		5,961,772
Financials - 7.0%
IMF Bentham, Ltd. (Australia)*	1,605,880	3,299,839
Spice Private Equity AG (Switzerland)	18,000	396,000
Total Financials		3,695,839
Health Care - 1.2%
HLS Therapeutics, Inc. (Canada)	14,660	179,115
WIN-Partners Co., Ltd. (Japan)	43,200	460,490
Total Health Care		639,605
Industrials - 26.5%
Aggreko PLC (United Kingdom)	63,000	632,489
AMERCO (United States)	2,750	1,041,013
Boustead Singapore, Ltd. (Singapore)	3,700,000	2,133,038

	Shares	Value
Catering International Services (France)	33,950	$484,487
CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,527,351
Fjord1 A.S.A. (Norway)[1]	125,000	581,740
Freund Corp. (Japan)[2]	67,100	539,690
GrafTech International Ltd. (United States)[2]	165,000	1,897,500
Judges Scientific PLC (United Kingdom)	11,000	485,404
Mitani Corp. (Japan)	12,800	664,964
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	700,000	194,013
Ocean Wilsons Holdings, Ltd. (Bermuda)	202,000	2,744,879
Oliver Corp. (Japan)	10,100	207,016
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	81,083	506,934
Utoc Corp. (Japan)	55,700	246,791
Total Industrials		13,887,309
Information Technology - 8.2%
Computer Services, Inc. (United States)	62,000	2,287,800
GMO Pepabo, Inc. (Japan)	9,000	299,868
Ifis Japan, Ltd. (Japan)	106,100	631,134
Reckon, Ltd. (Australia)	778,249	305,967
Webstep A.S. (Norway)[1]	275,981	763,518
Total Information Technology		4,288,287
Materials - 2.3%
Master Drilling Group, Ltd. (South Africa)	1,178,934	883,800
SK Kaken Co., Ltd. (Japan)	800	356,165
Total Materials		1,239,965
Utilities - 0.4%
Maxim Power Corp. (Canada)*	140,000	200,985
Total Common Stocks (Cost $44,304,601)		43,770,519

	Principal Amount
Corporate Bonds and Notes - 7.2%
Industrials - 7.2%
Colabor Group, Inc. (Canada) 6.000%, 10/13/21	$3,622,000	2,433,936
JAKKS Pacific, Inc. (United States) 4.875%, 06/01/20[1,3]	1,500,000	1,359,122
Total Corporate Bonds and Notes (Cost $3,514,185)		3,793,058

	Shares
Closed-End Fund - 0.6%
Industrials - 0.6%
Excelsior Capital, Ltd. (Australia)	375,377	319,292

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 4.9%
Health Care - 0.0%
HLS Therapeutics, Inc. (Canada)[4,5]	24,901	$0
Information Technology - 4.9%
Samsung Electronics Co., Ltd., 3.790% (South Korea)	78,000	2,586,820
Total Preferred Stocks (Cost $1,869,878)		2,586,820

	Principal Amount
Short-Term Investments - 5.7%
Joint Repurchase Agreements - 1.6%[6]
BNP Paribas S.A., dated 06/28/19, due 07/01/19, 2.480% total to be received $848,173 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 06/30/19 - 02/15/49, totaling $864,958)	$847,998	847,998

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $4,548,968 or 8.7% of net assets.

[2]

Some of these securities, amounting to $2,848,498 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]

Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at June 30, 2019, amounted to $1,359,122 or 2.6% of net assets.

	Shares	Value
Other Investment Companies - 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[7]	701,111	$701,111
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[7]	701,112	701,112
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[7]	722,357	722,357
Total Other Investment Companies		2,124,580
Total Short-Term Investments (Cost $2,972,578)		2,972,578
Total Investments - 101.9% (Cost $53,098,454)		53,442,267
Other Assets, less Liabilities - (1.9)%		(1,006,995)
Net Assets - 100.0%		$52,435,272

[4]	Preferred Shares of liquidating trust.
[5]	Security’s value was determined by using significant unobservable inputs.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$9,583,604	$4,303,705	—	$13,887,309
Energy	5,961,772	—	—	5,961,772
Consumer Staples	4,501,158	1,043,222	—	5,544,380
Consumer Discretionary	2,012,640	2,323,907	—	4,336,547
Information Technology	3,357,285	931,002	—	4,288,287
Communication Services	3,746,208	229,622	—	3,975,830
Financials	396,000	3,299,839	—	3,695,839
Materials	356,165	883,800	—	1,239,965
Health Care	179,115	460,490	—	639,605
Utilities	200,985	—	—	200,985
Corporate Bonds and Notes†	—	3,793,058	—	3,793,058
Closed-End Fund	—	319,292	—	319,292
Preferred Stocks
Information Technology	—	2,586,820	—	2,586,820
Health Care	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	847,998	—	847,998
Other Investment Companies	2,124,580	—	—	2,124,580

Total Investments in Securities	$32,419,512	$21,022,755	$0	$53,442,267

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

At June 30, 2019, the Level 3 security is a Preferred Stock received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	7.8
Bermuda	5.4
Canada	10.4
France	1.0
Hong Kong	4.5
Indonesia	1.0
Italy	2.4
Japan	8.3
Luxembourg	1.6
Malaysia	3.0
Mexico	1.0
Norway	4.8
Singapore	4.6
South Africa	1.8
South Korea	5.1
Switzerland	0.8
Thailand	1.0
United Arab Emirates	2.6
United Kingdom	10.5
United States	22.4

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2019

			AMG Yacktman	AMG Yacktman
	AMG Yacktman	AMG Yacktman	Focused Fund - Security	Special
	Fund	Focused Fund	Selection Only	Opportunities Fund
Assets:
Investments at value[1] (including securities on loan valued at $90,189,158, $5,210,765, $258,638, and $2,848,498, respectively)	$8,361,028,395	$3,794,066,329	$69,152,636	$53,442,267
Cash	2,231,013	—	14,987	—
Foreign currency[2]	—	—	83,595	114,884
Receivable for investments sold	—	9,180,874	—	—
Dividend, interest and other receivables	20,091,942	10,753,433	237,243	89,139
Receivable for Fund shares sold	5,640,067	8,142,800	34,760	20,000
Receivable from affiliate	51,369	26,753	6,170	5,894
Prepaid expenses and other assets	207,369	83,967	16,608	22,697
Total assets	8,389,250,155	3,822,254,156	69,545,999	53,694,881
Liabilities:
Payable upon return of securities loaned	13,752,502	4,321,492	287,590	847,998
Payable for investments purchased	14,986,827	5,864,358	419,731	329,853
Payable for Fund shares repurchased	6,176,773	4,803,677	—	1,532
Written options[3]	—	4,620,000	85,800	—
Accrued expenses:
Investment advisory and management fees	2,905,909	2,682,176	48,151	29,455
Administrative fees	1,015,809	462,444	8,302	5,938
Shareholder service fees	636,574	348,717	—	732
Other	843,401	470,840	18,480	44,101
Total liabilities	40,317,795	23,573,704	868,054	1,259,609
Net Assets	$8,348,932,360	$3,798,680,452	$68,677,945	$52,435,272
[1] Investments at cost	$6,319,256,470	$2,895,194,237	$64,105,603	$53,098,454
[2] Foreign currency at cost	—	—	$83,480	$114,875
[3] Premiums received	—	$4,433,906	$83,198	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Focused Fund - Security Selection Only	AMG Yacktman Special Opportunities Fund
Net Assets Represent:
Paid-in capital	$5,798,303,741	$2,547,532,379	$61,731,229	$50,347,545
Total distributable earnings	2,550,628,619	1,251,148,073	6,946,716	2,087,727
Net Assets	$8,348,932,360	$3,798,680,452	$68,677,945	$52,435,272

Class N:
Net Assets	—	$2,273,325,400	$170,831	—
Shares outstanding	—	114,007,118	12,533	—
Net asset value, offering and redemption price per share	—	$19.94	$13.63	—
Class I:
Net Assets	$8,348,932,360	$1,525,355,052	$68,507,114	$9,023,321
Shares outstanding	395,438,554	76,624,357	5,029,706	858,841
Net asset value, offering and redemption price per share	$21.11	$19.91	$13.62	$10.51
Class Z:
Net Assets	—	—	—	$43,411,951
Shares outstanding	—	—	—	4,122,397
Net asset value, offering and redemption price per share	—	—	—	$10.53

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2019

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Focused Fund - Security Selection Only	AMG Yacktman Special Opportunities Fund
Investment Income:
Dividend income	$97,433,560	$46,418,326	$782,430	$594,453
Interest income	7,338,212	4,107,435	106,499	274,976
Securities lending income	91,449	120,858	2,397	11,624
Foreign withholding tax	(4,305,467)	(2,785,578)	(61,420)	(51,083)
Total investment income	100,557,754	47,861,041	829,906	829,970
Expenses:
Investment advisory and management fees	16,966,472	16,046,468	283,367	231,134
Administrative fees	5,926,626	2,766,632	48,856	31,532
Shareholder servicing fees - Class N	—	2,143,623	—	—
Shareholder servicing fees - Class I	3,754,482	—	—	4,330
Trustee fees and expenses	331,373	158,905	2,373	1,687
Custodian fees	304,897	186,602	11,239	20,626
Professional fees	240,971	126,003	14,440	18,622
Reports to shareholders	201,383	113,672	994	1,187
Transfer agent fees	172,914	110,887	709	776
Registration fees	82,870	43,759	18,636	19,388
Miscellaneous	91,298	46,362	1,747	1,472
Total expenses before offsets	28,073,286	21,742,913	382,361	330,754
Expense reimbursements	—	(30,380)	(30,593)	(38,471)
Fee waivers	(330,439)	(150,534)	—	—
Net expenses	27,742,847	21,561,999	351,768	292,283
Net investment income	72,814,907	26,299,042	478,138	537,687
Net Realized and Unrealized Gain:
Net realized gain on investments	312,245,358	264,242,028	1,452,339	1,315,831
Net realized loss on foreign currency transactions	(769,077)	(506,315)	(9,334)	(32,757)
Net change in unrealized appreciation/depreciation on investments	415,903,505	131,914,977	6,543,025	920,868
Net change in unrealized appreciation/depreciation on written options	—	(186,094)	(2,602)	—
Net change in unrealized appreciation/depreciation on foreign currency translations	(56,877)	(43,946)	(2,189)	201
Net realized and unrealized gain	727,322,909	395,420,650	7,981,239	2,204,143
Net increase in net assets resulting from operations	$800,137,816	$421,719,692	$8,459,377	$2,741,830

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG Yacktman Fund		AMG Yacktman Focused Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase in Net Assets Resulting From Operations:
Net investment income	$72,814,907	$134,738,396	$26,299,042	$54,150,842
Net realized gain on investments	311,476,281	1,300,816,891	263,735,713	605,203,622
Net change in unrealized appreciation/depreciation on investments	415,846,628	(1,238,586,990)	131,684,937	(542,076,696)
Net increase in net assets resulting from operations	800,137,816	196,968,297	421,719,692	117,277,768
Distributions to Shareholders:
Class N	—	—	—	(402,164,012)
Class I	—	(1,351,266,835)	—	(244,500,360)
Total distributions to shareholders	—	(1,351,266,835)	—	(646,664,372)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	437,813,549	(457,095,921)	(81,524,927)	(394,132,949)
Total increase (decrease) in net assets	1,237,951,365	(1,611,394,459)	340,194,765	(923,519,553)
Net Assets:
Beginning of period	7,110,980,995	8,722,375,454	3,458,485,687	4,382,005,240
End of period	$8,348,932,360	$7,110,980,995	$3,798,680,452	$3,458,485,687

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG Yacktman		AMG Yacktman
	Focused Fund - Security		Special
	Selection Only		Opportunities Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$478,138	$337,311	$537,687	$548,698
Net realized gain on investments	1,443,005	64,538	1,283,074	2,325,998
Net change in unrealized appreciation/depreciation on investments	6,538,234	(1,688,777)	921,069	(6,828,286)
Net increase (decrease) in net assets resulting from operations	8,459,377	(1,286,928)	2,741,830	(3,953,590)
Distributions to Shareholders:
Class N	—	(123)	—	—
Class I	—	(424,189)	—	(692,212)
Class Z	—	—	—	(2,621,133)
Total distributions to shareholders	—	(424,312)	—	(3,313,345)
Capital Share Transactions:[1]
Net increase from capital share transactions	207,169	60,313,616	12,862,488	6,386,742
Total increase (decrease) in net assets	8,666,546	58,602,376	15,604,318	(880,193)
Net Assets:
Beginning of period	60,011,399	1,409,023	36,830,954	37,711,147
End of period	$68,677,945	$60,011,399	$52,435,272	$36,830,954

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal years ended December 31,
Class I	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$19.05	$22.85	$21.39	$20.87	$25.12	$23.54
Income (loss) from Investment Operations:
Net investment income[2,3]	0.19	0.40	0.32	0.33	0.31	0.26
Net realized and unrealized gain (loss) on investments	1.87	0.20	3.58	2.03	(1.71)	2.43
Total income (loss) from investment operations	2.06	0.60	3.90	2.36	(1.40)	2.69
Less Distributions to Shareholders from:
Net investment income	—	(0.44)	(0.34)	(0.41)	(0.34)	(0.27)
Net realized gain on investments	—	(3.96)	(2.10)	(1.43)	(2.51)	(0.84)
Total distributions to shareholders	—	(4.40)	(2.44)	(1.84)	(2.85)	(1.11)
Net Asset Value, End of Period	$21.11	$19.05	$22.85	$21.39	$20.87	$25.12
Total Return[3,4]	10.81%[5]	2.69%	18.23%	11.20%	(5.63)%	11.33%
Ratio of net expenses to average net assets	0.70%[6]	0.70%	0.71%	0.71%	0.71%	0.71%
Ratio of gross expenses to average net assets[7]	0.71%[6]	0.71%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets[3]	1.84%[6]	1.70%	1.38%	1.51%	1.29%	1.08%
Portfolio turnover	17%[5]	12%	2%	4%	2%	9%
Net assets end of period (000’s) omitted	$8,348,932	$7,110,981	$8,722,375	$8,527,164	$8,936,608	$14,217,017

[1]	Effective October 1, 2016, the Service Class was renamed Class I.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal years ended December 31,
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$17.78	$21.13	$19.69	$19.77	$25.88	$25.15
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.28	0.19	0.19	0.22	0.17
Net realized and unrealized gain (loss) on investments	2.03	0.31	3.75	2.05	(1.51)	2.54
Total income (loss) from investment operations	2.16	0.59	3.94	2.24	(1.29)	2.71
Less Distributions to Shareholders from:
Net investment income	—	(0.31)	(0.21)	(0.30)	(0.24)	(0.18)
Net realized gain on investments	—	(3.63)	(2.29)	(2.02)	(4.58)	(1.80)
Total distributions to shareholders	—	(3.94)	(2.50)	(2.32)	(4.82)	(1.98)
Net Asset Value, End of Period	$19.94	$17.78	$21.13	$19.69	$19.77	$25.88
Total Return[4,5]	12.15%[6]	2.88%	20.03%	11.29%	(5.08)%	10.67%
Ratio of net expenses to average net assets	1.24%[7]	1.23%	1.22%	1.23%	1.22%	1.22%
Ratio of gross expenses to average net assets[8]	1.25%[7]	1.24%	1.23%	1.24%	1.22%	1.23%
Ratio of net investment income to average net assets[4]	1.35%[7]	1.30%	0.89%	0.94%	0.86%	0.65%
Portfolio turnover	17%[6]	16%	2%	4%	6%	16%
Net assets end of period (000’s) omitted	$2,273,325	$2,166,407	$2,803,230	$3,479,880	$4,062,291	$7,847,093

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal years ended December 31,
Class I	(unaudited)	2018	2017	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$17.74	$21.09	$19.66	$19.75	$25.88	$25.15
Income (loss) from Investment Operations:
Net investment income[3,4]	0.15	0.32	0.23	0.23	0.26	0.21
Net realized and unrealized gain (loss) on investments	2.02	0.32	3.74	2.04	(1.50)	2.56
Total income (loss) from investment operations	2.17	0.64	3.97	2.27	(1.24)	2.77
Less Distributions to Shareholders from:
Net investment income	—	(0.36)	(0.25)	(0.34)	(0.30)	(0.23)
Net realized gain on investments	—	(3.63)	(2.29)	(2.02)	(4.59)	(1.81)
Total distributions to shareholders	—	(3.99)	(2.54)	(2.36)	(4.89)	(2.04)
Net Asset Value, End of Period	$19.91	$17.74	$21.09	$19.66	$19.75	$25.88
Total Return[4,5]	12.23%[6]	3.11%	20.25%	11.46%	(4.89)%	10.88%
Ratio of net expenses to average net assets	1.05%[7]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets[8]	1.06%[7]	1.06%	1.06%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets[4]	1.54%[7]	1.48%	1.06%	1.11%	1.03%	0.82%
Portfolio turnover	17%[6]	16%	2%	4%	6%	16%
Net assets end of period (000’s) omitted	$1,525,355	$1,292,079	$1,578,775	$1,051,228	$1,312,374	$3,414,602

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Yacktman Focused Fund - Security Selection Only Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2019 (unaudited)	For the fiscal year ended December 31,	For the fiscal period ended December 31,
		2018	2017[1]
Net Asset Value, Beginning of Period	$11.94	$11.77	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.10	0.26	0.14
Net realized and unrealized gain on investments	1.59	0.00	1.94
Total income from investment operations	1.69	0.26	2.08
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.22)
Net realized gain on investments	—	(0.02)	(0.09)
Total distributions to shareholders	—	(0.09)	(0.31)
Net Asset Value, End of Period	$13.63	$11.94	$11.77
Total Return[3,4]	14.15%[5]	2.17%	20.81%[5]
Ratio of net expenses to average net assets	1.08%[6]	1.08%	1.08%[6]
Ratio of gross expenses to average net assets[7]	1.17%[6]	1.82%	3.77%[8]
Ratio of net investment income to average net assets[3]	1.47%[6]	2.14%	1.35%[6]
Portfolio turnover	17%[5]	2%	12%[5]
Net assets end of period (000’s) omitted	$171	$76	$17

AMG Yacktman Focused Fund - Security Selection Only Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2019 (unaudited)	For the fiscal year ended December 31,	For the fiscal period ended December 31,
		2018	2017[1]
Net Asset Value, Beginning of Period	$11.94	$11.77	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.10	0.26	0.14
Net realized and unrealized gain on investments	1.58	0.00	1.94
Total income from investment operations	1.68	0.26	2.08
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.22)
Net realized gain on investments	—	(0.02)	(0.09)
Total distributions to shareholders	—	(0.09)	(0.31)
Net Asset Value, End of Period	$13.62	$11.94	$11.77
Total Return[3,4]	14.07%[5]	2.17%	20.81%[5]
Ratio of net expenses to average net assets	1.08%[6]	1.08%	1.08%[6]
Ratio of gross expenses to average net assets[7]	1.17%[6]	1.82%	3.77%[8]
Ratio of net investment income to average net assets[3]	1.47%[6]	2.14%	1.35%[6]
Portfolio turnover	17%[5]	2%	12%[5]
Net assets end of period (000’s) omitted	$68,507	$59,936	$1,392

[1]	Commencement of operations was on January 30, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Ratio does not reflect the annualization of audit expenses.

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2019 (unaudited)	For the fiscal years ended December 31,			For the fiscal period ended December 31,
		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.82	$12.03	$9.37	$7.75	$9.40
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.16	0.06 [5]	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.56	(1.41)	3.18	1.75	(1.49)
Total income (loss) from investment operations	0.69	(1.25)	3.24	1.93	(1.29)
Less Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.14)	(0.20)	(0.23)
Net realized gain on investments	—	(0.85)	(0.44)	—	(0.13)
Paid in capital	—	—	—	(0.11)	—
Total distributions to shareholders	—	(0.96)	(0.58)	(0.31)	(0.36)
Net Asset Value, End of Period	$10.51	$9.82	$12.03	$9.37	$7.75
Total Return[4]	6.93%[6,7]	(10.26)%[7]	34.67%[7]	24.88%	(13.77)%[6]
Ratio of net expenses to average net assets	1.47%[8,9]	1.84%[9]	2.33%[9]	1.90%[9]	1.27%[8,9]
Ratio of gross expenses to average net assets[10]	1.65%[8,9]	2.03%[9]	2.59%[9]	2.29%[9]	1.88%[8,9]
Ratio of net investment income to average net assets[4]	2.48%[8,9]	1.38%[9]	0.50%[9]	2.08%[9]	3.40%[8,9]
Portfolio turnover	9%[6]	30%	36%	29%	30%[6]
Net assets end of period (000’s) omitted	$9,023	$7,678	$8,377	$700	$83

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

Class Z	For the six months ended June 30, 2019 (unaudited)	For the fiscal year ended December 31,				For the fiscal period ended December 31,
		2018	2017	2016[1]	2015	2014[11]
Net Asset Value, Beginning of Period	$9.84	$12.05	$9.38	$7.75	$9.45	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	0.13	0.17	0.07 [5]	0.20	0.22	(0.00)[12]
Net realized and unrealized gain (loss) on investments	0.56	(1.40)	3.19	1.74	(1.56)	(0.54)
Total income (loss) from investment operations	0.69	(1.23)	3.26	1.94	(1.34)	(0.54)
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.15)	(0.20)	(0.23)	(0.01)
Net realized gain on investments	—	(0.85)	(0.44)	—	(0.13)	—
Paid in capital	—	—	—	(0.11)	—	—
Total distributions to shareholders	—	(0.98)	(0.59)	(0.31)	(0.36)	(0.01)
Net Asset Value, End of Period	$10.53	$9.84	$12.05	$9.38	$7.75	$9.45
Total Return[4]	7.01%[6,7]	(10.14)%[7]	34.81%[7]	25.05%[7]	(14.22)%	(5.39)%[6,7]
Ratio of net expenses to average net assets	1.37%[8,9]	1.74%[9]	2.23%[9]	1.63%[9]	1.24%[9]	1.65%[8]
Ratio of gross expenses to average net assets[10]	1.55%[8,9]	1.93%[9]	2.49%[9]	2.01%[9]	1.74%[9]	2.60%[8]
Ratio of net investment income (loss) to average net assets[4]	2.58%[8,9]	1.48%[9]	0.60%[9]	2.34%[9]	2.47%[9]	(0.04)%[8]
Portfolio turnover	9%[6]	30%	36%	29%	30%	7%[6]
Net assets end of period (000’s) omitted	$43,412	$29,153	$29,334	$21,519	$17,177	$17,545

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class I and Class Z, respectively.
[2]	Commencement of operations was on July 1, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, and $0.05 for Class I and Class Z, respectively.
[6]	Not annualized.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Annualized.
[9]

Includes a performance adjustment amounting to (0.27)% for the six months ended June 30, 2019 and 0.10%, 0.59%, (0.02)% and (0.42)% for the fiscal years ended 2018, 2017, 2016 and 2015, respectively. (See Note 2 in the Notes to Financial Statements)

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Commencement of operations was on June 30, 2014.
[12]	Less than $0.005 or $(0.005) per share.

Notes to Financial Statements (unaudited) June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Focused Fund - Security Selection Only (“Yacktman Focused Selection Only”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers Class I shares and Class Z shares. Yacktman Focused and Yacktman Focused Selection Only offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Focused Selection Only and Yacktman Special Opportunities are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized, adjustment for passive foreign investment companies sold and foreign currency. Temporary differences are due to mark-to-market of passive foreign investment companies, wash sales and qualified late-year loss deferrals.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Yacktman Fund	$6,319,256,470	$2,189,147,846	$(147,375,921)	$2,041,771,925
Yacktman Focused	2,890,760,331	1,014,571,689	(115,885,691)	898,685,998
Yacktman Focused Selection Only	64,022,405	6,622,304	(1,577,873)	5,044,431
Yacktman Special Opportunities	53,098,454	5,403,749	(5,059,936)	343,813

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of June 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, the Funds deducted a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2019, Yacktman Fund and Yacktman Focused had redemption fees amounting to $67,660 and $29,762, respectively. For the fiscal year ended December 31, 2018, Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities had redemption fees amounting to $87,910, $90,215 and $95, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Yacktman Fund				Yacktman Focused
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	—	—	—	—	8,324,500	$158,200,784	7,443,814	$158,686,577
Reinvestment of distributions	—	—	—	—	—	—	22,469,945	397,493,318
Cost of shares repurchased	—	—	—	—	(16,140,388)	(309,807,136)	(40,750,255)	(863,276,105)

Net decrease	—	—	—	—	(7,815,888)	$(151,606,352)	(10,836,496)	$(307,096,210)

Class I:
Proceeds from sale of shares	61,122,146	$1,233,430,851	52,555,929	$1,176,400,960	14,667,342	$278,208,134	21,868,312	$452,724,750
Reinvestment of distributions	—	—	65,465,810	1,241,236,690	—	—	10,725,710	189,201,527
Cost of shares repurchased	(38,992,209)	(795,617,302)	(126,454,085)	(2,874,733,571)	(10,889,405)	(208,126,709)	(34,603,357)	(728,963,016)

Net increase (decrease)	22,129,937	$437,813,549	(8,432,346)	$(457,095,921)	3,777,937	$70,081,425	(2,009,335)	$(87,036,739)

	Yacktman Focused Selection Only				Yacktman Special Opportunities
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	9,994	$129,905	4,879	$58,254	—	—	—	—
Reinvestment of distributions	—	—	10	123	—	—	—	—
Cost of shares repurchased	(3,796)	(45,092)	—	—	—	—	—	—

Net increase	6,198	$84,813	4,889	$58,377	—	—	—	—

Class I:
Proceeds from sale of shares	10,771	$141,829	4,866,365	$59,831,050	293,857	$3,093,335	281,022	$3,353,389
Reinvestment of distributions	—	—	35,766	424,189	—	—	71,583	692,212
Cost of shares repurchased	(1,442)	(19,473)	—	—	(217,137)	(2,281,916)	(267,094)	(3,128,792)

Net increase	9,329	$122,356	4,902,131	$60,255,239	76,720	$811,419	85,511	$916,809

Notes to Financial Statements (continued)

	Yacktman Focused Selection Only				Yacktman Special Opportunities
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	—	—	—	—	1,186,103	$12,340,499	456,785	$5,134,680
Reinvestment of distributions	—	—	—	—	—	—	269,898	2,615,315
Cost of shares repurchased	—	—	—	—	(27,749)	(289,430)	(197,486)	(2,280,062)

Net increase	—	—	—	—	1,158,354	$12,051,069	529,197	$5,469,933

At June 30, 2019, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Focused Selection Only - one owns 37%; Yacktman Special Opportunities - one owns 22%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2019, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused, Yacktman Focused Selection Only and Yacktman Special Opportunities were $13,752,502, $4,321,492, $287,590 and $847,998 respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund
on first $500 million	0.52%
next $500 million	0.47%
over $1 billion	0.42%
Yacktman Focused	0.87%
Yacktman Focused Selection Only	0.87%
Yacktman Special Opportunities	1.37%

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment Rate for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2019, the Performance Adjustment decreased management fee by a net amount of $56,860, resulting in Yacktman Special Opportunities paying the Investment Manager at an effective rate of 1.10%.

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit

Notes to Financial Statements (continued)

total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Yacktman Focused Class N to the annual rate of 1.25% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Yacktman Focused Selection Only to 1.08% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of investment management fees, administrative fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connections with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Yacktman Special Opportunities to an annual rate of 0.12% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

		Yacktman	Yacktman
Expiration	Yacktman	Focused	Special
Period	Focused	Selection Only	Opportunities
Less than 1 year	—	$14,371	$76,584
1-2 years	—	47,601	70,749
2-3 years	$30,380	118,083	82,318

Total	$30,380	$180,055	$229,651

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in the JPMorgan U.S. Government Money Market Fund, IM Capital Shares. For the six months ended June 30, 2019, the investment management fee for Yacktman Fund and Yacktman Focused was reduced by $330,439 and $150,534, respectively or 0.01% of average net assets.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Focused Selection Only and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Focused Selection Only and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred
Yacktman Fund
Class I	0.20%	0.10%
Yacktman Focused
Class N	0.20%	0.19%
Yacktman Focused Selection Only
Class N	0.20%	—
Yacktman Special Opportunities
Class I	0.10%	0.10%

Notes to Financial Statements (continued)

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, Yacktman Fund lent a maximum of $14,519,499 for eight days earning interest of $7,132, Yacktman Focused lent a maximum of $26,745,146 for seven days earning interest of $15,194, Yacktman Special Opportunities lent a maximum of $727,735 for two days earning interest of $113 and Yacktman Focused Fund - Security Selection Only lent a maximum of $1,121,372 for four days earning interest of $422. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Yacktman Fund	$1,050,288,166	$926,295,725
Yacktman Focused	504,135,041	785,724,136
Yacktman Focused Selection Only	10,935,123	10,897,797
Yacktman Special Opportunities	15,168,255	3,648,122

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2019.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Yacktman Fund	$90,189,158	$13,752,502	$78,937,927	$92,690,429
Yacktman Focused	5,210,765	4,321,492	1,525,567	5,847,059
Yacktman Focused Selection Only	258,638	287,590	—	287,590
Yacktman Special Opportunities	2,848,498	847,998	2,044,635	2,892,633

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Yacktman Fund	U.S. Treasury Obligations	0.000%-8.750%	07/23/19-11/15/48
Yacktman Focused	U.S. Treasury Obligations	0.125%-2.875%	03/31/21-08/15/28
Yacktman Special Opportunities	U.S. Treasury Obligations	0.000%-8.750%	07/16/19-11/15/48

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties

Notes to Financial Statements (continued)

to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended June 30, 2019, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Yacktman Focused	Yacktman Focused Selection Only
Options
Average value of options contracts written	$1,540,000	$28,600

8. OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. Yacktman Focused and Yacktman Focused Selection Only, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Yacktman Fund
Bank of America Securities, Inc.	$3,266,443	—	$3,266,443	$3,266,443	—
Cantor Fitzgerald Securities, Inc.	3,266,443	—	3,266,443	3,266,443	—
Citigroup Global Markets, Inc.	3,266,443	—	3,266,443	3,266,443	—
Jefferies LLC	3,266,443	—	3,266,443	3,266,443	—
Nomura Securities International, Inc.	686,730	—	686,730	686,730	—

Total	$13,752,502	—	$13,752,502	$13,752,502	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Yacktman Focused
Bank of America Securities, Inc.	$1,026,424	—	$1,026,424	$1,026,424	—
Cantor Fitzgerald Securities, Inc.	1,026,424	—	1,026,424	1,026,424	—
Citigroup Global Markets, Inc.	1,026,424	—	1,026,424	1,026,424	—
Jefferies LLC	1,026,424	—	1,026,424	1,026,424	—
Nomura Securities International, Inc.	215,796	—	215,796	215,796	—

Total	$4,321,492	—	$4,321,492	$4,321,492	—

Yacktman Focused Selection Only
RBC Dominion Securities, Inc.	$287,590	—	$287,590	$287,590	—
Yacktman Special Opportunities
BNP Paribas S.A.	$847,998	—	$847,998	$847,998	—

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (“the Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for AMG Yacktman Special Opportunities Fund, AMG Yacktman Focused Fund – Security Selection Only and Class N shares of AMG Yacktman Focused Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above the median performance for the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500® Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top decile relative to its Peer Group for all relevant periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above the median performance for the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500® Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year and 10-year periods and in the top quintile for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2019 and for the period from the Class Z shares’ inception on June 30, 2014 through March 31, 2019 was above the median performance for the Peer Group and below, above and above, respectively, the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Focused Fund –Security Selection Only, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2019 and for the period from the Class I shares’ inception on January 30, 2017 through March 31, 2019 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the S&P 500® Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and since inception. The Trustees also took into account the Fund’s relatively short performance history. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for AMG Yacktman Special Opportunities Fund, AMG Yacktman Focused Fund –Security Selection Only and Class N shares of AMG Yacktman Focused Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Class N shares. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the

Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Focused Fund – Security Selection Only, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.08%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	61

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063019	SAR071

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 3, 2019